Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	KMTUF
Entity Registrant Name	KOMATSU LTD
Entity Central Index Key	0000056594
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	952,261,022

Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Current assets
Cash and cash equivalents (Note 9)	$ 1,013,159	¥ 83,079,000	¥ 84,224,000
Time deposits	11,060	907,000	734,000
Trade notes and accounts receivable (Note 4)	6,826,207	559,749,000	532,757,000
Inventories (Note 5)	7,467,792	612,359,000	473,876,000
Deferred income taxes and other current assets (Notes 9, 15, 19, 20, 21 and 23)	1,759,488	144,278,000	152,781,000
Total current assets	17,077,706	1,400,372,000	1,244,372,000
Long-term trade receivables (Note 4)	2,247,488	184,294,000	183,270,000
Investments
Investments in and advances to affiliated companies (Note 7)	250,793	20,565,000	25,115,000
Investment securities (Notes 6, 20 and 21)	660,878	54,192,000	60,855,000
Other	31,488	2,582,000	3,124,000
Total investments	943,159	77,339,000	89,094,000
Property, plant and equipment - less accumulated depreciation and amortization (Notes 8 and 16)	6,459,220	529,656,000	508,387,000
Goodwill (Note 10)	380,841	31,229,000	29,321,000
Other intangible assets - less accumulated amortization (Note 10)	706,744	57,953,000	53,971,000
Deferred income taxes and other assets (Notes 15, 19, 20 and 21)	483,976	39,686,000	40,722,000
Assets	28,299,134	2,320,529,000	2,149,137,000
Current liabilities
Short-term debt (Note 11)	2,632,000	215,824,000	130,308,000
Current maturities of long-term debt (Notes 9, 11, 16 and 20)	1,456,793	119,457,000	122,608,000
Trade notes, bills and accounts payable	3,334,878	273,460,000	308,975,000
Income taxes payable (Note 15)	282,866	23,195,000	38,829,000
Deferred income taxes and other current liabilities (Notes 15, 19, 20, 21 and 23)	2,826,512	231,774,000	199,268,000
Total current liabilities	10,533,049	863,710,000	799,988,000
Long-term liabilities
Long-term debt (Notes 9, 11, 16 and 20)	3,811,207	312,519,000	291,152,000
Liability for pension and retirement benefits (Note 12)	618,110	50,685,000	48,027,000
Deferred income taxes and other liabilities (Notes 15, 19, 20 and 21)	440,951	36,158,000	37,290,000
Total long-term liabilities	4,870,268	399,362,000	376,469,000
Total liabilities	15,403,317	1,263,072,000	1,176,457,000
Commitments and contingent liabilities (Note 18)
Common stock:
Authorized 3,955,000,000 shares Issued 983,130,260 shares in 2012 and 998,744,060 shares in 2011 Outstanding 952,261,022 shares in 2012 and 967,902,641 shares in 2011	827,683	67,870,000	67,870,000
Capital surplus	1,687,610	138,384,000	140,523,000
Retained earnings:
Appropriated for legal reserve	462,854	37,954,000	34,494,000
Unappropriated	11,602,377	951,395,000	847,153,000
Accumulated other comprehensive loss (Notes 6, 12, 14, 19 and 21)	(1,736,451)	(142,389,000)	(131,059,000)
Treasury stock at cost, 30,869,238 shares in 2012 and 30,841,419 shares in 2011 (Note 13)	(530,707)	(43,518,000)	(35,138,000)
Total Komatsu Ltd. shareholders' equity	12,313,366	1,009,696,000	923,843,000
Noncontrolling interests	582,451	47,761,000	48,837,000
Total equity	12,895,817	1,057,457,000	972,680,000
Liabilities and Equity, Total	$ 28,299,134	¥ 2,320,529,000	¥ 2,149,137,000

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, Authorized	3,955,000,000	3,955,000,000
Common stock, Issued	983,130,260	998,744,060
Common stock, Outstanding	952,261,022	967,902,641
Treasury stock, share	30,869,238	30,841,419

Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net sales (Note 7)	$ 24,167,841	¥ 1,981,763,000	¥ 1,843,127,000	¥ 1,431,564,000
Cost of sales (Notes 16,19 and 24)	17,570,304	1,440,765,000	1,343,464,000	1,101,559,000
Selling, general and administrative expenses (Notes 3,16 and 24)	3,443,110	282,335,000	264,691,000	249,286,000
Impairment loss on long-lived assets (Notes 8,10,21 and 24)	37,878	3,106,000	5,142,000	3,332,000
Other operating income (expenses), net (Note 24)	9,585	786,000	(6,901,000)	(10,352,000)
Operating income	3,126,134	256,343,000	222,929,000	67,035,000
Other expenses, net(Note 24)	(82,122)	(6,734,000)	(3,120,000)	(2,056,000)
Interest and dividend income	46,049	3,776,000	4,493,000	6,158,000
Interest expense	(94,927)	(7,784,000)	(6,475,000)	(8,502,000)
Other, net (Notes 3,16,19 and 21)	(33,244)	(2,726,000)	(1,138,000)	288,000
Income before income taxes and equity in earnings of affiliated companies	3,044,012	249,609,000	219,809,000	64,979,000
Income taxes (Note 15)
Current	810,000	66,420,000	57,923,000	32,722,000
Deferred	98,171	8,050,000	6,783,000	(7,358,000)
Total	908,171	74,470,000	64,706,000	25,364,000
Income before equity in earnings of affiliated companies	2,135,841	175,139,000	155,103,000	39,615,000
Equity in earnings of affiliated companies	19,622	1,609,000	2,724,000	1,588,000
Net income	2,155,463	176,748,000	157,827,000	41,203,000
Less net income attributable to noncontrolling interests	(118,378)	(9,707,000)	(7,075,000)	(7,644,000)
Net income attributable to Komatsu Ltd.	$ 2,037,085	¥ 167,041,000	¥ 150,752,000	¥ 33,559,000
Net income attributable to Komatsu Ltd.:
Basic	$ 2.1155	¥ 173.47	¥ 155.77	¥ 34.67
Diluted	$ 2.1136	¥ 173.32	¥ 155.66	¥ 34.65
Cash dividends per share	$ 0.5	¥ 41	¥ 26	¥ 26

Consolidated Statements of Equity In Thousands, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Capital surplus USD ($)	Capital surplus JPY (¥)	Appropriated for legal reserve USD ($)	Appropriated for legal reserve JPY (¥)	Unappropriated USD ($)	Unappropriated JPY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss JPY (¥)	Treasury stock USD ($)	Treasury stock JPY (¥)	Total Komatsu Ltd. shareholders' equity USD ($)	Total Komatsu Ltd. shareholders' equity JPY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests JPY (¥)
Beginning Balance at Mar. 31, 2009		¥ 848,334,000		¥ 67,870,000		¥ 140,092,000		¥ 28,472,000		¥ 719,222,000		¥ (105,744,000)		¥ (34,971,000)		¥ 814,941,000		¥ 33,393,000
Cash dividends		(28,548,000)								(25,180,000)						(25,180,000)		(3,368,000)
Transfer to retained earnings appropriated for legal reserve								3,511,000		(3,511,000)
Other changes		2,531,000																2,531,000
Comprehensive income (loss)
Net income		41,203,000								33,559,000						33,559,000		7,644,000
Other comprehensive income (loss), for the period, net of tax (Note 14)
Foreign currency translation adjustments		993,000										(904,000)				(904,000)		1,897,000
Net unrealized holding gains (losses) on securities available for sale		5,480,000										5,480,000				5,480,000
Pension liability adjustments		4,922,000										4,920,000				4,920,000		2,000
Net unrealized holding gains (losses) on derivative instruments		1,339,000										614,000				614,000		725,000
Comprehensive income		53,937,000														43,669,000		10,268,000
Issuance and exercise of stock acquisition rights (Note 13)		413,000				413,000										413,000
Purchase of treasury stock		(40,000)												(40,000)		(40,000)
Sales of treasury stock		172,000				(84,000)								256,000		172,000
Ending Balance at Mar. 31, 2010		876,799,000		67,870,000		140,421,000		31,983,000		724,090,000		(95,634,000)		(34,755,000)		833,975,000		42,824,000
Cash dividends		(26,172,000)								(25,178,000)						(25,178,000)		(994,000)
Transfer to retained earnings appropriated for legal reserve								2,511,000		(2,511,000)
Other changes		2,124,000				(51,000)						7,000				(44,000)		2,168,000
Comprehensive income (loss)
Net income		157,827,000								150,752,000						150,752,000		7,075,000
Other comprehensive income (loss), for the period, net of tax (Note 14)
Foreign currency translation adjustments		(39,529,000)										(37,237,000)				(37,237,000)		(2,292,000)
Net unrealized holding gains (losses) on securities available for sale		1,978,000										1,978,000				1,978,000
Pension liability adjustments		(91,000)										(91,000)				(91,000)
Net unrealized holding gains (losses) on derivative instruments		(26,000)										(82,000)				(82,000)		56,000
Comprehensive income		120,159,000														115,320,000		4,839,000
Issuance and exercise of stock acquisition rights (Note 13)		109,000				109,000										109,000
Purchase of treasury stock		(583,000)												(583,000)		(583,000)
Sales of treasury stock		244,000				44,000								200,000		244,000
Ending Balance at Mar. 31, 2011	11,861,952	972,680,000	827,683	67,870,000	1,713,695	140,523,000	420,659	34,494,000	10,331,134	847,153,000	(1,598,280)	(131,059,000)	(428,512)	(35,138,000)	11,266,379	923,843,000	595,573	48,837,000
Cash dividends	(562,781)	(46,148,000)							(484,159)	(39,701,000)					(484,159)	(39,701,000)	(78,622)	(6,447,000)
Transfer to retained earnings appropriated for legal reserve							42,195	3,460,000	(42,195)	(3,460,000)
Other changes	(51,645)	(4,235,000)			(2,987)	(245,000)					415	34,000			(2,572)	(211,000)	(49,073)	(4,024,000)
Comprehensive income (loss)
Net income	2,155,463	176,748,000							2,037,085	167,041,000					2,037,085	167,041,000	118,378	9,707,000
Other comprehensive income (loss), for the period, net of tax (Note 14)
Foreign currency translation adjustments	(109,171)	(8,952,000)									(106,817)	(8,759,000)			(106,817)	(8,759,000)	(2,354)	(193,000)
Net unrealized holding gains (losses) on securities available for sale	8,841	725,000									8,841	725,000			8,841	725,000
Pension liability adjustments	(23,695)	(1,943,000)									(23,537)	(1,930,000)			(23,537)	(1,930,000)	(158)	(13,000)
Net unrealized holding gains (losses) on derivative instruments	(18,366)	(1,506,000)									(17,073)	(1,400,000)			(17,073)	(1,400,000)	(1,293)	(106,000)
Comprehensive income	2,013,072	165,072,000													1,898,499	155,677,000	114,573	9,395,000
Issuance and exercise of stock acquisition rights (Note 13)	8,524	699,000			8,524	699,000									8,524	699,000
Purchase of treasury stock	(379,488)	(31,118,000)											(379,488)	(31,118,000)	(379,488)	(31,118,000)
Sales of treasury stock	6,183	507,000			(159)	(13,000)							6,342	520,000	6,183	507,000
Retirement of treasury stock (Note 13)		(22,218,000)			(31,463)	(2,580,000)			(239,488)	(19,638,000)			270,951	22,218,000
Ending Balance at Mar. 31, 2012	$ 12,895,817	¥ 1,057,457,000	$ 827,683	¥ 67,870,000	$ 1,687,610	¥ 138,384,000	$ 462,854	¥ 37,954,000	$ 11,602,377	¥ 951,395,000	$ (1,736,451)	¥ (142,389,000)	$ (530,707)	¥ (43,518,000)	$ 12,313,366	¥ 1,009,696,000	$ 582,451	¥ 47,761,000

Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Operating activities
Net income	$ 2,155,463,000	¥ 176,748,000,000	¥ 157,827,000,000	¥ 41,203,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,098,854,000	90,106,000,000	89,467,000,000	91,319,000,000
Deferred income taxes	98,171,000	8,050,000,000	6,783,000,000	(7,358,000,000)
Net loss (gain) from sale of investment securities and subsidiaries	30,683,000	2,516,000,000	54,000,000	(679,000,000)
Net gain on sale of property	(11,159,000)	(915,000,000)	(2,807,000,000)	(373,000,000)
Loss on disposal of fixed assets	25,707,000	2,108,000,000	1,928,000,000	2,244,000,000
Impairment loss on long-lived assets	37,878,000	3,106,000,000	5,142,000,000	3,332,000,000
Pension and retirement benefits, net	18,732,000	1,536,000,000	(3,795,000,000)	(55,000,000)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(266,610,000)	(21,862,000,000)	(147,477,000,000)	(71,459,000,000)
Decrease (increase) in inventories	(1,675,049,000)	(137,354,000,000)	(97,790,000,000)	117,707,000,000
Increase (decrease) in trade payables	(465,939,000)	(38,207,000,000)	101,595,000,000	(8,354,000,000)
Increase (decrease) in income taxes payable	(185,183,000)	(15,185,000,000)	17,876,000,000	11,311,000,000
Other, net	426,354,000	34,961,000,000	21,599,000,000	3,323,000,000
Net cash provided by operating activities	1,287,902,000	105,608,000,000	150,402,000,000	182,161,000,000
Investing activities
Capital expenditures	(1,537,683,000)	(126,090,000,000)	(100,820,000,000)	(92,401,000,000)
Proceeds from sale of property	102,000,000	8,364,000,000	9,605,000,000	11,212,000,000
Proceeds from sale of available for sale investment securities	21,427,000	1,757,000,000	2,132,000,000	1,005,000,000
Purchases of available for sale investment securities	(17,768,000)	(1,457,000,000)	(1,379,000,000)	(4,826,000,000)
Proceeds from sale of subsidiaries, net of cash disposed				661,000,000
Acquisition of subsidiaries and equity investees, net of cash acquired	(105,476,000)	(8,649,000,000)	976,000,000	1,107,000,000
Collection of loan receivables	25,622,000	2,101,000,000	1,926,000,000	11,559,000,000
Disbursement of loan receivables	(5,366,000)	(440,000,000)	(1,236,000,000)	(667,000,000)
Decrease (increase) in time deposits, net	(1,524,000)	(125,000,000)	287,000,000	(617,000,000)
Net cash used in investing activities	(1,518,768,000)	(124,539,000,000)	(88,509,000,000)	(72,967,000,000)
Financing activities
Proceeds from long-term debt	1,827,366,000	149,844,000,000	72,681,000,000	155,641,000,000
Repayments on long-term debt	(1,089,415,000)	(89,332,000,000)	(89,941,000,000)	(73,052,000,000)
Increase (decrease) in short-term debt, net	1,053,805,000	86,412,000,000	11,592,000,000	(139,067,000,000)
Repayments of capital lease obligations	(552,085,000)	(45,271,000,000)	(28,637,000,000)	(31,240,000,000)
Sale (purchase) of treasury stock, net	(374,146,000)	(30,680,000,000)	175,000,000	132,000,000
Dividends paid	(484,159,000)	(39,701,000,000)	(25,178,000,000)	(25,180,000,000)
Other, net	(152,329,000)	(12,491,000,000)	2,943,000,000	(3,597,000,000)
Net cash provided by (used in) financing activities	229,037,000	18,781,000,000	(56,365,000,000)	(116,363,000,000)
Effect of exchange rate change on cash and cash equivalents	(12,134,000)	(995,000,000)	(3,733,000,000)	(965,000,000)
Net increase (decrease) in cash and cash equivalents	(13,963,000)	(1,145,000,000)	1,795,000,000	(8,134,000,000)
Cash and cash equivalents, beginning of year	1,027,122,000	84,224,000,000	82,429,000,000	90,563,000,000
Cash and cash equivalents, end of year	$ 1,013,159,000	¥ 83,079,000,000	¥ 84,224,000,000	¥ 82,429,000,000

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies

1. Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies

Description of Business

Komatsu Ltd. (“Company”) and subsidiaries (together “Komatsu”) primarily manufacture and market various types of construction, mining and utility equipment throughout the world. Komatsu is also engaged in the manufacture and sale of industrial machinery and others.

The consolidated net sales of Komatsu for the year ended March 31, 2012, consisted of the following: Construction, Mining and Utility Equipment – 87.8%, Industrial Machinery and Others – 12.2%.

Sales are made principally under the Komatsu brand name, and are almost entirely executed through sales subsidiaries and sales distributors. These subsidiaries and distributors are responsible for marketing and distribution and primarily sell to retail dealers in their geographical area. Of consolidated net sales for the year ended March 31, 2012, 79.7% were generated outside Japan, with 23.3% in the Americas, 10.5% in Europe and CIS, 13.6% in China, 25.9% in Asia (excluding Japan and China) and Oceania, and 6.4% in the Middle East and Africa.

The manufacturing operations of Komatsu are conducted primarily at plants in Japan, United States, Germany, United Kingdom, Sweden, Indonesia, Brazil, Italy, and China.

Basis of Financial Statement Presentation

The accompanying consolidated financial statements are prepared and presented in accordance with generally accepted accounting principals in the United States of America.

The accompanying consolidated financial statements are stated in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The translation of Japanese yen amounts into United States dollar amounts as of and for the year ended March 31, 2012, is included solely for the convenience of readers and has been made at the rate of ¥82 to $1, the approximate rate of exchange prevailing at the Federal Reserve Bank of New York on March 31, 2012. Such translation should not be construed as a representation that Japanese yen amounts could be converted into United States dollars at the above or any other rate.

Summary of Significant Accounting Policies

(1) Consolidation and Investments in Affiliated Companies

The consolidated financial statements include the accounts of the Company and all of its majority-owned domestic and foreign subsidiaries, except for certain immaterial subsidiaries.

Variable interest entities are consolidated in which the Company is the primary beneficiary in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 810, “Consolidation”. The consolidated balance sheets as of March 31, 2012 and 2011, include assets of ¥26,609 million ($324,500 thousand) and ¥26,020 million, respectively, of consolidated variable interest entities, which engage in equipment leasing in Europe. The majority of these assets are trade notes and accounts receivable, and long-term trade receivables.

Investments in affiliated companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies of a company, but does not have a controlling financial interest, are accounted for by the equity method.

(2) Foreign Currency Translation and Transactions

Assets and liabilities of foreign operations are translated at the exchange rates in effect at each fiscal year-end, and income and expenses of foreign operations are translated at the average rates of exchange prevailing during each fiscal year in consolidating the financial statements of overseas subsidiaries. The resulting translation adjustments are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements. All foreign currency transaction gains and losses are included in other income (expenses) in the period incurred.

(3) Allowance for Doubtful Trade Receivables

Komatsu records allowance for doubtful receivables as the best estimate of the amount of probable credit losses in Komatsu’s existing receivables including financing receivables. The amount is determined based on historical experience, credit information of individual customers, and assessment of overdue receivables. An additional allowance for individual receivables is recorded when Komatsu becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration of the customer’s business performance. The amount of estimated credit losses is further adjusted to reflect changes in customer circumstances.

(4) Inventories

Inventories are stated at the lower of cost or market. Komatsu determines cost of work in process and finished products using the specific identification method based on actual costs accumulated under a job-order cost system. The cost of finished parts is determined principally using the first-in first-out method. Cost of materials and supplies is stated at average cost.

(5) Investment Securities

Komatsu’s investments in debt and marketable equity securities are categorized as available-for-sale securities which are stated at fair value. Changes in fair values are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements.

Unrealized losses on marketable securities are charged against net earnings when a decline in market value below initial cost is determined to be other than temporary based primarily on the financial condition and near term prospects of the issuer and the extent and length of the time of the decline.

In assessing other-than-temporary impairment of investment securities which are stated at cost, Komatsu considers the financial condition and prospects of each investee company and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment securities exceeds its estimated fair value which is determined using discounted cash flows or other valuation techniques considered appropriate.

(6) Property, Plant and Equipment, and Related Depreciation and Amortization

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated principally by the declining-balance method at rates based on the estimated useful lives of the assets. The estimated useful lives used in computing depreciation of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Certain leased machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2012 and 2011 were as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Aggregate cost	¥27,409	¥83,436	$334,256
Accumulated amortization	16,527	36,331	201,549

Accumulated amortization related to capital leases is included in accumulated depreciation.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the costs of those properties and the related accumulated depreciation are relieved from the consolidated balance sheets and the differences between the costs of those properties and the related accumulated depreciation are recognized in other operating income (expenses) of the consolidated statements of income.

(7) Goodwill and Other Intangible Assets

Komatsu uses the acquisition method of accounting for business combinations. Goodwill is tested for impairment at least annually. Any recognized intangible assets determined to have an indefinite useful life are not to be amortized, but instead tested for impairment at least annually until its life is determined to no longer be indefinite. Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever there is an indicator of possible impairment. An impairment loss would be recognized when the carrying amount of an asset or an asset group exceeds the estimated undiscounted cash flows expected to be generated by the asset or an asset group. The amount of the impairment loss to be recorded is determined by the difference between the fair value of the asset or an asset group using a discounted cash flow valuation model and carrying value.

(8) Revenue Recognition

Komatsu recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered for customers or dealers, (3) sales price is fixed or determinable, and (4) collectability is reasonably assured.

Revenue from sales of products including construction, mining and utility equipment and industrial machinery is recognized when title and risk of ownership is transferred to independently owned and operated customers or dealers, which occur upon the attainment of customer acceptance or when installation is completed. The conditions of acceptance are governed by the terms of the contract or arrangement. For arrangements with multiple elements, which may include any combination of products, installation and maintenance, Komatsu allocates revenue to each element based on its relative fair value if such elements meet the criteria for treatment as a separate unit of accounting. When Komatsu enters into a separate contract to render transportation or technical advice, principally related to a sale of mining equipment and large-sized industrial machinery such as large presses, these service revenues are accounted for separately from the product sale and recognized at the completion of the service delivery specified in the contract.

Service revenues from repair and maintenance and from transportation are recognized at the completion of service-delivery. Revenues from long-term fixed price maintenance contracts are recognized ratably over the contract period.

Certain consolidated subsidiaries rent construction equipment to customers. Rent revenue is recognized on a straight-line basis over the rental period.

Revenues are recorded net of discounts. In addition, taxes collected from customers and remitted to governmental-authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

(9) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

If a tax position meets the more-likely-than-not recognition threshold based on the technical merits of the position, Komatsu recognizes the benefit of such position in the financial statements. The benefit of the tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement with appropriate taxing authority.

(10) Product Warranties

Komatsu establishes a liability for estimated product warranty cost at the time of sale. Estimates for accrued product warranty cost are primarily based on historical experience and are classified as other current liabilities and other liabilities.

(11) Pension and Retirement Benefits

Komatsu recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income, net of tax.

Amortization of actuarial net gain or loss is included as a component of Komatsu’s net periodic pension cost for defined benefit plans for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets.

In such case, the amount of amortization recognized is the resulting excess divided by average remaining service period of active employees expected to receive benefits under the plan. The expected return on plan assets is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed income investments currently available and expected to be available during the period to maturity of the pension benefits.

(12) Share-Based Compensation

Komatsu recognizes share-based compensation expense using the fair value method. Compensation expense is measured at grant-date fair value of the share-based award and charged to expense over the vesting period.

(13) Per Share Data

Basic net income attributable to Komatsu Ltd. per share has been computed by dividing net income attributable to Komatsu Ltd. by the weighted-average number of common shares outstanding during each fiscal year, after deducting treasury shares. Diluted net income attributable to Komatsu Ltd. per share reflects the potential dilution computed on the basis that all stock options were exercised (less the number of treasury shares assumed to be purchased from proceeds using the average market price of the Company’s common shares) to the extent that each is not antidilutive.

Dividends per share shown in the accompanying consolidated statements of income are based on dividends approved and paid in each fiscal year.

(14) Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the date of purchase.

Our foreign subsidiaries participate in a global cash pooling arrangement with a single financial institution, which is used to fund short-term liquidity needs. This arrangement contains specific provisions for the right to offset positive and negative cash balances on a global basis. The facility allows for cash withdrawals from this financial institution based upon our aggregate cash deposits within the same financial institution. Komatsu’s consolidated Balance Sheets as of March 31, 2012 and 2011 reflect cash net of withdrawals of ¥28,823 million ($351,500 thousand) and ¥39,729 million respectively.

(15) Derivative Financial Instruments

Komatsu uses various derivative financial instruments to manage its interest rate and foreign exchange exposure.

All derivatives, including derivatives embedded in other financial instruments, are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheet. Changes in the fair values of derivative instruments not designated or not qualifying as hedges and any ineffective portion of qualified hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments which qualify as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in accumulated other comprehensive income (loss), and recognized in earnings when the hedged item is recognized in earnings.

(16) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

Long-lived assets and certain identifiable intangibles to be held and used by Komatsu are reviewed for impairment based on a cash flow analysis of the asset or an asset group whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. The assets to be held for use are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying amounts. The impairment losses are measured as the amount by which the carrying amount of the asset or an asset group exceeds the fair value. Long-lived assets and identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

(17) Use of Estimates

Komatsu has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses presented in consolidated financial statements prepared in conformity with U.S. GAAP. Actual results could differ from the estimates and assumptions.

Komatsu has identified several areas where it believes estimates and assumptions are particularly critical to the financial statements. These are the determination of the useful lives of Property, Plant and Equipment, the allowance for doubtful receivables, impairment of long-lived assets and goodwill, pension liabilities and expenses, product warranty liabilities, fair value of financial instruments, realization of deferred tax assets, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates.

(18) Recently Adopted Accounting Standards

In the fiscal year ended March 31, 2012, Komatsu adopted Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements”. ASU 2009-13 establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective is not available, or estimated selling price if neither vendor-specific objective evidence nor third-party evidence is available. The adoption of ASU 2009-13 did not have a material impact on Komatsu’s consolidated results of operations and financial condition.

In the fiscal year ended March 31, 2012, Komatsu also adopted ASU 2009-14, “Certain Revenue Arrangements That Include Software Elements”. ASU 2009-14 changes the accounting model for revenue arrangements that include both tangible products and software elements. The Update requires that hardware components of a tangible product containing component products always be excluded from the software revenue guidance. The adoption of ASU 2009-14 did not have any impact on Komatsu’s consolidated results of operations and financial condition.

Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2012
Supplemental Cash Flow Information

2. Supplemental Cash Flow Information

Additional cash flow information and noncash investing and financing activities for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Additional cash flow information:
Interest paid	¥7,309	¥6,367	¥8,533	$89,134
Income taxes paid	¥87,134	¥46,227	¥9,797	$1,062,610
Noncash investing and financing activities:
Capital lease obligations incurred	¥2,300	¥2,244	¥14,285	$28,049

Amounts reported in the other, net of net cash provided by operating activities in the accompanying consolidated statements of cash flows for the fiscal years ended March 31, 2012, 2011 and 2010 included an increase in advances received of ¥18,352 million ($223,805 thousand), an increase of ¥12,297 million and a decrease of ¥9,714 million respectively.

Business Combinations	12 Months Ended
Mar. 31, 2012
Business Combinations

3. Business Combinations

(1) Gigaphoton Inc.

On May 18, 2011, the Company acquired additional 50,000 shares of Gigaphoton Inc. (hereinafter “Gigaphoton”) for cash consideration of ¥7,500 million ($91,463 thousand).

Prior to the additional acquisition, the Company held a 50.0% equity interest in Gigaphoton and accounted for the investment by the equity method. As a result of the additional investment, the Company’s ownership increased to 100.0% and Gigaphoton became a consolidated subsidiary of the Company.

Gigaphoton was established by Ushio Inc. (hereinafter “Ushio”) and the Company as a 50-50 joint-venture company to develop, manufacture, sell and service excimer laser light sources for lithography tools in August 2000.

To develop an extreme ultraviolet light source, Ushio and Gigaphoton have been working on different methods. Because Gigaphoton and Ushio will be competing on the same market, Ushio and the Company have decided to terminate the joint-venture agreement. As a wholly owned subsidiary of the Company, Gigaphoton is expected further expand its conventional excimer laser business and also accelerate the pace of research and development by teaming up with the Company to create an extreme ultraviolet light source as the basis for next-generation lithography tools.

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

	Millions of yen	Thousands of U.S. dollars
Consideration
Cash and cash equivalents	¥7,500	$91,463

Fair value of total consideration transferred	7,500	91,463
Fair value of Komatsu’s equity interest in Gigaphoton held before the business combination	7,500	91,463

	¥15,000	$182,926

Acquisition-related cost (included in selling, general and administrative expenses)	¥36	$439

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥14,859	$181,206
Property, plant and equipment	2,376	28,976
Intangible assets	7,425	90,549
Other assets	15	183

Total assets acquired	24,675	300,914

Current liabilities	(7,860)	(95,854)
Long-term liabilities	(2,896)	(35,317)

Total liabilities assumed	(10,756)	(131,171)

Net assets acquired	13,919	169,743

Goodwill	1,081	13,183

	¥15,000	$182,926

The goodwill of ¥1,081 million ($13,183 thousand) was assigned to the Industrial Machinery and Others operating segment. The goodwill is not deductible for tax purposes.

As a result of remeasuring to fair value its 50% equity interest in Gigaphoton held before the business combination, a gain of ¥2,592 million ($31,610 thousand) was recorded in other expenses, net in the accompanying consolidated statement of income for the fiscal years ended March 31, 2012.

The amounts of Gigaphoton’s sales and net income included in Komatsu’s consolidated income statement since the date of acquisition of the additional 50.0% equity interest for the year ended March 31, 2012 were immaterial. Net sales and net income attributable to Komatsu Ltd. of the combined entity had the acquisition date been April 1, 2010 or April 1, 2009 would not differ materially from the amounts reported in the consolidated financial statements for the fiscal years ended March 31, 2011 and 2010.

(2) Komatsu Australia Corporate Finance Pty. Ltd.

In May, 2009, Komatsu acquired the additional shares of Komatsu Australia Corporate Finance Pty. Ltd. (hereinafter “KACF”) effected by a capital investment in KACF of ¥1,684 million, 3,144,898 shares out of 3,489,796 shares.

Prior to the additional acquisition, Komatsu held a 50.0% equity interest in KACF and accounted for the investment by the equity method. As a result of the additional investment, Komatsu’s ownership increased to 60.0% and KACF became a consolidated subsidiary of Komatsu.

Komatsu expects the acquisition will expand its business in relation to construction and mining equipment in the entire value chain including retail finance in Oceania strengthening its control and governance to KACF.

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition as well as the fair value at the acquisition date of the noncontrolling interest:

Millions of yen
Consideration
Cash and cash equivalents	¥1,684

Fair value of total consideration transferred	1,684
Fair value of Komatsu’s equity interest in KACF held before the business combination	696

¥2,380

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥34,478
Property, plant and equipment	15,692
Intangible assets	2
Other assets	232

Total assets acquired	50,404

Current liabilities	(33,174)
Long-term liabilities	(13,999)

Total liabilities assumed	(47,173)

Net assets acquired	3,231

Noncontrolling interest	(1,587)

Goodwill	736

¥2,380

The goodwill of ¥736 million was assigned to the construction, mining and utility equipment segment. Goodwill is not deductible for tax purposes.

Remeasurement to fair value its 50% equity interest in KACF held before the business combination did not have a material impact on the consolidated income statement for the year ended March 31, 2010.

The amounts of KACF’s sales and net income included in Komatsu’s consolidated income statement since the date of acquisition of the additional 10.0% equity interest for the year ended March 31, 2010 were immaterial. Net sales and net income attributable to Komatsu Ltd. of the combined entity had the acquisition date been April 1, 2009 would not also differ materially from the amounts reported in the consolidated financial statements for the fiscal years ended March 31, 2010.

Trade Notes and Accounts Receivable	12 Months Ended
Mar. 31, 2012
Trade Notes and Accounts Receivable

4. Trade Notes and Accounts Receivable

Receivables at March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Trade notes	¥108,390	¥84,372	$1,321,829
Accounts receivable	464,884	461,132	5,669,317

Total	573,274	545,504	6,991,146
Long-term trade receivables	186,012	186,316	2,268,439

Total trade receivables	759,286	731,820	9,259,585
Less: total allowance	(15,243)	(15,793)	(185,890)

Net trade receivables	¥744,043	¥716,027	$9,073,695

Installment and lease receivables (less unearned interest) are included in trade notes and accounts receivable and long-term trade receivables.

The roll-forward schedule of the allowance for credit losses of the financing receivables for the year ended March 31, 2012 and 2011 are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Balance at beginning of year	¥7,474	¥7,550	$91,146
Provision	1,256	2,277	15,317
Charge-offs	(1,004)	(1,855)	(12,244)
Other	24	(498)	293

Balance at end of year	¥7,750	¥7,474	$94,512

Past due financing receivables at March 31, 2012 and 2011 were not material.

Equipment sales revenue from sales-type leases is recognized at the inception of the lease. At March 31, 2012 and 2011, lease receivables comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Minimum lease payments receivable	¥232,798	¥209,723	$2,839,000
Unearned income	(21,839)	(20,035)	(266,329)

Net lease receivables	¥210,959	¥189,688	$2,572,671

The residual values of leased assets at March 31, 2012 and 2011 were not material.

Cash flows received from the sale of trade notes and accounts receivable for the years ended March 31, 2011 and 2010 were ¥406 million and ¥13,072 million. Komatsu did not have any cash flows from securitization activities from the sale of trade notes and account receivables for the fiscal year ended March 31, 2012.

Inventories	12 Months Ended
Mar. 31, 2012
Inventories

5. Inventories

At March 31, 2012 and 2011, inventories comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Finished products, including finished parts held for sale	¥422,001	¥294,807	$5,146,353
Work in process	141,302	135,167	1,723,195
Materials and supplies	49,056	43,902	598,244

Total	¥612,359	¥473,876	$7,467,792

Investment Securities	12 Months Ended
Mar. 31, 2012
Investment Securities

6. Investment Securities

Investment securities at March 31, 2012 and 2011, primarily consisted of securities available for sale. Komatsu does not have intentions to sell these securities within a year as of the balance sheet date.

Unrealized holding gains and losses are included as a component of accumulated other comprehensive income (loss) until realized.

The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2012 and 2011, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥19,890	¥26,072	¥29	¥45,933

Other investment securities at cost	8,259

	¥28,149

At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥23,887	¥25,599	¥114	¥49,372

Other investment securities at cost	11,483

	¥35,370

	Thousands of U.S. dollars
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	$242,561	$317,951	$353	$560,159

Other investment securities at cost	100,719

	$343,280

Other investment securities primarily include non-marketable equity securities. The fair value of other investment securities was not estimated as it was not practicable to estimate the fair value of investments and no significant events or changes that might have effected the fair value of those investments were observed.

Proceeds from the sale of investment securities available for sale were ¥1,757 million ($21,427 thousand), ¥2,132 million and ¥1,005 million for the years ended March 31, 2012, 2011 and 2010, respectively.

Impairment losses and net realized gains or losses from sale of investment securities available for sale during the years ended March 31, 2012, 2011 and 2010, amounted to losses of ¥2,516 million ($30,683 thousand) and ¥54 million, gains of ¥679 million, respectively. Such gains and losses were included in other expenses, net in the accompanying consolidated statements of income.

The cost of the investment securities sold was computed based on the average cost method.

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2011, are as follows:

	Millions of yen
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥272	¥29	¥—	¥—	¥272	¥29

At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥479	¥114	¥—	¥—	¥479	¥114

	Thousands of U.S. dollars
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	$3,317	$353	$—	$—	$3,317	$353

Komatsu judged the decline in fair value of investment securities at yearend to be temporary, with considering such factors as financial and operating conditions of issuer, the industry in which the issuer operates and other relevant factors.

Investments in and Advances to Affiliated Companies	12 Months Ended
Mar. 31, 2012
Investments in and Advances to Affiliated Companies

7. Investments in and Advances to Affiliated Companies

At March 31, 2012 and 2011, investments in and advances to affiliated companies comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Investments in capital stock	¥19,737	¥23,206	$240,695
Advances	828	1,909	10,098

Total	¥20,565	¥25,115	$250,793

The investments in and advances to affiliated companies relate to 20% to 50% owned companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies.

Dividends received from affiliated companies were ¥566 million ($6,902 thousand), ¥469 million and ¥329 million during the years ended March 31, 2012, 2011 and 2010, respectively.

Trade notes and accounts receivable from affiliated companies at March 31, 2012 and 2011, were ¥23,439 million ($285,841 thousand) and ¥17,271 million, respectively.

Short-term loans receivable from affiliated companies at March 31, 2012 and 2011, were ¥664 million ($8,098 thousand) and ¥723 million, respectively.

Trade notes and accounts payable to affiliated companies at March 31, 2012 and 2011, were ¥8,396 million ($102,390 thousand) and ¥10,359 million, respectively.

Net sales to affiliated companies for the years ended March 31, 2012, 2011 and 2010, were ¥51,848 million ($632,293 thousand), ¥42,673 million and ¥37,058 million, respectively.

Intercompany profits (losses) have been eliminated in the consolidated financial statements.

As of March 31, 2012 and 2011, consolidated unappropriated retained earnings included Komatsu’s share of undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥9,721 million ($118,549 thousand) and ¥11,380 million, respectively.

The difference between the carrying value of the investments in affiliated companies and Komatsu’s equity in the underlying net assets of such affiliated companies is insignificant as of March 31, 2012 and 2011.

Summarized financial information for affiliated companies at March 31, 2012 and 2011, and for the years ended March 31, 2012, 2011 and 2010, is as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current assets	¥108,919	¥118,206	$1,328,280
Net property, plant and equipment – less accumulated depreciation and amortization	38,415	40,068	468,476
Investments and other assets	33,291	27,672	405,988

Total assets	¥180,625	¥185,946	$2,202,744

Current liabilities	¥85,235	¥87,471	$1,039,451
Noncurrent liabilities	43,238	38,923	527,293
Equity	52,152	59,552	636,000

Total liabilities and equity	¥180,625	¥185,946	$2,202,744

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales	¥196,328	¥208,959	¥168,418	$2,394,244

Net income	¥3,351	¥5,602	¥3,229	$40,866

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment

8. Property, Plant and Equipment

The major classes of property, plant and equipment at March 31, 2012 and 2011, are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Land	¥97,943	¥95,409	$1,194,427
Buildings	353,486	337,619	4,310,805
Machinery and equipment	712,578	694,507	8,689,975
Construction in progress	21,897	20,220	267,037

Total	1,185,904	1,147,755	14,462,244
Less: accumulated depreciation and amortization	(656,248)	(639,368)	(8,003,024)

Net property, plant and equipment	¥529,656	¥508,387	$6,459,220

For the fiscal year ended March 31, 2011, Komatsu recognized a damaged loss of ¥1,217 million related to property, plant and equipment within the construction, mining and equipment segment as the result of the Great East Japan Earthquake.

Pledged Assets	12 Months Ended
Mar. 31, 2012
Pledged Assets

9. Pledged Assets

At March 31, 2012, assets pledged as collateral for guarantees for debt are as follows:

	Millions of yen	Thousands of U.S. dollars
Cash and cash equivalents	¥2	$24
Other current assets	2,279	27,793

Total	¥2,281	$27,817

The above assets were pledged against the following liabilities:

	Millions of yen	Thousands of U.S. dollars
Guarantees for debt	¥2,281	$27,817

Total	¥2,281	$27,817

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Other Intangible Assets

10. Goodwill and Other Intangible Assets

Intangible assets other than goodwill at March 31, 2012 and 2011 are as follows:

	Millions of yen						Thousands of U.S. dollars
	2012			2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥34,221	¥(19,759)	¥14,462	¥33,367	¥(17,531)	¥15,836	$417,329	$(240,963)	$176,366
Leasehold	8,834	(1,818)	7,016	8,926	(1,585)	7,341	107,732	(22,171)	85,561
Other	34,898	(11,525)	23,373	30,199	(12,392)	17,807	425,585	(140,549)	285,036

Total	77,953	(33,102)	44,851	72,492	(31,508)	40,984	950,646	(403,683)	546,963

Other intangible assets not subject to amortization			13,102			12,987			159,781

Total other intangible assets			¥57,953			¥53,971			$706,744

Net carrying amounts of other in intangible assets subject to amortization mainly consist of customer relationships of ¥1,121 million ($13,671 thousand) and technology assets of ¥5,335 million ($65,061 thousand) resulting from the acquisition of additional shares of Gigaphoton for the fiscal year ended March 31, 2012 and customer relationships of ¥10,958 million ($133,634 thousand) and technology assets of ¥3,500 million ($42,683 thousand) resulting from the acquisition of additional shares of Komatsu NTC Ltd. for the fiscal year ended March 31, 2008.

For the fiscal year ended March 31, 2011, Komatsu recognized an impairment loss of ¥2,744 million related to the software to be disposed of in the construction, mining and utility equipment segment. This impairment loss was recognized based on the difference by which the carrying value of the software exceeds the fair value less cost to dispose of.

The aggregate amortization expense of other intangible assets subject to amortization for the year ended March 31, 2012, 2011 and 2010 were ¥8,499 million ($103,646 thousand), ¥8,149 million and ¥8,633 million, respectively. The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2013	¥8,112
2014	6,108
2015	4,844
2016	3,434
2017	2,618

The changes in carrying amounts of goodwill for the year ended March 31, 2012 and 2011 were as follow:

	Millions of yen
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2010
Goodwill	¥24,346	¥13,943	¥38,289
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,167	¥13,403	¥29,570

Goodwill acquired during the year	578	—	578
Foreign exchange impact	(826)	(1)	(827)
Balance at March 31, 2011
Goodwill	24,098	13,942	38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

Goodwill acquired during the year	1,278	1,081	2,359
Foreign exchange impact	(445)	—	(445)
Other	—	(6)	(6)
Balance at March 31, 2012
Goodwill	24,931	15,017	39,948
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,752	¥14,477	¥31,229

	Thousands of U.S. dollars
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2011
Goodwill	$293,878	$170,024	$463,902
Accumulated impairment losses	(99,744)	(6,585)	(106,329)

	$194,134	$163,439	$357,573

Goodwill acquired during the year	15,585	13,183	28,768
Foreign exchange impact	(5,427)	—	(5,427)
Other	—	(73)	(73)
Balance at March 31, 2012
Goodwill	304,036	183,134	487,170
Accumulated impairment losses	(99,744)	(6,585)	(106,329)

	$204,292	$176,549	$380,841

Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term and Long-Term Debt

11. Short-Term and Long-Term Debt

Short-term debt at March 31, 2012 and 2011, consisted of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Banks, insurance companies and other financial institutions	¥170,824	¥130,308	$2,083,220
Commercial paper	45,000	—	548,780
Short-term debt	¥215,824	¥130,308	$2,632,000

The weighted-average annual interest rates applicable to short-term debt outstanding at March 31, 2012 and 2011, were 3.0% and 3.7%, respectively. Certain consolidated subsidiaries have entered into contracts for committed credit lines totaling ¥58,395 million ($712,134 thousand) and have unused committed lines of credit amounting to ¥12,544 million ($152,976 thousand) with certain financial institutions at March 31, 2012, which are available for full and immediate borrowings. The Company is party to a committed ¥120,000 million ($1,463,415 thousand) commercial paper program and unused committed commercial paper program amounting to ¥75,000 million ($914,634 thousand) at March 31, 2012, is available upon the satisfaction of certain customary procedural requirements. Long-term debt at March 31, 2012 and 2011, consisted of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2012 – 2017, weighted-average rate 3.9%	¥240,629	¥217,554	$2,934,500
Euro Medium-Term Notes maturing serially through 2012 – 2016, weighted-average rate 1.7%	56,098	55,167	684,122
1.66% Unsecured Bonds due 2012	20,000	20,000	243,902
0.85% Unsecured Bonds due 2012	10,000	10,000	121,951
1.53% Unsecured Bonds due 2013	30,000	30,000	365,854
1.19% Unsecured Bonds due 2014	30,000	30,000	365,854
0.58% Unsecured Bonds due 2016	30,000	—	365,854
Capital lease obligations (Note 16)	12,536	48,526	152,878
Other	2,713	2,513	33,085

Total	431,976	413,760	5,268,000
Less: current maturities	(119,457)	(122,608)	(1,456,793)

Long-term debt	¥312,519	¥291,152	$3,811,207

In 1996, the Company, Komatsu Finance America Inc. and Komatsu Finance (Netherlands) B.V. registered the US$1.0 billion Euro Medium-Term Note Program (“the Program”) on the London Stock Exchange. On April 1, 1999, the registered amount of the Program was increased to US$1.2 billion. On October 14, 2003, Komatsu Europe Coordination Center N.V. and on September 25, 2008, Komatsu Capital Europe S.V. were added as an issuer under the Program, respectively. At March 31, 2012, the issuers under the Program were the Company, Komatsu Finance America Inc. and Komatsu Capital Europe S.A. Under the Program, each of the issuers may from time to time issue notes denominated in any currency as may be agreed between the relevant issuers and dealers. The issuers under the Program issued ¥29,095 million ($354,817 thousand) during the fiscal year ended March 31, 2012, and ¥14,427 million during the fiscal year ended March 31, 2011 of Euro Medium-Term Notes with various interest rates and maturity dates.

The Company has established a program to issue up to ¥100,000 million ($1,219,512 thousand) of variable term bonds.

As is customary in Japan, substantially all bank loans are made under agreements which provide that the banks may require, under certain conditions, the borrower to provide collateral, additional collateral or guarantors for its loans.

Lending banks have a right to offset cash deposited with them against any debt or obligation that becomes due and, in the case of default and certain other specified events, against all other debt payable to the banks.

Under certain loan agreements, the lender may require the borrower to submit proposals for the payment of dividends and other appropriations of earnings for the lender’s review and approval before presentation to the shareholders. Komatsu has never received such a request.

Annual maturities of long-term debt subsequent to March 31, 2012, excluding market value adjustments of ¥1,790 million ($21,829 thousand) are as follows:

Year ending March 31	Millions of yen
2013	¥118,418
2014	104,284
2015	118,876
2016	44,498
2017	43,281
2018 and thereafter	829

Total	¥430,186

Liability for Pension and Other Retirement Benefits	12 Months Ended
Mar. 31, 2012
Liability for Pension and Other Retirement Benefits

12. Liability for Pension and Other Retirement Benefits

The Company’s employees, with certain minor exceptions, are covered by a severance payment and a defined benefit cash balance pension plan. The plan provides that approximately 60% of the employee benefits are payable as a pension payment, commencing upon retirement at age 60 (mandatory retirement age) and that the remaining benefits are payable as a lump-sum severance payment based on remuneration, years of service and certain other factors at the time of retirement. The plan also provides for lump-sum severance payments, payable upon earlier termination of employment.

Under the cash balance pension plan, each employee has an account which is credited yearly based on the current rate of pay and market-related interest rate.

Certain subsidiaries have various funded pension plans and/or unfunded severance payment plans for their employees, which are based on years of service and certain other factors. The Company and certain subsidiaries’ funding policies are to contribute the amounts to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Change in benefit obligations:
Benefit obligations, beginning of year	¥134,360	¥137,452	$1,638,536
Service cost	7,493	6,630	91,378
Interest cost	3,475	3,585	42,378
Actuarial loss	2,520	1,854	30,732
Plan participants’ contributions	87	55	1,061
Acquisition	140	125	1,707
Benefits paid	(12,646)	(13,505)	(154,219)
Foreign currency exchange rate change	(857)	(1,836)	(10,451)

Benefit obligations, end of year	¥134,572	¥134,360	$1,641,122

Change in plan assets:
Fair value of plan assets, beginning of year	¥92,291	¥94,403	$1,125,500
Actual return on plan assets	1,010	251	12,317
Employers’ contributions	5,447	7,318	66,427
Plan participants’ contributions	48	55	585
Acquisition	6	55	73
Benefits paid	(9,106)	(8,381)	(111,049)
Foreign currency exchange rate change	(635)	(1,410)	(7,743)

Fair value of plan assets, end of year	¥89,061	¥92,291	$1,086,110

Funded status, end of year	¥(45,511)	¥(42,069)	$(555,012)

Prepaid benefit cost	¥1,799	¥2,000	$21,939
Other current liabilities	(100)	(49)	(1,220)
Accrued benefit liability	(47,210)	(44,020)	(575,731)

	¥(45,511)	¥(42,069)	$(555,012)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥37,701	¥36,922	$459,768
Prior service cost	2,142	1,491	26,122

	¥39,843	¥38,413	$485,890

The accumulated benefit obligations for all defined benefit plans were ¥125,327 million ($1,528,378 thousand) and ¥125,743 million, respectively, at March 31, 2012 and 2011.

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥108,512	¥109,556	$1,323,317
Plan assets	68,793	73,171	838,939
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥116,386	¥126,307	$1,419,341
Plan assets	69,360	82,238	845,854

Components of net periodic pension cost

Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2012, 2011 and 2010, consisted of the following components:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Service cost – Benefits earned during the year	¥7,493	¥6,630	¥7,224	$91,378
Interest cost on projected benefit obligations	3,475	3,585	3,745	42,378
Expected return on plan assets	(2,727)	(2,961)	(2,452)	(33,256)
Amortization of actuarial loss	2,571	2,285	2,478	31,354
Amortization of prior service cost	236	227	179	2,878
Curtailment and settlement gain	—	(12)	(28)	—

Net periodic cost	¥11,048	¥9,754	¥11,146	$134,732

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current year actuarial loss	¥3,350	¥4,216	$40,854
Amortization of actuarial loss	(2,571)	(2,273)	(31,354)
Current year prior service cost	887	348	10,817
Amortization of prior service cost	(236)	(227)	(2,878)

	¥1,430	¥2,064	$17,439

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows.

	Millions of yen	Thousands of U.S. dollars
Amortization of actuarial loss	¥2,727	$33,256
Amortization of prior service cost	279	3,402

Information with respect to the defined benefit plans is as follows:

Assumptions

Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2012	2011	2012	2011
Discount rate	2.0%	2.0%	5.5%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	—	—
Assumed rate of increase in future compensation levels	2.3%	2.6%	4.6%	4.6%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2012	2011	2010	2012	2011	2010
Discount rate	2.0%	2.0%	2.0%	6.0%	6.0%	6.9%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.9%	3.8%	3.9%	—	—	—
Assumed rate of increase in future compensation levels	2.6%	2.6%	2.4%	4.6%	4.4%	4.1%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	6.5%	7.2%	7.6%

The Company and certain domestic subsidiaries have defined benefit cash balance pension plans. These companies adopt the assumed rate of increase in future compensation levels under the point-based benefit system.

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and actual historical returns of each plan asset category.

Plan assets

In order to secure long-term comprehensive earnings, the Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, the Company and certain subsidiaries formulate a basic portfolio comprised of the judged optimum combination of equity and debt securities. Plan assets are principally invested in equity securities, debt securities and life insurance company general accounts in accordance with the guidelines of the basic portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. The Company and certain subsidiaries evaluate the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the basic portfolio. The Company and certain subsidiaries revise the basic portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

The “Pension and Retirement Benefit Committee” is organized in the Company in order to periodically monitor the employment of such plan assets.

Komatsu’s basic portfolio for plan assets consists of three major components: approximately 35% is invested in equity securities, approximately 30 % is invested in debt securities, and approximately 35% is invested in other investment assets, primarily consisting of investments in life insurance company general accounts.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment assets, Komatsu has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Komatsu has selected the appropriate investment country and currency. There is no significant concentration of risk within the portfolio of investments.

The three levels of input used to measure fair value are more full described in Note 21.

The fair values of benefit plan assets at March 31, 2012 and 2011 are as follows:, by asset class are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥3,985	¥—	¥—	¥3,985
Equity securities
Japanese equities	7,152	459	—	7,611
Foreign equities	14,257	4,449	—	18,706
Pooled funds	4,485	619	—	5,104
Debt securities
Government bonds and municipal bonds	14,868	4,650	—	19,518
Corporate bonds	—	4,382	—	4,382
Other assets
Life insurance company general accounts	—	29,087	—	29,087
Other	42	170	456	668

Total	¥44,789	¥43,816	¥456	¥89,061

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,822	¥—	¥—	¥4,822
Equity securities
Japanese equities	7,569	386	—	7,955
Foreign equities	15,223	4,375	—	19,598
Pooled funds	4,252	571	—	4,823
Debt securities
Government bonds and municipal bonds	16,293	3,706	—	19,999
Corporate bonds	—	5,025	—	5,025
Other assets
Life insurance company general accounts	—	28,932	—	28,932
Other	38	653	446	1,137

Total	¥48,197	¥43,648	¥446	¥92,291

At March 31, 2012	Thousands of U.S dollars
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$48,598	$—	$—	$48,598
Equity securities
Japanese equities	87,220	5,598	—	92,818
Foreign equities	173,866	54,256	—	228,122
Pooled funds	54,695	7,549	—	62,244
Debt securities
Government bonds and municipal bonds	181,317	56,706	—	238,023
Corporate bonds	—	53,439	—	53,439
Other assets
Life insurance company general accounts	—	354,720	—	354,720
Other	512	2,073	5,561	8,146

Total	$546,208	$534,341	$5,561	$1,086,110

(1) The plan’s equity securities include common stock of the Company in the amount of ¥45 million ($549 thousand) (0.08% of the Company’s total plan assets) and ¥41 million (0.07% of the Company’s total plan assets) at March 31, 2012 and 2011, respectively.

(2) The plan’s pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3) The plan’s government bonds and municipal bonds include approximately 50% Japanese bonds and 50% foreign bonds.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.

Level 1 assets are comprised principally of equity securities and debt securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of equity securities, debt securities and investments in life insurance company general accounts. Equity securities and debt securities are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly. Investments in life insurance company general accounts are valued at conversion value.

The fair value of level 3 assets, consisting of the investment trusts held by foreign subsidiaries, was ¥456 million ($5,561 thousand) and ¥446 million at March 31, 2012 and 2011, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the year ended March 31, 2012 and March 31, 2011 are not material to Komatsu’s consolidated financial position or results of operations.

Cash flows

(1) Contributions

The Company and certain subsidiaries expect to contribute ¥4,989 million to their benefit plans in the year ending March 31, 2013.

(2) Estimated future benefit payments

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2013	¥11,021
2014	7,210
2015	8,012
2016	8,852
2017	8,762
Through 2018-2022	¥40,179

Other postretirement benefit plans

Some U.S. subsidiaries provide certain postretirement health care and life insurance benefits for substantially all of their employees. The plans are contributory, with contributions indexed to salary levels. Employee contributions are adjusted to provide for any costs of the plans in excess of those paid for by the subsidiaries. The policy is to fund the cost of these benefits as claims and premiums are paid. In the fiscal year ended March 31, 2008 certain U.S. subsidiaries established a Voluntary Employees’ Beneficiary Association (“VEBA”) trust to hold assets and pay substantially all of these subsidiaries’ self-funded post employment benefit plan obligations. The VEBA trust arrangement provides for segregation and legal restriction of the plan assets to satisfy plan obligations, and tax deductibility for contributions to the trust, subject to certain tax code limitations.

The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligations, beginning of year	¥8,309	¥9,416	$101,329
Service cost	218	227	2,659
Interest cost	436	452	5,317
Actuarial loss (gain)	795	(134)	9,695
Plan participants’ contributions	2	2	24
Medicare Part D	57	55	695
Benefits paid	(652)	(728)	(7,951)
Foreign currency exchange rate change	(74)	(981)	(902)

Accumulated postretirement benefit obligations, end of year	¥9,091	¥8,309	$110,866

Change in plan assets:
Fair value of plan assets, beginning of year	¥5,351	¥6,152	$65,256
Actual return on plan assets	298	424	3,634
Employer’s contributions	1,881	726	22,939
Plan participants’ contributions	2	2	24
Benefits paid	(1,205)	(1,303)	(14,695)
Foreign currency exchange rate change	(22)	(650)	(268)

Fair value of plan assets, end of year	¥6,305	¥5,351	$76,890

Funded status, end of year	¥(2,786)	¥(2,958)	$(33,976)

Prepaid benefit cost	¥704	¥719	$8,585
Other current liabilities	(37)	(38)	(451)
Accrued benefit liability	(3,453)	(3,639)	(42,110)

	¥(2,786)	¥(2,958)	$(33,976)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,657	¥3,050	$44,598
Prior service cost	543	551	6,622

	¥4,200	¥3,601	$51,220

Accumulated postretirement benefit obligations exceed plan assets for each of the U.S. subsidiaries’ plans.

Components of net periodic postretirement benefit cost

Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2012, 2011 and 2010, included the following components:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Service cost – Benefits earned during the year	¥218	¥227	¥231	$2,659
Interest cost on projected benefit obligations	436	452	528	5,317
Expected return on plan assets	(320)	(302)	(324)	(3,902)
Amortization of actuarial loss	154	196	250	1,878
Amortization of prior service cost	64	65	70	780
Curtailment and settlement gain	—	—	(116)	—

Net periodic cost	¥552	¥638	¥639	$6,732

Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current year actuarial loss (gain)	¥761	¥(256)	$9,280
Amortization of actuarial loss	(154)	(196)	(1,878)
Current year prior service cost	56	—	683
Amortization of prior service cost	(64)	(65)	(780)

	¥599	¥(517)	$7,305

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows.

	Millions of yen	Thousands of U.S. dollars
Amortization of actuarial loss	¥217	$2,646
Amortization of prior service cost	64	780

Information with respect to the plans is as follows:

Assumptions

Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2012	2011
Discount rate	4.7%	5.6%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.9%	7.9%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	4	5

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2012	2011	2010
Discount rate	5.6%	5.4%	6.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long – term rate of return on plan assets	5.3%	5.6%	5.5%
Current healthcare cost trend rate	7.9%	7.8%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	5	7	7

At March 31, 2012 and 2011, the impact of one percentage point change in the assumed health care cost trend rates would not be material to Komatsu’s consolidated financial position or results of operations.

Plan assets

The U.S. subsidiaries’ investment policies are to provide returns that will maximize principal growth while accepting only moderate risk.

The U.S. subsidiaries’ asset portfolio will be invested in a manner that emphasizes safety of capital while achieving total returns consistent with prudent levels of risk. The basic portfolio for the plan assets are comprised approximately of 35% equity securities and 65% debt securities.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the invested companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. There is no significant concentration of risk within the portfolio of investments.

The three levels of input used to measure fair value are more full described in Note 21.

The fair values of postretirement benefit plan assets at March 31, 2012 and 2011, by asset class are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥281	¥—	¥—	¥281
Equity securities
Foreign equities	816	—	—	816
Pooled funds	1,427	—	—	1,427
Debt securities
Government bonds and municipal bonds	—	2,775	—	2,775
Corporate bonds	—	1,006	—	1,006

Total	¥2,524	¥3,781	¥—	¥6,305

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥283	¥—	¥—	¥283
Equity securities
Foreign equities	650	—	—	650
Pooled funds	1,101	—	—	1,101
Debt securities
Government bonds and municipal bonds	—	2,276	—	2,276
Corporate bonds	—	1,041	—	1,041

Total	¥2,034	¥3,317	¥—	¥5,351

At March 31, 2012	Thousands of U.S. dollars
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$3,427	$—	$—	$3,427
Equity securities
Foreign equities	9,951	—	—	9,951
Pooled funds	17,402	—	—	17,402
Debt securities
Government bonds and municipal bonds	—	33,842	—	33,842
Corporate bonds	—	12,268	—	12,268

Total	$30,780	$46,110	$—	$76,890

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.

Level 1 assets are comprised principally of equity securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of debt securities, which are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Cash flows

(1) Contributions

The U.S. subsidiaries expect to contribute ¥35 million to their post retirement benefit plans in the year ending March 31, 2013.

(2) Estimated future benefit payments

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2013	¥629
2014	656
2015	676
2016	692
2017	713
Through 2018-2022	¥3,882

Directors of domestic subsidiaries are primarily covered by unfunded retirement allowance plans. At March 31, 2012, 2011 and 2010, the amounts required if all directors covered by the plans had terminated their service have been fully accrued. Such amounts are not material to Komatsu’s consolidated financial position or results of operations for any of the periods presented.

Certain subsidiaries maintain various defined contribution plans covering certain employees. The amount of cost recognized for all periods presented is not material to Komatsu’s consolidated financial position or results of operations.

Komatsu Ltd. Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Komatsu Ltd. Shareholders' Equity

13. Komatsu Ltd. Shareholders’ Equity

(1) Common Stock and Capital Surplus

The Commercial Code of Japan (“the Code”) permitted, upon approval of the Board of Directors, transfer of amounts from capital surplus to common stock. Prior to October 2001, the Company from time to time made free share distributions that were accounted for by a transfer from capital surplus to common stock of the aggregate par value of shares issued. Effective on October 2001, the Code requires no accounting recognition for such free share distribution. Publicly owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing appropriate capital accounts by an amount equal to the fair value of the shares issued.

If such United States practice had been applied to the cumulative free distributions made by the Company, capital surplus at March 31, 2012, would have been increased by ¥103,189 million ($1,258,403 thousand) with a corresponding decrease in unappropriated retained earnings. At March 31, 2012 and 2011, affiliated companies owned 1,092,000 and 1,104,600 shares which represent 0.11% and 0.11% of the Company’s common stock outstanding, respectively.

The Companies Act, which has been in force since May 1, 2006 (“the Act”), requires a company to obtain the approval of shareholders for transferring an amount between common stock and capital surplus. Common stock and capital surplus also are available for being transferred to other capital surplus or being used to reduce a deficit mainly upon an approval of shareholders.

(2) Retained Earnings Appropriated for Legal Reserve

The Act provides that an amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock.

Legal reserve is available for being transferred to other retained earnings or being used to reduce a deficit mainly upon an approval of shareholders.

(3) Retained Earnings and Dividends

The amount of retained earnings available for dividends under the Act is based on the amount recorded in the Company’s general books of account maintained in accordance with accounting principles generally accepted in Japan. In addition to the Act provision requiring an appropriation for capital surplus or legal reserve as discussed above, the Act imposes certain limitations on the amount of retained earnings available for dividends. Accordingly, total shareholders’ equity of ¥317,023 million ($3,866,134 thousand), included in the Company’s general books of account as of March 31, 2012 is available for dividends under the Act.

The Board of Directors recommended to and approved by the shareholders, at the general meeting held on June 20, 2012, payment of a cash dividend totaling ¥20,009 million ($244,012 thousand) to shareholders of record on March 31, 2012. The dividend approved in the shareholders’ meeting on June 20, 2012 has not been reflected in the consolidated financial statements as of March 31, 2012. Dividends are reported in the consolidated financial statements when approved and paid.

The Act provides that a company can make dividends of earnings anytime with resolution of the shareholders. It also provides that a company can declare an interim dividend once a fiscal year according to its charter of corporation.

(4) Repurchase and Retirement of the Company’s Outstanding Shares

The Company repurchased its own shares based on the resolutions made by the Board of Directors in its meeting held on October 27, 2011 and in accordance with Article 156 of the Act as modified by Article 165, Paragraph 3 of the Act. The Company retired repurchased shares pursuant to Article 178 of the Act. By March 31, 2012, the Company had purchased and retired 15,613,800 shares. The purchasing and retiring amounts are ¥29,997 million and ¥22,218 million respectively. The difference of the amounts is due to the difference between the purchasing price and moving average book value of the shares.

(5) Share-Based Compensation

The Company has two types of stock option plans as share-based compensation for directors and certain employees and certain directors of subsidiaries.

The stock option plans resolved by the Board of Directors’ meetings held in and before June 2010.

The right to purchase treasury shares is granted at a predetermined price to directors and certain employees and certain directors of subsidiaries. The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.

Based on the resolutions of the shareholders’ meeting on June 22, 2007 and the Board of Directors on July 14, 2009, the Company issued 239 rights of its share acquisition rights to directors during the year ended March 31, 2010. The number of shares subject to one share acquisition rights is 1,000 shares. The Company also issued 403 rights of its share acquisition rights to certain employees and certain directors of subsidiaries during the year ended March 31, 2010 based on the resolutions of the shareholders’ meeting on June 24, 2009 and the Board of Directors on July 14, 2009. The options vest 100% on each of the grant dates and are exercisable from September 1, 2010.

The stock option plans resolved by the Board of Directors’ meetings held in and after July 2010.

The right to purchase treasury shares is granted at an exercise price of ¥1 per share to directors and certain employees and certain directors of subsidiaries.

Based on the resolutions of the shareholders’ meeting on June 23, 2010 and the Board of Directors on July 13, 2010, the Company issued 210 rights of its share acquisition rights to directors and 558 rights of its share acquisition rights to certain employees and certain directors of subsidiaries during the year ended March 31, 2011. The number of shares subject to one share acquisition rights is 100 shares. The options vest 100% on each of the grant dates and are exercisable from August 2, 2013.

In addition, based on the resolutions of the shareholders’ meeting on June 23, 2010 and the Board of Directors on July 13, 2011, the Company issued 872 rights of its share acquisition rights to directors. Based on the resolutions of the shareholders’ meeting on June 22, 2011 and the Board of Directors on July 13, 2011, the Company also issued 2,529 rights of its share acquisition rights to certain employees and certain directors of subsidiaries during the year ending March 31, 2012. The options vest 100% on each of the grant dates and are exercisable from August 1, 2014.

Komatsu recognizes compensation expense using the fair value method. Compensation expenses during the years ended March 31, 2012, 2011 and 2010 were ¥771 million ($9,402 thousand), ¥137 million and ¥413 million, respectively, and were recoded in selling, general and administrative expenses.

The following table summarizes information about stock option activity for the years ended March 31, 2012, 2011 and 2010:

	2012			2011		2010
	Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
		Yen	U.S. dollars		Yen		Yen
Outstanding at beginning of year	3,235,800	¥2,047	$24.96	3,333,000	¥2,051	2,891,000	¥2,022
Granted	340,100	1	0.01	76,800	1	642,000	1,729
Exercised	(393,000)	1,082	13.20	(174,000)	1238	(200,000)	595

Outstanding at end of year	3,182,900	1,947	23.74	3,235,800	2,047	3,333,000	2,051

Exercisable at end of year	2,766,000	2,240	27.32	3,159,000	2,096	2,691,000	2,128

The intrinsic values of options exercised were ¥519 million ($6,329 thousand), ¥199 million and ¥153 million for the years ended March 31, 2012, 2011 and 2010.

The information for options outstanding and options exercisable at March 31, 2012 are as follows.

	Outstanding						Options Exercisable
	Number of shares	Weighted average exercise price		Intrinsic value		Weighted average remaining contractual life	Number of shares	Weighted average exercise price		Intrinsic value		Weighted average remaining contractual life
Exercise Prices		Yen	U.S. dollars	Millions of yen	Thousands of U.S. dollars	years		Yen	U.S. dollars	Millions of yen	Thousands of U.S. dollars	years
¥1 – 650	416,900	¥1	$0.01	¥983	$11,988	7.2	—	¥—	$—	¥—	$—	—
¥651 – 900	70,000	673	8.21	118	1,439	0.3	70,000	673	8.21	118	1,439	0.3
¥901 – 1,350	515,000	1,126	13.73	635	7,744	1.3	515,000	1,126	13.73	635	7,744	1.3
¥1,351 – 2,325	1,169,000	2,043	24.91	370	4,512	3.8	1,169,000	2,043	24.91	370	4,513	3.8
¥2,326 – 3,700	1,012,000	3,144	38.34	0	0	3.9	1,012,000	3,144	38.34	0	0	3.9
¥1 – 3,700	3,182,900	1,947	23.74	2,106	25,683	3.8	2,766,000	2,240	27.32	1,123	13,695	3.3

The fair value of each share option award is estimated on the date of grant using a discrete-time model (a binomial model) based on the assumptions noted in the following table. Because a discrete-time model incorporates ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on implied volatilities from historical volatility of the Company’s shares.

The Company uses historical data to estimate share option exercise and employee departure behavior used in the discrete-time model. The expected term of share options granted represents the period of time that share options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2012	2011	2010
Grant-date fair value	¥2,268 ($27.66)	¥1,785	¥643
Expected term	5 years	5 years	7 years
Risk-free rate	0.12% – 1.12%	0.13% – 1.11%	0.17% – 1.35%
Expected volatility	48.00%	54.00%	44.00%
Expected dividend yield	1.83%	0.96%	2.07%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2010	0.17%	0.24%	0.32%	0.48%	0.63%	0.74%	0.88%	1.03%	1.19%	1.35%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%
2012	0.12%	0.16%	0.21%	0.29%	0.38%	0.49%	0.63%	0.78%	0.96%	1.12%

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)

14. Other Comprehensive Income (Loss)

Each component of accumulated other comprehensive income (loss) at March 31, 2012, 2011 and 2010, is as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Foreign currency translation adjustments:
Balance, beginning of year	¥(122,286)	¥(85,056)	¥(84,152)	$(1,491,293)
Adjustment for the year	(8,723)	(37,230)	(904)	(106,378)

Balance, end of year	¥(131,009)	¥(122,286)	¥(85,056)	$(1,597,671)

Net unrealized holding gains on securities available for sale:
Balance, beginning of year	¥16,104	¥14,126	¥8,646	$196,391
Net increase (decrease)	725	1,978	5,480	8,841

Balance, end of year	¥16,829	¥16,104	¥14,126	$205,232

Pension liability adjustments:
Balance, beginning of year	¥(24,406)	¥(24,315)	¥(29,235)	$(297,634)
Adjustment for the year	(1,932)	(91)	4,920	(23,561)

Balance, end of year	¥(26,338)	¥(24,406)	¥(24,315)	$(321,195)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(471)	¥(389)	¥(1,003)	$(5,744)
Net increase (decrease)	(1,400)	(82)	614	(17,073)

Balance, end of year	¥(1,871)	¥(471)	¥(389)	$(22,817)

Total accumulated other comprehensive loss;
Balance, beginning of year	¥(131,059)	¥(95,634)	¥(105,744)	$(1,598,280)
Other comprehensive income (loss) for the year, net of tax	(11,330)	(35,425)	10,110	(138,171)

Balance, end of year	¥(142,389)	¥(131,059)	¥(95,634)	$(1,736,451)

For the fiscal year ended March 31, 2012, Adjustment for the year of Foreign currency translation adjustments included ¥36 million ($439 thousand) of gains and of Pension Liability adjustments ¥2 million ($24 thousand) of losses which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).

For the fiscal year ended March 31, 2011, Adjustment for the year of Foreign currency translation adjustments included ¥7 million of gains which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).

The component of other comprehensive income (loss) and adjustments for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012:
Foreign currency translation adjustments	¥(9,350)	¥591	¥(8,759)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	3,331	(1,021)	2,310
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(2,676)	1,091	(1,585)

Net unrealized gains	655	70	725
Pension liability adjustments
Unrealized holding losses arising during the year	(5,054)	1,289	(3,765)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	3,025	(1,190)	1,835

Net unrealized losses	(2,029)	99	(1,930)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	665	(410)	255
Net gains reclassified into earnings	(2,872)	1,217	(1,655)

Net unrealized losses	(2,207)	807	(1,400)

Other comprehensive loss	¥(12,931)	¥1,567	¥(11,364)

2011:
Foreign currency translation adjustments	¥(37,730)	¥493	¥(37,237)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	4,172	(1,678)	2,494
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(871)	355	(516)

Net unrealized gains	3,301	(1,323)	1,978
Pension liability adjustments
Unrealized holding losses arising during the year	(4,308)	2,706	(1,602)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,761	(1,250)	1,511

Net unrealized losses	(1,547)	1,456	(91)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	7,315	(2,971)	4,344
Net gains reclassified into earnings	(7,475)	3,049	(4,426)

Net unrealized losses	(160)	78	(82)

Other comprehensive loss	¥(36,136)	¥704	¥(35,432)

2010:
Foreign currency translation adjustments	¥(1,196)	¥292	¥(904)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	9,124	(3,843)	5,281
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	336	(137)	199

Net unrealized gains	9,460	(3,980)	5,480
Pension liability adjustments
Unrealized holding gains arising during the year	3,930	(1,224)	2,706
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,833	(619)	2,214

Net unrealized gains	6,763	(1,843)	4,920
Net unrealized holding gains on derivative instruments:
Changes in fair value of derivatives	2,121	(1,138)	983
Net gains reclassified into earnings	(621)	252	(369)

Net unrealized gains	1,500	(886)	614

Other comprehensive income	¥16,527	¥(6,417)	¥10,110

	Thousands of U.S. dollars
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012:
Foreign currency translation adjustments	$(114,024)	$7,207	$(106,817)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	40,621	(12,451)	28,170
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(32,634)	13,305	(19,329)

Net unrealized gains	7,987	854	8,841
Pension liability adjustments
Unrealized holding losses arising during the year	(61,634)	15,719	(45,915)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	36,890	(14,512)	22,378

Net unrealized losses	(24,744)	1,207	(23,537)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	8,110	(5,000)	3,110
Net gains reclassified into earnings	(35,024)	14,841	(20,183)

Net unrealized losses	(26,914)	9,841	(17,073)

Other comprehensive loss	$(157,695)	$19,109	$(138,586)

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

15. Income Taxes

The sources of income (loss) before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2012, 2011 and 2010, were as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	¥79,712	¥68,682	¥(35,965)	$972,098
Foreign	169,897	151,127	100,944	2,071,914

	¥249,609	¥219,809	¥64,979	$3,044,012

Income taxes:
Current –
Domestic	¥16,618	¥15,391	¥5,254	$202,659
Foreign	49,802	42,532	27,468	607,341

	66,420	57,923	32,722	810,000

Deferred –
Domestic	8,911	4,885	(6,272)	108,671
Foreign	(861)	1,898	(1,086)	(10,500)

	8,050	6,783	(7,358)	98,171

Total	¥74,470	¥64,706	¥25,364	$908,171

Total income taxes recognized for the years ended March 31, 2012, 2011 and 2010 were applicable to the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Income before income taxes and equity in earnings of affiliated companies	¥74,470	¥64,706	¥25,364	$908,171
Other comprehensive income (loss):
Foreign currency translation adjustments	(591)	(493)	(292)	(7,207)
Net unrealized holding gains (losses) on securities available for sale	(70)	1,323	3,980	(854)
Pension liability adjustments	(99)	(1,456)	1,843	(1,207)
Net unrealized holding gains (losses) on derivative instruments	(807)	(78)	886	(9,842)

Total income taxes	¥72,903	¥64,002	¥31,781	$889,061

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2012 and 2011, are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥5,151	¥3,944	$62,817
Accrued expenses	33,801	30,752	412,208
Pension and retirement benefits	13,619	17,985	166,085
Property, plant and equipment	11,066	13,402	134,951
Inventories	9,460	7,517	115,366
Net operating loss carryforwards	14,265	37,095	173,963
Research and development expenses	1,255	557	15,305
Other	13,861	24,044	169,037

Total gross deferred tax assets	102,478	135,296	1,249,732
Less valuation allowance	(20,730)	(36,690)	(252,805)

Total deferred tax assets	¥81,748	¥98,606	$996,927

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥8,776	¥9,972	$107,024
Deferral of profit from installment sales	—	27	—
Property, plant and equipment	11,267	12,917	137,402
Intangible assets	10,584	17,503	129,074
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	4,724	5,092	57,610

Total deferred tax liabilities	¥35,351	¥45,511	$431,110

Total deferred tax assets	¥46,397	¥53,095	$565,817

Net deferred tax assets and liabilities as of March 31, 2012 and 2011 are reflected on the consolidated balance sheets under the following captions:
	Millions of yen		Thousand of U.S. dollars
	2012	2011	2012
Deferred income taxes and other current assets	¥44,825	¥55,953	$546,646
Deferred income taxes and other assets	18,835	15,117	229,695
Deferred income taxes and other current liabilities	(687)	(380)	(8,378)
Deferred income taxes and other liabilities	(16,576)	(17,595)	(202,146)

	¥46,397	¥53,095	$565,817

The valuation allowances were ¥49,081 million and ¥31,420 million as of March 31, 2010 and 2009, respectively. The net changes in the total valuation allowance for the years ended March 31, 2012, 2011 and 2010 were a decrease of ¥15,960 million ($194,634 thousand), a decrease of ¥12,391 million and an increase of ¥17,661 million, respectively. The decreases for the year ended March 31, 2012 and 2011 were due primarily to a reduction in the valuation allowance at certain consolidated subsidiaries related to changes in assessment about the likelihood of recovery of certain deferred tax assets. The valuation allowance had been recorded as the subsidiaries had not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred tax assets. The decrease of the valuation allowance for the year ended March 31, 2012 mainly consists of ¥12,686 million by a change in assessment about the likelihood of recovery of a deferred tax asset related to the decision of the merger between Komatsu Rental Ltd. and the Company for the year ended March 31, 2012. The decrease of the valuation allowance for the year ended March 31, 2011 mainly consists of ¥13,579 million by a change in assessment about the likelihood of recovery of a deferred tax asset related to the decision of the merger between Komatsu Utility Co., Ltd. and the Company for the year ended March 31, 2011.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating losses available is to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets, net of the existing valuation allowances at March 31, 2012 and 2011, are deductible, management believes it is more likely than not that the companies will realize the benefits of these deductible differences and net operating loss carryforwards. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The Company and its domestic subsidiaries are subject to a National Corporate tax rate of 30%, an inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a Japanese statutory income tax rate of approximately 40.8%. The inhabitant tax rate and Enterprise tax rate vary by local jurisdiction.

The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2012, 2011 and 2010, are summarized as follows:

	2012	2011	2010
Japanese statutory tax rate	40.8%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(5.4)	(4.9)	24.4
Expenses not deductible for tax purposes	0.1	1.5	6.8
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.7)	(8.3)	(22.6)
Tax credit for research and development expenses	(0.0)	(1.3)	—
Realization of loss for investment in a subsidiary	—	—	(10.2)
Other, net	1.0	1.6	(0.2)

Effective tax rate	29.8%	29.4%	39.0%

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan will be changed to approximately 38.1% for fiscal years beginning on or after April 1, 2012, and to approximately 35.7% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries measured deferred tax assets and liabilities based on the tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. The effect of tax rate changes in Japan did not have a material impact on Komatsu’s consolidated financial statements.

Foreign subsidiaries are subject to income taxes of the countries in which they operate. At March 31, 2012 and 2011, undistributed earnings of foreign subsidiaries aggregated ¥538,322 million ($6,564,902 thousand) and ¥520,980 million, respectively. Komatsu has a policy to distribute a certain portion of undistributed earnings of foreign subsidiaries. As of March 31, 2012 and 2011, Komatsu recognized deferred tax liabilities of ¥1,211 million ($14,768 thousand) and ¥677 million, respectively, associated with those earnings. As of March 31, 2012 and 2011, Komatsu has not recognized deferred tax liabilities of ¥20,138 million ($245,585 thousand) and ¥18,620 million, respectively, for such portion of undistributed earnings of foreign subsidiaries that the Company intends to reinvest indefinitely. At March 31, 2012, certain subsidiaries had net operating loss carryforwards aggregating approximately ¥39,065 million ($476,402 thousand), which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2012	Millions of yen
Within 5 years	¥9,980
6 to 20 years	16,248
Indefinite periods	12,837

Total	¥39,065

Although Komatsu believes its estimates of unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the total amount of unrecognized tax benefits in the future periods. For the years ended March 31, 2012, 2011 and 2010, Komatsu did not have material unrecognized tax benefits and thus, no significant interest and penalties related to unrecognized tax benefits were recognized. Based on the information available as of March 31, 2012, Komatsu does not expect significant changes to the unrecognized tax benefits within the next twelve months.

Komatsu files income tax returns in Japan and various foreign tax jurisdictions. In Japan, the Company is no longer subject to regular income tax examinations by the tax authority before and in the fiscal year ended March 31, 2009. In other foreign tax jurisdictions, major subsidiaries are no longer subject to income tax examinations by tax authorities before and in the fiscal year ended March 31, 2005 with few exceptions.

Rent Expenses	12 Months Ended
Mar. 31, 2012
Rent Expenses

16. Rent Expenses

Komatsu leases office space and equipment and employee housing under cancelable and non-cancelable lease agreements. Rent expenses under cancelable and non-cancelable operating leases amounted to ¥15,491 million ($188,915 thousand), ¥14,480 million and ¥13,823 million, respectively, for the years ended March 31, 2012, 2011 and 2010. At March 31, 2012, the future minimum lease payments under non-cancelable operating leases and capital leases are as follows:

	Millions of yen
Year ending March 31	Capital leases	Operating lease commitments	Total
2013	¥5,638	¥3,398	¥9,036
2014	3,711	2,378	6,089
2015	2,298	1,660	3,958
2016	925	1,068	1,993
2017	194	578	772
Thereafter	446	1,409	1,855

Total minimum lease payments	¥13,212	¥10,491	¥23,703

Less: amounts representing interest	(676)

Present value of net minimum capital lease payments	¥12,536

Net Income Attributable to Komatsu Ltd. per Share	12 Months Ended
Mar. 31, 2012
Net Income Attributable to Komatsu Ltd. per Share

17. Net Income Attributable to Komatsu Ltd. per Share

A reconciliation of the numerators and denominators of the basic and diluted net income attributable to Komatsu Ltd. per share computations is as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net income attributable to Komatsu Ltd.	¥167,041	¥150,752	¥33,559	$2,037,085

	Number of shares
	2012	2011	2010
Weighted average common shares outstanding, less treasury stock	962,919,074	967,803,446	968,013,328
Dilutive effect of:
Stock options	857,871	671,477	449,531

Weighted average diluted common shares outstanding	963,776,945	968,474,923	968,462,859

	Yen			U.S. cents
	2012	2011	2010	2012
Net income attributable to Komatsu Ltd. per share:
Basic	¥173.47	¥155.77	¥34.67	¢ 211.55

Diluted	173.32	155.66	34.65	211.36

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments and Contingent Liabilities

18. Commitments and Contingent Liabilities

At March 31, 2012, Komatsu was contingently liable for discounted and transferred receivables on a recourse basis with the financial institutions of ¥1,875 million ($22,866 thousand).

Komatsu provides guarantees to third parties of loans of the employees, affiliated companies, customers and other companies. The guarantees relating to the employees are mainly made for their housing loans. The guarantees of loans relating to the affiliated companies, customers and other companies are made to enhance the credit of those companies.

For each guarantee provided, Komatsu would have to perform under a guarantee, if the borrower defaults on a payment within the contract terms. The contract terms are from 10 years to 30 years in the case of employees with housing loans, and from 1 year to 11 years in the case of loans relating to the affiliated companies, customers and other companies. The maximum amount of undiscounted payments Komatsu would have had to make in the event of default is ¥92,955 million ($1,133,598 thousand) at March 31, 2012. The fair value of the liabilities recognized for Komatsu’s obligations as guarantors under those guarantees at March 31, 2012 were insignificant. Certain of those guarantees were secured by collateral and insurance issued to the Company.

Management of Komatsu believes that losses from those contingent liabilities, if any, would not have a material effect on the consolidated financial statements.

Commitments for capital investment outstanding at March 31, 2012, aggregated approximately ¥12,500 million ($152,439 thousand).

Komatsu is involved in certain legal actions and claims arising in the ordinary course of its business. It is the opinion of management and legal counsel that such litigation and claims will be resolved without material effect on Komatsu’s financial statements.

Komatsu has business activities with customers, dealers and associates around the world. The trade receivables from such parties and the guarantees for them are well diversified to minimize concentrations of credit risks. Management does not anticipate incurring losses on its trade receivables in excess of established allowances.

Komatsu also issues contractual product warranties under which it generally guarantee the performance of products delivered and services rendered for a certain period or term. Change in accrued product warranty cost for the years ended March 31, 2012 and 2011 is summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Balance at beginning of year	¥28,531	¥23,758	$347,939
Addition	28,234	27,091	344,317
Utilization	(26,211)	(21,352)	(319,646)
Other	(20)	(966)	(244)

Balance at end of year	¥30,534	¥28,531	$372,366

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments

19. Derivative Financial Instruments

Risk Management Policy

Komatsu is exposed to market risk primarily from changes in foreign currency exchange and interest rates with respect to debt obligations, international operations and foreign currency denominated credits and debts. In order to manage these risks that arise in the normal course of business, Komatsu enters into various derivative transactions for hedging pursuant to its policies and procedures (Notes 20 and 21). Komatsu does not enter into derivative financial transactions for trading or speculative purposes.

Komatsu has entered into interest rate swap and cap agreements, partly concurrent with currency swap agreements for the purpose of managing the risk resulting from changes in cash flow or fair value that arise in their interest rate and foreign currency exposure with respect to certain short-term and long-term debts.

Komatsu operates internationally which expose Komatsu to the foreign exchange risk against existing assets and liabilities and transactions denominated in foreign currencies (principally the U.S. dollar and the Euro). In order to reduce these risks, Komatsu executes forward exchange contracts and option contracts based on its projected cash flow in foreign currencies.

Komatsu is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments, but Komatsu does not expect any counterparties to fail to meet their obligations because of the high credit rating of the counterparties. Komatsu has not held any derivative instruments which consisted credit-risk-related contingent features.

Fair Value Hedges

Komatsu uses derivative financial instruments designated as fair value hedges to manage primarily interest rate and foreign exchange risks associated with debt obligations. Principally interest rate swaps and cross-currency swaps are used to hedge such risk for debt obligations. Changes in fair value of the hedged debt obligations and derivative instruments designated as fair value hedge are offset and recognized in other income (expenses), net. For the years ended March 31, 2012, 2011 and 2010, the amount of hedge ineffectiveness and the net gain or loss excluded from the assessment of hedge effectiveness were not material to Komatsu’s result of operations.

Cash Flow Hedges

Komatsu uses derivative financial instruments designated as cash flow hedges to manage Komatsu’s foreign exchange risks associated with forecasted transactions and Komatsu’s interest risks associated with debt obligations. For transactions denominated in foreign currencies, Komatsu typically hedges forecasted and firm commitment exposures to the variability in cash flow basically up to one year. For the variable rate debt obligations, Komatsu enters into interest rate swap contracts to manage the changes in cash flows. Komatsu records the changes in fair value of derivative instruments designated as cash flow hedges in other comprehensive income (loss). These amounts are reclassified into earnings through other income (expenses), net when the hedged items impact earnings. Approximately ¥1,583 million ($19,305 thousand) of existing income included in accumulated other comprehensive income (loss) at March 31, 2012 are expected to be reclassified into earnings within twelve months from that date. No cash flow hedges were discontinued during the years ended March 31, 2012 as a result of anticipated transactions that are no longer probable of occurring.

Undesignated Derivative Instruments

Komatsu has entered into interest rate swap and cross-currency swap contracts not designated as hedging instruments under ASC 815, “Derivatives and Hedging” as a means of managing Komatsu’s interest rate exposures for short-term and long-term debts. Forward contracts and option contracts not designated as hedging instruments under ASC815 are also used to hedge certain foreign currency exposures. The changes in fair value of such instruments are recognized currently in earnings.

Notional Principal Amounts of Derivative Financial Instruments

Notional principal amounts of derivative financial instruments outstanding at March 31, 2012 and 2011 are as follows.

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Forwards and options:
Sale of foreign currencies	¥129,282	¥94,504	$1,576,610
Purchase of foreign currencies	78,859	87,605	961,695
Option contracts (purchased)	247	490	3,012
Interest rate swaps, cross-currency swaps and interest rate cap agreements	83,014	123,424	1,012,366

Fair value of derivative instruments at March 31, 2012 and 2011 on the consolidated balance sheets are as follows:

	Millions of yen
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥1,681	Deferred income taxes and other current liabilities	¥5,578
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	105
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	21	Deferred income taxes and other current liabilities	750
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥1,702		¥6,433

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥569	Deferred income taxes and other current liabilities	¥2,805
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	55
Option contracts	Deferred income taxes and other current assets	5	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,102	Deferred income taxes and other current liabilities	418
	Deferred income taxes and other assets	467	Deferred income taxes and other liabilities	9

Total		¥2,143		¥3,287

Total Derivative Instruments		¥3,845		¥9,720

	Millions of yen
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥11	Deferred income taxes and other current liabilities	¥817
	Deferred income taxes and other assets	2	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	126	Deferred income taxes and other current liabilities	471
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥139		¥1,288

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥403	Deferred income taxes and other current liabilities	¥2,025
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	126
Option contracts	Deferred income taxes and other current assets	7	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	6,967	Deferred income taxes and other current liabilities	382
	Deferred income taxes and other assets	3,515	Deferred income taxes and other liabilities	155

Total		¥10,892		¥2,688

Total Derivative Instruments		¥11,031		¥3,976

	Thousands of U.S. dollars
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	$20,500	Deferred income taxes and other current liabilities	$68,024
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	1,281
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	256	Deferred income taxes and other current liabilities	9,146
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		$20,756		$78,451

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	$6,939	Deferred income taxes and other current liabilities	$34,207
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	671
Option contracts	Deferred income taxes and other current assets	61	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	13,439	Deferred income taxes and other current liabilities	5,097
	Deferred income taxes and other assets	5,695	Deferred income taxes and other liabilities	110

Total		$26,134		$40,085

Total Derivative Instruments		$46,890		$118,536

The effects of derivative instruments on the consolidated statements of income for the year ended March 31, 2012, 2011 and 2010 are as follows:

Derivative instruments designated as fair value hedging relationships

Millions of yen
2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

Millions of yen
2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

Millions of yen
2010
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥(270)	Other income (expenses), net: Other, net	¥355

Total		¥(270)		¥355

Thousands of U.S. dollars
2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	$—	Other income (expenses), net: Other, net	$—

Total		$—		$—

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥665	Other income (expenses), net: Other, net	¥2,645	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other income (expenses), net: Other, net	227	—	—

Total	¥665		¥2,872		¥—

	Millions of yen
	2011
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥7,195	Other income (expenses), net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	120	Other income (expenses), net: Other, net	—	—	—

Total	¥7,315		¥7,475		¥—

	Millions of yen
	2010
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥363	Other income (expenses), net: Other, net	¥532	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,758	Other income (expenses), net: Other, net	89	—	—

Total	¥2,121		¥621		¥—

	Thousands of U.S. dollars
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	$8,110	Other income (expenses), net: Other, net	$32,256	—	$—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other income (expenses), net: Other, net	2,768	—	—

Total	$8,110		$35,024		$—

*	OCI stands for other comprehensive income (loss).

Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥329
Option contracts	Other income (expenses), net: Other, net	(0)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(200)
	Other income (expenses), net: Other, net	(5,995)

Total		¥(5,866)

	Millions of yen
	2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥(1,411)
Option contracts	Other income (expenses), net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other income (expenses), net: Other, net	2,816

Total		¥941

	Millions of yen
	2010
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥(972)
Option contracts	Other income (expenses), net: Other, net	3
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(580)
	Other income (expenses), net: Other, net	1,900

Total		¥351

	Thousands of U.S. dollars
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	$4,012
Option contracts	Other income (expenses), net: Other, net	(5)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(2,439)
	Other income (expenses), net: Other, net	(73,110)

Total		$(71,542)

Fair Values of Financial Instruments	12 Months Ended
Mar. 31, 2012
Fair Values of Financial Instruments

20. Fair Values of Financial Instruments

(1) Cash and Cash Equivalents, Time Deposits, Trade Notes and Accounts Receivable, Other Current Assets, Short-Term Debt, Trade Notes, Bills and Accounts Payables, and Other Current Liabilities

The carrying amount approximates fair value because of the short maturity of these instruments.

(2) Investment Securities, Marketable Equity Securities

The fair values of investment securities available for sale for which it is practicable to estimate fair value are based on quoted market prices and are recognized on the accompanying consolidated balance sheets.

(3) Long-Term Trade Receivables, Including Current Portion (Note 4)

The fair values of long-term trade receivables are based on the present value of future cash flows through maturity, discounted using estimated current interest rates. The fair values computed on such a basis approximate the carrying amounts.

(4) Long-Term Debt, Including Current Portion (Note 21)

The fair values of each of the long-term debt are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar debt of comparable maturity and is classified in Level 2 in the fair value hierarchy.

(5) Derivatives (Notes 19 and 21)

The fair values of derivative financial instruments, consisting principally of foreign exchange contracts and interest swap agreements, are estimated by obtaining quotes from brokers and are recognized on the accompanying consolidated balance sheets.

The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2012 and 2011, are summarized as follows:

	Millions of yen				Thousands of U.S. dollars
	2012		2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities, marketable equity securities	¥45,933	¥45,933	¥49,372	¥49,372	$560,159	$560,159
Long-term debt, including current portion	431,976	429,357	413,760	412,375	5,268,000	5,236,061
Derivatives:
Forward and options
Assets	2,255	2,255	423	423	27,500	27,500
Liabilities	8,543	8,543	2,968	2,968	104,183	104,183
Interest rate swaps, cross-currency swaps and interest rate cap agreements
Assets	1,590	1,590	10,608	10,608	19,390	19,390
Liabilities	1,177	1,177	1,008	1,008	14,353	14,353

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could affect the estimates.

Fair value measurements	12 Months Ended
Mar. 31, 2012
Fair value measurements

21. Fair value measurements

ASC 820, “Fair Value Measurements and Disclosures” defines that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

Level 1	–	Quoted prices in active markets for identical assets or liabilities

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	–	Unobservable inputs for the assets or liabilities

Assets and liabilities that are measured at fair value on a recurring basis

The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2011 are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥27,172	¥—	¥—	¥27,172
Financial service industry	16,166	—	—	16,166
Other	2,595	—	—	2,595
Derivatives
Forward contracts	—	2,250	—	2,250
Option contracts	—	5	—	5
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,590	—	1,590

Total Assets	¥45,933	¥3,845	¥—	¥49,778

Liabilities
Derivatives
Forward contracts	¥—	¥8,543	¥—	¥8,543
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,177	—	1,177
Other	—	53,103	752	53,855

Total Liabilities	¥—	¥62,823	¥752	¥63,575

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥30,219	¥—	¥—	¥30,219
Financial service industry	16,439	—	—	16,439
Other	2,714	—	—	2,714
Derivatives
Forward contracts	—	416	—	416
Option contracts	—	7	—	7
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	10,608	—	10,608

Total Assets	¥49,372	¥11,031	¥—	¥60,403

Liabilities
Derivatives
Forward contracts	¥—	¥2,968	¥—	¥2,968
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,008	—	1,008
Other	—	26,665	859	27,524

Total Liabilities	¥—	¥30,641	¥859	¥31,500

At March 31, 2012	Thousands of U.S. dollars
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	$331,366	$—	$—	$331,366
Financial service industry	197,147	—	—	197,147
Other	31,646	—	—	31,646
Derivatives
Forward contracts	—	27,439	—	27,439
Option contracts	—	61	—	61
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	19,390	—	19,390

Total Assets	$560,159	$46,890	$—	$607,049

Liabilities
Derivatives
Forward contracts	$—	$104,183	$—	$104,183
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	14,353	—	14,353
Other	—	647,597	9,171	656,768

Total Liabilities	$—	$766,133	$9,171	$775,304

Investment securities available for sale

Marketable equity securities are classified in Level 1 in the fair value hierarchy. Marketable equity securities are measured using a market approach based on the quoted market prices in active markets.

Derivatives (Notes 19 and 20)

Derivatives primarily represent foreign exchange contracts and interest rate swap agreements. The fair value of foreign exchange contracts is based on a valuation model that discounts cash flows resulting from the differential between contract rate and the market-based forward rate and is classified in Level 2 in the fair value hierarchy. The fair value of interest rate swap agreements is based on a valuation model that discounts cash flows based on the terms of the contract and the swap curves and is classified in Level 2 in the fair value hierarchy.

Other

Other primarily represents loans which are measured at fair value under the Fair Value Option of FASB ASC 825, “Financial Instruments”. The fair value of loans is based on a valuation model based on market yield curve data and credit spread data and is classified in Level 2 in the fair value hierarchy. The credit spread data was obtained through use of credit default swaps for each counterparty.

The following table summarizes information about changes of Level 3 for the year ended March 31, 2012, 2011 and 2010:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Balance at beginning of year	¥(859)	¥(2,280)	¥919	$(10,476)
Total gains or losses (realized/unrealized)	107	219	1,543	1,305
Included in earnings	93	6	1,605	1,134
Included in other comprehensive income (loss)	14	213	(62)	171
Total purchases, issuance and settlements	—	1,202	(4,742)	—
Purchases	—	—	—	—
Issuance	—	—	—	—
Settlements	—	1,202	(4,742)	—

Balance at end of year	¥(752)	¥(859)	¥(2,280)	$(9,171)

The amount of unrealized gains on classified in Level 3 assets and liabilities recognized in earnings for the year ended March 31, 2012, 2011 and 2010 related to liabilities still held at March 31, 2012, 2011 and 2010 were gains of ¥93 million ($1,134 thousand), ¥6 million and ¥1,605 million, respectively. These gains were reported in other income (expense), net of the consolidated statements of income.

Assets and liabilities that are measured at fair value on a non-recurring basis

Komatsu measured certain long-lived assets at fair value, which are classified as Level 2 in the fair value hierarchy, as of March 31, 2012 and 2011.

At March 31, 2012, long-lived assets were written down from their book value of ¥5,449 million ($66,451 thousand) to their fair value of ¥2,343 million ($28,573 thousand) and Komatsu recognized impairment losses of ¥3,106 million ($37,878 thousand) for the years ended March 31, 2012, which are reported in impairment loss on long-lived assets of the consolidated statements of income.

At March 31, 2011, long-lived assets were written down from their book value of ¥5,833 million to their fair value of ¥691 million and Komatsu recognized impairment losses of ¥5,142 million for the years ended March 31, 2011, which are reported in impairment loss on long-lived assets of the consolidated statements of income.

Business Segment and Geographic Information	12 Months Ended
Mar. 31, 2012
Business Segment and Geographic Information

22. Business Segment and Geographic Information

Komatsu has two operating segments: 1) Construction, Mining and Utility Equipment 2) Industrial Machinery and Others.

The accounting policies used by the segments are the same as those used in the preparation of the consolidated financial statements. Segment profit is determined by subtracting the cost of sales and selling, general and administrative expenses from net sales attributed to the operating segment. Segment profit excludes certain general corporate administration and finance expenses, such as costs of executive management, corporate development, corporate finance, human resources, internal audit, investor relations, legal and public relations. Segment profit also excludes certain charges which may otherwise relate to operating segments, including impairments of long lived assets and goodwill.

The following table presents financial information regarding Komatsu’s operating segments and geographic information at March 31, 2012, 2011 and 2010, and for the years then ended:

Operating segments:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales:
Construction, Mining and Utility Equipment –
External customers	¥1,739,348	¥1,615,689	¥1,268,575	$21,211,561
Intersegment	4,925	2,392	2,690	60,061

Total	1,744,273	1,618,081	1,271,265	21,271,622
Industrial Machinery and Others –
External customers	242,415	227,438	162,989	2,956,281
Intersegment	8,724	10,916	15,619	106,390

Total	251,139	238,354	178,608	3,062,671
Elimination	(13,649)	(13,308)	(18,309)	(166,452)

Consolidated	¥1,981,763	¥1,843,127	¥1,431,564	$24,167,841

Segment profit:
Construction, Mining and Utility Equipment	¥246,291	¥220,830	¥83,061	$3,003,549
Industrial Machinery and Others	16,779	20,965	2,998	204,622

Total segment profit	263,070	241,795	86,059	3,208,171
Corporate expenses and elimination	(4,407)	(6,823)	(5,340)	(53,744)

Total	258,663	234,972	80,719	3,154,427
Impairment loss on long-lived assets	3,106	5,142	3,332	37,878
Other operating income (expenses), net	786	(6,901)	(10,352)	9,585
Operating income	256,343	222,929	67,035	3,126,134
Interest and dividend income	3,776	4,493	6,158	46,049
Interest expense	(7,784)	(6,475)	(8,502)	(94,927)
Other, net	(2,726)	(1,138)	288	(33,244)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥249,609	¥219,809	¥64,979	$3,044,012

Segment assets:
Construction, Mining and Utility Equipment	¥1,965,406	¥1,859,004	¥1,682,542	$23,968,366
Industrial Machinery and Others	278,232	270,736	207,551	3,393,073
Corporate assets and elimination	76,891	19,397	68,962	937,695

Consolidated	¥2,320,529	¥2,149,137	¥1,959,055	$28,299,134

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥80,521	¥80,780	¥82,508	$981,964
Industrial Machinery and Others	8,494	7,662	7,707	103,585

Consolidated	¥89,015	¥88,442	¥90,215	$1,085,549

Capital investment:
Construction, Mining and Utility Equipment	¥115,518	¥92,049	¥92,979	$1,408,756
Industrial Machinery and Others	6,520	5,689	3,212	79,512

Consolidated	¥122,038	¥97,738	¥96,191	$1,488,268

Business categories and principal products and services included in each operating segment are as follows:

a) Construction, Mining and Utility Equipment:

Excavating equipment, loading equipment, grading and roadbed preparation equipment, hauling equipment, forestry equipment, tunneling machines, recycling equipment, industrial vehicles, other equipment, engines and components, casting products and logistics

b) Industrial Machinery and Others:

Metal forging and stamping presses, sheet-metal machines, machine tools, defense systems, temperature-control equipment and others

Transfers between segments are made at estimated arm’s length prices.

Segment assets are those assets used in the operations of each segment. Unallocated corporate assets consist primarily of cash and cash equivalents and marketable investment securities maintained for general corporate purposes.

Amortization for the years ended March 31, 2012, 2011 and 2010, does not include amortization of long-term prepaid expenses of ¥1,091 million ($13,305 thousand), ¥1,025 million and ¥1,104 million. The term “Capital investment” should be distinguished from the term “Capital expenditures” as used in the consolidated statements of cash flows. The term “Capital investment” is defined to refer to the acquisition of property, plant and equipment including properties under capital leases on an accrual basis which reflects the effects of timing differences between acquisition dates and payment dates.

Impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Impairment loss on long-lived assets
Construction, Mining and Utility Equipment	¥2,330	¥4,969	¥3,063	$28,415
Industrial Machinery and Others	776	173	269	9,463

Total	¥3,106	¥5,142	¥3,332	$37,878

Geographic information:

Net sales determined by customer location for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Japan	¥402,505	¥349,184	¥323,813	$4,908,598
The Americas	460,814	397,427	323,984	5,619,683
Europe and CIS	207,848	165,418	127,377	2,534,732
China	270,017	428,208	270,870	3,292,890
Asia (excluding Japan and China) and Oceania	513,575	398,366	299,864	6,263,109
Middle East and Africa	127,004	104,524	85,656	1,548,829

Consolidated net sales	¥1,981,763	¥1,843,127	¥1,431,564	$24,167,841

Net sales determined by geographic origin for the years ended March 31, 2012, 2011 and 2010, and property, plant and equipment determined based on physical location at March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales:
Japan	¥723,568	¥641,502	¥498,568	$8,823,999
U.S.A.	436,300	391,380	311,170	5,320,732
Europe and CIS	217,085	175,217	141,510	2,647,378
China	196,537	332,581	238,102	2,396,793
Others	408,273	302,447	242,214	4,978,939

Total	¥1,981,763	¥1,843,127	¥1,431,564	$24,167,841

Property, plant and equipment:
Japan	¥356,424	¥354,797	¥380,592	$4,346,635
U.S.A.	67,350	63,972	62,637	821,341
Europe and CIS	29,483	29,868	35,811	359,549
Others	76,399	59,750	46,060	931,695

Total	¥529,656	¥508,387	¥525,100	$6,459,220

No individual country within Europe and CIS or Others had a material impact on net sales.

There were no sales to a single major external customer for the years ended March 31, 2012, 2011 and 2010.

Supplementary Information to Balance Sheets	12 Months Ended
Mar. 31, 2012
Supplementary Information to Balance Sheets

23. Supplementary Information to Balance Sheets

At March 31, 2012 and 2011, deferred income taxes and other current assets were comprised of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Prepaid expenses	¥8,601	¥4,318	$104,890
Short-term loans receivable:
Affiliated companies	664	723	8,098
Other	1,144	1,427	13,951

Total	¥1,808	¥2,150	$22,049

Deferred income taxes	44,825	55,953	546,646
Other	89,044	90,360	1,085,903

Total	¥144,278	¥152,781	$1,759,488

At March 31, 2012 and 2011, deferred income taxes and other current liabilities were comprised of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Accrued expenses	¥84,264	¥80,195	$1,027,610
Advances received	49,180	30,828	599,756
Deferred income taxes	687	380	8,378
Other	97,643	87,865	1,190,768

Total	¥231,774	¥199,268	$2,826,512

Supplementary Information to Statements of Income	12 Months Ended
Mar. 31, 2012
Supplementary Information to Statements of Income

24. Supplementary Information to Statements of Income

The following information shows research and development expenses and advertising costs, for the years ended March 31, 2012, 2011 and 2010. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Research and development expenses	¥54,843	¥49,005	¥46,449	$668,817
Advertising costs	2,357	2,627	2,417	28,744

Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2012, 2011 and 2010, were as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Shipping and handling costs	¥45,231	¥37,706	¥25,697	$551,598

For the fiscal year ended March 31, 2012, 2011 and 2010, Komatsu recognized an impairment loss of ¥3,106 million ($37,878 thousand) and ¥5,142 million and ¥3,332 million related to property, plant and equipment and intangible assets subject to amortization at the Company and certain subsidiaries, as profitability of the assets of each subsidiary was expected to be low in the future and Komatsu estimated the carrying amounts would not be recovered by the future cash flows.

Other operating income (expenses), net for the years ended March 31, 2012, 2011 and 2010, were comprised of the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Gain on sale of property	¥1,294	¥2,432	¥1,036	$15,781
Loss on disposal or sale of fixed assets*	(2,487)	(1,553)	(2,907)	(30,329)
Other*	1,979	(7,780)	(8,481)	24,133

Total	¥786	¥(6,901)	¥(10,352)	$9,585

*	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million and ¥2,787 million respectively resulted from the Great East Japan Earthquake.

For the fiscal year ended March 31, 2011 and 2010, the Company and certain subsidiaries recognized expenses associated with structural reforms of production and sales operations. Out of the expenses, reorganization costs of ¥3,771 million and ¥8,883 million respectively, such as wind down and relocation costs related to the integration of facilities were included in other, except the expenses included in impairment loss on long-lived assets of the consolidated statements of income.

Other income (expenses), net for the years ended March 31, 2012, 2011 and 2010, were comprised of the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Interest income –
Installment receivables	¥289	¥503	¥1,206	$3,524
Other	2,632	2,670	3,785	32,098
Dividends	855	1,320	1,167	10,427
Interest expense	(7,784)	(6,475)	(8,502)	(94,927)
Net gain (loss) from sale of investment securities	(2,516)	(54)	679	(30,683)
Exchange gain (loss), net	3,864	(4,193)	1,066	47,122
Other	(4,074)	3,109	(1,457)	(49,683)

Total	¥(6,734)	¥(3,120)	¥(2,056)	$(82,122)

Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2012
Valuation and Qualifying Accounts

25. Valuation and Qualifying Accounts

Valuation and qualifying accounts deducted from assets to which they apply:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Allowance for doubtful receivables
Balance at beginning of fiscal period	¥15,793	¥14,941	¥15,330	$192,597
Additions
Charged to costs and expenses	2,105	5,307	7,457	25,671
Charged to other accounts	255	1,068	957	3,110
Deductions	2,910	5,523	8,803	35,488

Balance at end of fiscal period	¥15,243	¥15,793	¥14,941	$185,890

Deductions were principally collectible or uncollectible accounts and notes charged to the allowance.

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Valuation allowance for deferred tax assets
Balance at beginning of fiscal period	¥36,690	¥49,081	¥31,420	$447,439
Additions
Charged to costs and expenses	1,961	7,596	21,784	23,915
Charged to other accounts	276	—	8	3,366
Deductions	18,197	19,987	4,131	221,915

Balance at end of fiscal period	¥20,730	¥36,690	¥49,081	$252,805

Deductions were principally realization or expiration of net operating loss carryforwards.

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2012
Consolidation and Investments in Affiliated Companies

(1) Consolidation and Investments in Affiliated Companies

The consolidated financial statements include the accounts of the Company and all of its majority-owned domestic and foreign subsidiaries, except for certain immaterial subsidiaries.

Variable interest entities are consolidated in which the Company is the primary beneficiary in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 810, “Consolidation”. The consolidated balance sheets as of March 31, 2012 and 2011, include assets of ¥26,609 million ($324,500 thousand) and ¥26,020 million, respectively, of consolidated variable interest entities, which engage in equipment leasing in Europe. The majority of these assets are trade notes and accounts receivable, and long-term trade receivables.

Investments in affiliated companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies of a company, but does not have a controlling financial interest, are accounted for by the equity method.

Foreign Currency Translation and Transactions

(2) Foreign Currency Translation and Transactions

Assets and liabilities of foreign operations are translated at the exchange rates in effect at each fiscal year-end, and income and expenses of foreign operations are translated at the average rates of exchange prevailing during each fiscal year in consolidating the financial statements of overseas subsidiaries. The resulting translation adjustments are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements. All foreign currency transaction gains and losses are included in other income (expenses) in the period incurred.

Allowance for Doubtful Trade Receivables

(3) Allowance for Doubtful Trade Receivables

Komatsu records allowance for doubtful receivables as the best estimate of the amount of probable credit losses in Komatsu’s existing receivables including financing receivables. The amount is determined based on historical experience, credit information of individual customers, and assessment of overdue receivables. An additional allowance for individual receivables is recorded when Komatsu becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration of the customer’s business performance. The amount of estimated credit losses is further adjusted to reflect changes in customer circumstances.

Inventories

(4) Inventories

Inventories are stated at the lower of cost or market. Komatsu determines cost of work in process and finished products using the specific identification method based on actual costs accumulated under a job-order cost system. The cost of finished parts is determined principally using the first-in first-out method. Cost of materials and supplies is stated at average cost.

Investment Securities

(5) Investment Securities

Komatsu’s investments in debt and marketable equity securities are categorized as available-for-sale securities which are stated at fair value. Changes in fair values are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements.

Unrealized losses on marketable securities are charged against net earnings when a decline in market value below initial cost is determined to be other than temporary based primarily on the financial condition and near term prospects of the issuer and the extent and length of the time of the decline.

In assessing other-than-temporary impairment of investment securities which are stated at cost, Komatsu considers the financial condition and prospects of each investee company and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment securities exceeds its estimated fair value which is determined using discounted cash flows or other valuation techniques considered appropriate.

Property, Plant and Equipment, and Related Depreciation and Amortization

(6) Property, Plant and Equipment, and Related Depreciation and Amortization

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated principally by the declining-balance method at rates based on the estimated useful lives of the assets. The estimated useful lives used in computing depreciation of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Certain leased machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2012 and 2011 were as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Aggregate cost	¥27,409	¥83,436	$334,256
Accumulated amortization	16,527	36,331	201,549

Accumulated amortization related to capital leases is included in accumulated depreciation.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the costs of those properties and the related accumulated depreciation are relieved from the consolidated balance sheets and the differences between the costs of those properties and the related accumulated depreciation are recognized in other operating income (expenses) of the consolidated statements of income.

Goodwill and Other Intangible Assets

(7) Goodwill and Other Intangible Assets

Komatsu uses the acquisition method of accounting for business combinations. Goodwill is tested for impairment at least annually. Any recognized intangible assets determined to have an indefinite useful life are not to be amortized, but instead tested for impairment at least annually until its life is determined to no longer be indefinite. Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever there is an indicator of possible impairment. An impairment loss would be recognized when the carrying amount of an asset or an asset group exceeds the estimated undiscounted cash flows expected to be generated by the asset or an asset group. The amount of the impairment loss to be recorded is determined by the difference between the fair value of the asset or an asset group using a discounted cash flow valuation model and carrying value.

Revenue Recognition

(8) Revenue Recognition

Komatsu recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered for customers or dealers, (3) sales price is fixed or determinable, and (4) collectability is reasonably assured.

Revenue from sales of products including construction, mining and utility equipment and industrial machinery is recognized when title and risk of ownership is transferred to independently owned and operated customers or dealers, which occur upon the attainment of customer acceptance or when installation is completed. The conditions of acceptance are governed by the terms of the contract or arrangement. For arrangements with multiple elements, which may include any combination of products, installation and maintenance, Komatsu allocates revenue to each element based on its relative fair value if such elements meet the criteria for treatment as a separate unit of accounting. When Komatsu enters into a separate contract to render transportation or technical advice, principally related to a sale of mining equipment and large-sized industrial machinery such as large presses, these service revenues are accounted for separately from the product sale and recognized at the completion of the service delivery specified in the contract.

Service revenues from repair and maintenance and from transportation are recognized at the completion of service-delivery. Revenues from long-term fixed price maintenance contracts are recognized ratably over the contract period.

Certain consolidated subsidiaries rent construction equipment to customers. Rent revenue is recognized on a straight-line basis over the rental period.

Revenues are recorded net of discounts. In addition, taxes collected from customers and remitted to governmental-authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Income Taxes

(9) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

If a tax position meets the more-likely-than-not recognition threshold based on the technical merits of the position, Komatsu recognizes the benefit of such position in the financial statements. The benefit of the tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement with appropriate taxing authority.

Product Warranties

(10) Product Warranties

Komatsu establishes a liability for estimated product warranty cost at the time of sale. Estimates for accrued product warranty cost are primarily based on historical experience and are classified as other current liabilities and other liabilities.

Pension and Retirement Benefits

(11) Pension and Retirement Benefits

Komatsu recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income, net of tax.

Amortization of actuarial net gain or loss is included as a component of Komatsu’s net periodic pension cost for defined benefit plans for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets.

In such case, the amount of amortization recognized is the resulting excess divided by average remaining service period of active employees expected to receive benefits under the plan. The expected return on plan assets is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed income investments currently available and expected to be available during the period to maturity of the pension benefits.

Share-Based Compensation

(12) Share-Based Compensation

Komatsu recognizes share-based compensation expense using the fair value method. Compensation expense is measured at grant-date fair value of the share-based award and charged to expense over the vesting period.

Per Share Data

(13) Per Share Data

Basic net income attributable to Komatsu Ltd. per share has been computed by dividing net income attributable to Komatsu Ltd. by the weighted-average number of common shares outstanding during each fiscal year, after deducting treasury shares. Diluted net income attributable to Komatsu Ltd. per share reflects the potential dilution computed on the basis that all stock options were exercised (less the number of treasury shares assumed to be purchased from proceeds using the average market price of the Company’s common shares) to the extent that each is not antidilutive.

Dividends per share shown in the accompanying consolidated statements of income are based on dividends approved and paid in each fiscal year.

Cash and Cash Equivalents

(14) Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the date of purchase.

Our foreign subsidiaries participate in a global cash pooling arrangement with a single financial institution, which is used to fund short-term liquidity needs. This arrangement contains specific provisions for the right to offset positive and negative cash balances on a global basis. The facility allows for cash withdrawals from this financial institution based upon our aggregate cash deposits within the same financial institution. Komatsu’s consolidated Balance Sheets as of March 31, 2012 and 2011 reflect cash net of withdrawals of ¥28,823 million ($351,500 thousand) and ¥39,729 million respectively.

Derivative Financial Instruments

(15) Derivative Financial Instruments

Komatsu uses various derivative financial instruments to manage its interest rate and foreign exchange exposure.

All derivatives, including derivatives embedded in other financial instruments, are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheet. Changes in the fair values of derivative instruments not designated or not qualifying as hedges and any ineffective portion of qualified hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments which qualify as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in accumulated other comprehensive income (loss), and recognized in earnings when the hedged item is recognized in earnings.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

(16) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

Long-lived assets and certain identifiable intangibles to be held and used by Komatsu are reviewed for impairment based on a cash flow analysis of the asset or an asset group whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. The assets to be held for use are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying amounts. The impairment losses are measured as the amount by which the carrying amount of the asset or an asset group exceeds the fair value. Long-lived assets and identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Use of Estimates

(17) Use of Estimates

Komatsu has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses presented in consolidated financial statements prepared in conformity with U.S. GAAP. Actual results could differ from the estimates and assumptions.

Komatsu has identified several areas where it believes estimates and assumptions are particularly critical to the financial statements. These are the determination of the useful lives of Property, Plant and Equipment, the allowance for doubtful receivables, impairment of long-lived assets and goodwill, pension liabilities and expenses, product warranty liabilities, fair value of financial instruments, realization of deferred tax assets, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates.

Recently Adopted Accounting Standards

(18) Recently Adopted Accounting Standards

In the fiscal year ended March 31, 2012, Komatsu adopted Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements”. ASU 2009-13 establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective is not available, or estimated selling price if neither vendor-specific objective evidence nor third-party evidence is available. The adoption of ASU 2009-13 did not have a material impact on Komatsu’s consolidated results of operations and financial condition.

In the fiscal year ended March 31, 2012, Komatsu also adopted ASU 2009-14, “Certain Revenue Arrangements That Include Software Elements”. ASU 2009-14 changes the accounting model for revenue arrangements that include both tangible products and software elements. The Update requires that hardware components of a tangible product containing component products always be excluded from the software revenue guidance. The adoption of ASU 2009-14 did not have any impact on Komatsu’s consolidated results of operations and financial condition.

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Useful Lives used in Computing Depreciation of Property, Plant and Equipment	The estimated useful lives used in computing depreciation of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Aggregate Cost Included in Property, Plant and Equipment and Related Accumulated Amortization

The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2012 and 2011 were as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Aggregate cost	¥27,409	¥83,436	$334,256
Accumulated amortization	16,527	36,331	201,549

Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2012
Additional Cash Flow Information and Noncash Investing and Financing Activities

Additional cash flow information and noncash investing and financing activities for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Additional cash flow information:
Interest paid	¥7,309	¥6,367	¥8,533	$89,134
Income taxes paid	¥87,134	¥46,227	¥9,797	$1,062,610
Noncash investing and financing activities:
Capital lease obligations incurred	¥2,300	¥2,244	¥14,285	$28,049

Business Combinations (Tables)	12 Months Ended
Mar. 31, 2012
Gigaphoton Inc
Consideration Paid, Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

	Millions of yen	Thousands of U.S. dollars
Consideration
Cash and cash equivalents	¥7,500	$91,463

Fair value of total consideration transferred	7,500	91,463
Fair value of Komatsu’s equity interest in Gigaphoton held before the business combination	7,500	91,463

	¥15,000	$182,926

Acquisition-related cost (included in selling, general and administrative expenses)	¥36	$439

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥14,859	$181,206
Property, plant and equipment	2,376	28,976
Intangible assets	7,425	90,549
Other assets	15	183

Total assets acquired	24,675	300,914

Current liabilities	(7,860)	(95,854)
Long-term liabilities	(2,896)	(35,317)

Total liabilities assumed	(10,756)	(131,171)

Net assets acquired	13,919	169,743

Goodwill	1,081	13,183

	¥15,000	$182,926

Komatsu Australia Corporate Finance PTY Ltd
Consideration Paid, Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition as well as the fair value at the acquisition date of the noncontrolling interest:

Millions of yen
Consideration
Cash and cash equivalents	¥1,684

Fair value of total consideration transferred	1,684
Fair value of Komatsu’s equity interest in KACF held before the business combination	696

¥2,380

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥34,478
Property, plant and equipment	15,692
Intangible assets	2
Other assets	232

Total assets acquired	50,404

Current liabilities	(33,174)
Long-term liabilities	(13,999)

Total liabilities assumed	(47,173)

Net assets acquired	3,231

Noncontrolling interest	(1,587)

Goodwill	736

¥2,380

Trade Notes and Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2012
Receivables

Receivables at March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Trade notes	¥108,390	¥84,372	$1,321,829
Accounts receivable	464,884	461,132	5,669,317

Total	573,274	545,504	6,991,146
Long-term trade receivables	186,012	186,316	2,268,439

Total trade receivables	759,286	731,820	9,259,585
Less: total allowance	(15,243)	(15,793)	(185,890)

Net trade receivables	¥744,043	¥716,027	$9,073,695

Roll-Forward Schedule of Allowance for Credit Losses of Financing Receivables

The roll-forward schedule of the allowance for credit losses of the financing receivables for the year ended March 31, 2012 and 2011 are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Balance at beginning of year	¥7,474	¥7,550	$91,146
Provision	1,256	2,277	15,317
Charge-offs	(1,004)	(1,855)	(12,244)
Other	24	(498)	293

Balance at end of year	¥7,750	¥7,474	$94,512

Lease Receivables

At March 31, 2012 and 2011, lease receivables comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Minimum lease payments receivable	¥232,798	¥209,723	$2,839,000
Unearned income	(21,839)	(20,035)	(266,329)

Net lease receivables	¥210,959	¥189,688	$2,572,671

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Inventories

At March 31, 2012 and 2011, inventories comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Finished products, including finished parts held for sale	¥422,001	¥294,807	$5,146,353
Work in process	141,302	135,167	1,723,195
Materials and supplies	49,056	43,902	598,244

Total	¥612,359	¥473,876	$7,467,792

Investment Securities (Tables)	12 Months Ended
Mar. 31, 2012
Cost, Gross Unrealized Holding Gains and Losses, and Fair Value for Investment Securities by Major Security Types

The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2012 and 2011, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥19,890	¥26,072	¥29	¥45,933

Other investment securities at cost	8,259

	¥28,149

At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥23,887	¥25,599	¥114	¥49,372

Other investment securities at cost	11,483

	¥35,370

	Thousands of U.S. dollars
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	$242,561	$317,951	$353	$560,159

Other investment securities at cost	100,719

	$343,280

Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities, Aggregated by Length of Time Individual Securities that have been in Continuous Unrealized Loss Position

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2011, are as follows:

	Millions of yen
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥272	¥29	¥—	¥—	¥272	¥29

At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥479	¥114	¥—	¥—	¥479	¥114

	Thousands of U.S. dollars
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	$3,317	$353	$—	$—	$3,317	$353

Investments in and Advances to Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2012
Investments in and Advances to Affiliated Companies

At March 31, 2012 and 2011, investments in and advances to affiliated companies comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Investments in capital stock	¥19,737	¥23,206	$240,695
Advances	828	1,909	10,098

Total	¥20,565	¥25,115	$250,793

Summarized Financial Information for Affiliated Companies

Summarized financial information for affiliated companies at March 31, 2012 and 2011, and for the years ended March 31, 2012, 2011 and 2010, is as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current assets	¥108,919	¥118,206	$1,328,280
Net property, plant and equipment – less accumulated depreciation and amortization	38,415	40,068	468,476
Investments and other assets	33,291	27,672	405,988

Total assets	¥180,625	¥185,946	$2,202,744

Current liabilities	¥85,235	¥87,471	$1,039,451
Noncurrent liabilities	43,238	38,923	527,293
Equity	52,152	59,552	636,000

Total liabilities and equity	¥180,625	¥185,946	$2,202,744

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales	¥196,328	¥208,959	¥168,418	$2,394,244

Net income	¥3,351	¥5,602	¥3,229	$40,866

Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2012
Major Classes of Property, Plant and Equipment

The major classes of property, plant and equipment at March 31, 2012 and 2011, are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Land	¥97,943	¥95,409	$1,194,427
Buildings	353,486	337,619	4,310,805
Machinery and equipment	712,578	694,507	8,689,975
Construction in progress	21,897	20,220	267,037

Total	1,185,904	1,147,755	14,462,244
Less: accumulated depreciation and amortization	(656,248)	(639,368)	(8,003,024)

Net property, plant and equipment	¥529,656	¥508,387	$6,459,220

Pledged Assets (Tables)	12 Months Ended
Mar. 31, 2012
Assets Pledged as Collateral for Guarantees for Debt

At March 31, 2012, assets pledged as collateral for guarantees for debt are as follows:

	Millions of yen	Thousands of U.S. dollars
Cash and cash equivalents	¥2	$24
Other current assets	2,279	27,793

Total	¥2,281	$27,817

The above assets were pledged against the following liabilities:

	Millions of yen	Thousands of U.S. dollars
Guarantees for debt	¥2,281	$27,817

Total	¥2,281	$27,817

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Intangible Assets Other than Goodwill

Intangible assets other than goodwill at March 31, 2012 and 2011 are as follows:

	Millions of yen						Thousands of U.S. dollars
	2012			2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥34,221	¥(19,759)	¥14,462	¥33,367	¥(17,531)	¥15,836	$417,329	$(240,963)	$176,366
Leasehold	8,834	(1,818)	7,016	8,926	(1,585)	7,341	107,732	(22,171)	85,561
Other	34,898	(11,525)	23,373	30,199	(12,392)	17,807	425,585	(140,549)	285,036

Total	77,953	(33,102)	44,851	72,492	(31,508)	40,984	950,646	(403,683)	546,963

Other intangible assets not subject to amortization			13,102			12,987			159,781

Total other intangible assets			¥57,953			¥53,971			$706,744

Future Estimated Amortization Expenses for Each of Five Years Relating to Intangible Assets

The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2013	¥8,112
2014	6,108
2015	4,844
2016	3,434
2017	2,618

Changes in Carrying Amounts of Goodwill

The changes in carrying amounts of goodwill for the year ended March 31, 2012 and 2011 were as follow:

	Millions of yen
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2010
Goodwill	¥24,346	¥13,943	¥38,289
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,167	¥13,403	¥29,570

Goodwill acquired during the year	578	—	578
Foreign exchange impact	(826)	(1)	(827)
Balance at March 31, 2011
Goodwill	24,098	13,942	38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

Goodwill acquired during the year	1,278	1,081	2,359
Foreign exchange impact	(445)	—	(445)
Other	—	(6)	(6)
Balance at March 31, 2012
Goodwill	24,931	15,017	39,948
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,752	¥14,477	¥31,229

	Thousands of U.S. dollars
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2011
Goodwill	$293,878	$170,024	$463,902
Accumulated impairment losses	(99,744)	(6,585)	(106,329)

	$194,134	$163,439	$357,573

Goodwill acquired during the year	15,585	13,183	28,768
Foreign exchange impact	(5,427)	—	(5,427)
Other	—	(73)	(73)
Balance at March 31, 2012
Goodwill	304,036	183,134	487,170
Accumulated impairment losses	(99,744)	(6,585)	(106,329)

	$204,292	$176,549	$380,841

Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Debt

Short-term debt at March 31, 2012 and 2011, consisted of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Banks, insurance companies and other financial institutions	¥170,824	¥130,308	$2,083,220
Commercial paper	45,000	—	548,780
Short-term debt	¥215,824	¥130,308	$2,632,000

Long-Term Debt

Long-term debt at March 31, 2012 and 2011, consisted of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2012 – 2017, weighted-average rate 3.9%	¥240,629	¥217,554	$2,934,500
Euro Medium-Term Notes maturing serially through 2012 – 2016, weighted-average rate 1.7%	56,098	55,167	684,122
1.66% Unsecured Bonds due 2012	20,000	20,000	243,902
0.85% Unsecured Bonds due 2012	10,000	10,000	121,951
1.53% Unsecured Bonds due 2013	30,000	30,000	365,854
1.19% Unsecured Bonds due 2014	30,000	30,000	365,854
0.58% Unsecured Bonds due 2016	30,000	—	365,854
Capital lease obligations (Note 16)	12,536	48,526	152,878
Other	2,713	2,513	33,085

Total	431,976	413,760	5,268,000
Less: current maturities	(119,457)	(122,608)	(1,456,793)

Long-term debt	¥312,519	¥291,152	$3,811,207

Annual Maturities of Long-Term Debt Excluding Market Value Adjustments

Annual maturities of long-term debt subsequent to March 31, 2012, excluding market value adjustments of ¥1,790 million ($21,829 thousand) are as follows:

Year ending March 31	Millions of yen
2013	¥118,418
2014	104,284
2015	118,876
2016	44,498
2017	43,281
2018 and thereafter	829

Total	¥430,186

Liability for Pension and Other Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2012
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets and Pension Plans with Projected Benefit Obligations in Excess of Plan Assets

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥108,512	¥109,556	$1,323,317
Plan assets	68,793	73,171	838,939
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥116,386	¥126,307	$1,419,341
Plan assets	69,360	82,238	845,854

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2013	¥11,021
2014	7,210
2015	8,012
2016	8,852
2017	8,762
Through 2018-2022	¥40,179

Pension Plans, Defined Benefit
Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Change in benefit obligations:
Benefit obligations, beginning of year	¥134,360	¥137,452	$1,638,536
Service cost	7,493	6,630	91,378
Interest cost	3,475	3,585	42,378
Actuarial loss	2,520	1,854	30,732
Plan participants’ contributions	87	55	1,061
Acquisition	140	125	1,707
Benefits paid	(12,646)	(13,505)	(154,219)
Foreign currency exchange rate change	(857)	(1,836)	(10,451)

Benefit obligations, end of year	¥134,572	¥134,360	$1,641,122

Change in plan assets:
Fair value of plan assets, beginning of year	¥92,291	¥94,403	$1,125,500
Actual return on plan assets	1,010	251	12,317
Employers’ contributions	5,447	7,318	66,427
Plan participants’ contributions	48	55	585
Acquisition	6	55	73
Benefits paid	(9,106)	(8,381)	(111,049)
Foreign currency exchange rate change	(635)	(1,410)	(7,743)

Fair value of plan assets, end of year	¥89,061	¥92,291	$1,086,110

Funded status, end of year	¥(45,511)	¥(42,069)	$(555,012)

Prepaid benefit cost	¥1,799	¥2,000	$21,939
Other current liabilities	(100)	(49)	(1,220)
Accrued benefit liability	(47,210)	(44,020)	(575,731)

	¥(45,511)	¥(42,069)	$(555,012)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥37,701	¥36,922	$459,768
Prior service cost	2,142	1,491	26,122

	¥39,843	¥38,413	$485,890

Net Periodic Cost of Benefit Plans

Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2012, 2011 and 2010, consisted of the following components:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Service cost – Benefits earned during the year	¥7,493	¥6,630	¥7,224	$91,378
Interest cost on projected benefit obligations	3,475	3,585	3,745	42,378
Expected return on plan assets	(2,727)	(2,961)	(2,452)	(33,256)
Amortization of actuarial loss	2,571	2,285	2,478	31,354
Amortization of prior service cost	236	227	179	2,878
Curtailment and settlement gain	—	(12)	(28)	—

Net periodic cost	¥11,048	¥9,754	¥11,146	$134,732

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current year actuarial loss	¥3,350	¥4,216	$40,854
Amortization of actuarial loss	(2,571)	(2,273)	(31,354)
Current year prior service cost	887	348	10,817
Amortization of prior service cost	(236)	(227)	(2,878)

	¥1,430	¥2,064	$17,439

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows.

	Millions of yen	Thousands of U.S. dollars
Amortization of actuarial loss	¥2,727	$33,256
Amortization of prior service cost	279	3,402

Weighted-Average Assumptions used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2012	2011	2012	2011
Discount rate	2.0%	2.0%	5.5%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	—	—
Assumed rate of increase in future compensation levels	2.3%	2.6%	4.6%	4.6%

Weighted Average Assumptions used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2012	2011	2010	2012	2011	2010
Discount rate	2.0%	2.0%	2.0%	6.0%	6.0%	6.9%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.9%	3.8%	3.9%	—	—	—
Assumed rate of increase in future compensation levels	2.6%	2.6%	2.4%	4.6%	4.4%	4.1%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	6.5%	7.2%	7.6%

Fair Values of Benefit Plan Assets by Asset Class

The fair values of benefit plan assets at March 31, 2012 and 2011 are as follows:, by asset class are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥3,985	¥—	¥—	¥3,985
Equity securities
Japanese equities	7,152	459	—	7,611
Foreign equities	14,257	4,449	—	18,706
Pooled funds	4,485	619	—	5,104
Debt securities
Government bonds and municipal bonds	14,868	4,650	—	19,518
Corporate bonds	—	4,382	—	4,382
Other assets
Life insurance company general accounts	—	29,087	—	29,087
Other	42	170	456	668

Total	¥44,789	¥43,816	¥456	¥89,061

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,822	¥—	¥—	¥4,822
Equity securities
Japanese equities	7,569	386	—	7,955
Foreign equities	15,223	4,375	—	19,598
Pooled funds	4,252	571	—	4,823
Debt securities
Government bonds and municipal bonds	16,293	3,706	—	19,999
Corporate bonds	—	5,025	—	5,025
Other assets
Life insurance company general accounts	—	28,932	—	28,932
Other	38	653	446	1,137

Total	¥48,197	¥43,648	¥446	¥92,291

At March 31, 2012	Thousands of U.S dollars
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$48,598	$—	$—	$48,598
Equity securities
Japanese equities	87,220	5,598	—	92,818
Foreign equities	173,866	54,256	—	228,122
Pooled funds	54,695	7,549	—	62,244
Debt securities
Government bonds and municipal bonds	181,317	56,706	—	238,023
Corporate bonds	—	53,439	—	53,439
Other assets
Life insurance company general accounts	—	354,720	—	354,720
Other	512	2,073	5,561	8,146

Total	$546,208	$534,341	$5,561	$1,086,110

(1) The plan’s equity securities include common stock of the Company in the amount of ¥45 million ($549 thousand) (0.08% of the Company’s total plan assets) and ¥41 million (0.07% of the Company’s total plan assets) at March 31, 2012 and 2011, respectively.

(2) The plan’s pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3) The plan’s government bonds and municipal bonds include approximately 50% Japanese bonds and 50% foreign bonds.

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2013	¥11,021
2014	7,210
2015	8,012
2016	8,852
2017	8,762
Through 2018-2022	¥40,179

Other Postretirement Benefit Plans, Defined Benefit
Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligations, beginning of year	¥8,309	¥9,416	$101,329
Service cost	218	227	2,659
Interest cost	436	452	5,317
Actuarial loss (gain)	795	(134)	9,695
Plan participants’ contributions	2	2	24
Medicare Part D	57	55	695
Benefits paid	(652)	(728)	(7,951)
Foreign currency exchange rate change	(74)	(981)	(902)

Accumulated postretirement benefit obligations, end of year	¥9,091	¥8,309	$110,866

Change in plan assets:
Fair value of plan assets, beginning of year	¥5,351	¥6,152	$65,256
Actual return on plan assets	298	424	3,634
Employer’s contributions	1,881	726	22,939
Plan participants’ contributions	2	2	24
Benefits paid	(1,205)	(1,303)	(14,695)
Foreign currency exchange rate change	(22)	(650)	(268)

Fair value of plan assets, end of year	¥6,305	¥5,351	$76,890

Funded status, end of year	¥(2,786)	¥(2,958)	$(33,976)

Prepaid benefit cost	¥704	¥719	$8,585
Other current liabilities	(37)	(38)	(451)
Accrued benefit liability	(3,453)	(3,639)	(42,110)

	¥(2,786)	¥(2,958)	$(33,976)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,657	¥3,050	$44,598
Prior service cost	543	551	6,622

	¥4,200	¥3,601	$51,220

Net Periodic Cost of Benefit Plans

Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2012, 2011 and 2010, included the following components:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Service cost – Benefits earned during the year	¥218	¥227	¥231	$2,659
Interest cost on projected benefit obligations	436	452	528	5,317
Expected return on plan assets	(320)	(302)	(324)	(3,902)
Amortization of actuarial loss	154	196	250	1,878
Amortization of prior service cost	64	65	70	780
Curtailment and settlement gain	—	—	(116)	—

Net periodic cost	¥552	¥638	¥639	$6,732

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current year actuarial loss (gain)	¥761	¥(256)	$9,280
Amortization of actuarial loss	(154)	(196)	(1,878)
Current year prior service cost	56	—	683
Amortization of prior service cost	(64)	(65)	(780)

	¥599	¥(517)	$7,305

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows.

	Millions of yen	Thousands of U.S. dollars
Amortization of actuarial loss	¥217	$2,646
Amortization of prior service cost	64	780

Weighted-Average Assumptions used to Determine Benefit Obligations

Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2012	2011
Discount rate	4.7%	5.6%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.9%	7.9%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	4	5

Weighted Average Assumptions used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2012	2011	2010
Discount rate	5.6%	5.4%	6.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long – term rate of return on plan assets	5.3%	5.6%	5.5%
Current healthcare cost trend rate	7.9%	7.8%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	5	7	7

Fair Values of Benefit Plan Assets by Asset Class

The fair values of postretirement benefit plan assets at March 31, 2012 and 2011, by asset class are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥281	¥—	¥—	¥281
Equity securities
Foreign equities	816	—	—	816
Pooled funds	1,427	—	—	1,427
Debt securities
Government bonds and municipal bonds	—	2,775	—	2,775
Corporate bonds	—	1,006	—	1,006

Total	¥2,524	¥3,781	¥—	¥6,305

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥283	¥—	¥—	¥283
Equity securities
Foreign equities	650	—	—	650
Pooled funds	1,101	—	—	1,101
Debt securities
Government bonds and municipal bonds	—	2,276	—	2,276
Corporate bonds	—	1,041	—	1,041

Total	¥2,034	¥3,317	¥—	¥5,351

At March 31, 2012	Thousands of U.S. dollars
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$3,427	$—	$—	$3,427
Equity securities
Foreign equities	9,951	—	—	9,951
Pooled funds	17,402	—	—	17,402
Debt securities
Government bonds and municipal bonds	—	33,842	—	33,842
Corporate bonds	—	12,268	—	12,268

Total	$30,780	$46,110	$—	$76,890

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2013	¥629
2014	656
2015	676
2016	692
2017	713
Through 2018-2022	¥3,882

Komatsu Ltd. Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Stock Option Activity

The following table summarizes information about stock option activity for the years ended March 31, 2012, 2011 and 2010:

	2012			2011		2010
	Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
		Yen	U.S. dollars		Yen		Yen
Outstanding at beginning of year	3,235,800	¥2,047	$24.96	3,333,000	¥2,051	2,891,000	¥2,022
Granted	340,100	1	0.01	76,800	1	642,000	1,729
Exercised	(393,000)	1,082	13.20	(174,000)	1238	(200,000)	595

Outstanding at end of year	3,182,900	1,947	23.74	3,235,800	2,047	3,333,000	2,051

Exercisable at end of year	2,766,000	2,240	27.32	3,159,000	2,096	2,691,000	2,128

Options Outstanding and Options Exercisable

The information for options outstanding and options exercisable at March 31, 2012 are as follows.

	Outstanding						Options Exercisable
	Number of shares	Weighted average exercise price		Intrinsic value		Weighted average remaining contractual life	Number of shares	Weighted average exercise price		Intrinsic value		Weighted average remaining contractual life
Exercise Prices		Yen	U.S. dollars	Millions of yen	Thousands of U.S. dollars	years		Yen	U.S. dollars	Millions of yen	Thousands of U.S. dollars	years
¥1 – 650	416,900	¥1	$0.01	¥983	$11,988	7.2	—	¥—	$—	¥—	$—	—
¥651 – 900	70,000	673	8.21	118	1,439	0.3	70,000	673	8.21	118	1,439	0.3
¥901 – 1,350	515,000	1,126	13.73	635	7,744	1.3	515,000	1,126	13.73	635	7,744	1.3
¥1,351 – 2,325	1,169,000	2,043	24.91	370	4,512	3.8	1,169,000	2,043	24.91	370	4,513	3.8
¥2,326 – 3,700	1,012,000	3,144	38.34	0	0	3.9	1,012,000	3,144	38.34	0	0	3.9
¥1 – 3,700	3,182,900	1,947	23.74	2,106	25,683	3.8	2,766,000	2,240	27.32	1,123	13,695	3.3

Risk-Free Rate for Periods Within Contractual term of Share Option Based on Japanese Government Bond Yeild Curve in Effect at Time of Grant

expected to be outstanding. The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2012	2011	2010
Grant-date fair value	¥2,268 ($27.66)	¥1,785	¥643
Expected term	5 years	5 years	7 years
Risk-free rate	0.12% – 1.12%	0.13% – 1.11%	0.17% – 1.35%
Expected volatility	48.00%	54.00%	44.00%
Expected dividend yield	1.83%	0.96%	2.07%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2010	0.17%	0.24%	0.32%	0.48%	0.63%	0.74%	0.88%	1.03%	1.19%	1.35%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%
2012	0.12%	0.16%	0.21%	0.29%	0.38%	0.49%	0.63%	0.78%	0.96%	1.12%

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2012
Component of Accumulated Other Comprehensive Income (Loss)

Each component of accumulated other comprehensive income (loss) at March 31, 2012, 2011 and 2010, is as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Foreign currency translation adjustments:
Balance, beginning of year	¥(122,286)	¥(85,056)	¥(84,152)	$(1,491,293)
Adjustment for the year	(8,723)	(37,230)	(904)	(106,378)

Balance, end of year	¥(131,009)	¥(122,286)	¥(85,056)	$(1,597,671)

Net unrealized holding gains on securities available for sale:
Balance, beginning of year	¥16,104	¥14,126	¥8,646	$196,391
Net increase (decrease)	725	1,978	5,480	8,841

Balance, end of year	¥16,829	¥16,104	¥14,126	$205,232

Pension liability adjustments:
Balance, beginning of year	¥(24,406)	¥(24,315)	¥(29,235)	$(297,634)
Adjustment for the year	(1,932)	(91)	4,920	(23,561)

Balance, end of year	¥(26,338)	¥(24,406)	¥(24,315)	$(321,195)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(471)	¥(389)	¥(1,003)	$(5,744)
Net increase (decrease)	(1,400)	(82)	614	(17,073)

Balance, end of year	¥(1,871)	¥(471)	¥(389)	$(22,817)

Total accumulated other comprehensive loss;
Balance, beginning of year	¥(131,059)	¥(95,634)	¥(105,744)	$(1,598,280)
Other comprehensive income (loss) for the year, net of tax	(11,330)	(35,425)	10,110	(138,171)

Balance, end of year	¥(142,389)	¥(131,059)	¥(95,634)	$(1,736,451)

Components of Other Comprehensive Income (Loss) and Adjustments

The component of other comprehensive income (loss) and adjustments for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012:
Foreign currency translation adjustments	¥(9,350)	¥591	¥(8,759)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	3,331	(1,021)	2,310
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(2,676)	1,091	(1,585)

Net unrealized gains	655	70	725
Pension liability adjustments
Unrealized holding losses arising during the year	(5,054)	1,289	(3,765)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	3,025	(1,190)	1,835

Net unrealized losses	(2,029)	99	(1,930)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	665	(410)	255
Net gains reclassified into earnings	(2,872)	1,217	(1,655)

Net unrealized losses	(2,207)	807	(1,400)

Other comprehensive loss	¥(12,931)	¥1,567	¥(11,364)

2011:
Foreign currency translation adjustments	¥(37,730)	¥493	¥(37,237)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	4,172	(1,678)	2,494
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(871)	355	(516)

Net unrealized gains	3,301	(1,323)	1,978
Pension liability adjustments
Unrealized holding losses arising during the year	(4,308)	2,706	(1,602)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,761	(1,250)	1,511

Net unrealized losses	(1,547)	1,456	(91)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	7,315	(2,971)	4,344
Net gains reclassified into earnings	(7,475)	3,049	(4,426)

Net unrealized losses	(160)	78	(82)

Other comprehensive loss	¥(36,136)	¥704	¥(35,432)

2010:
Foreign currency translation adjustments	¥(1,196)	¥292	¥(904)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	9,124	(3,843)	5,281
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	336	(137)	199

Net unrealized gains	9,460	(3,980)	5,480
Pension liability adjustments
Unrealized holding gains arising during the year	3,930	(1,224)	2,706
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,833	(619)	2,214

Net unrealized gains	6,763	(1,843)	4,920
Net unrealized holding gains on derivative instruments:
Changes in fair value of derivatives	2,121	(1,138)	983
Net gains reclassified into earnings	(621)	252	(369)

Net unrealized gains	1,500	(886)	614

Other comprehensive income	¥16,527	¥(6,417)	¥10,110

	Thousands of U.S. dollars
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2012:
Foreign currency translation adjustments	$(114,024)	$7,207	$(106,817)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	40,621	(12,451)	28,170
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(32,634)	13,305	(19,329)

Net unrealized gains	7,987	854	8,841
Pension liability adjustments
Unrealized holding losses arising during the year	(61,634)	15,719	(45,915)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	36,890	(14,512)	22,378

Net unrealized losses	(24,744)	1,207	(23,537)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	8,110	(5,000)	3,110
Net gains reclassified into earnings	(35,024)	14,841	(20,183)

Net unrealized losses	(26,914)	9,841	(17,073)

Other comprehensive loss	$(157,695)	$19,109	$(138,586)

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Sources of Income (Loss) before Income Taxes and Equity in Earnings of Affiliated Companies and Sources of Income Taxes

The sources of income (loss) before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2012, 2011 and 2010, were as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	¥79,712	¥68,682	¥(35,965)	$972,098
Foreign	169,897	151,127	100,944	2,071,914

	¥249,609	¥219,809	¥64,979	$3,044,012

Income taxes:
Current –
Domestic	¥16,618	¥15,391	¥5,254	$202,659
Foreign	49,802	42,532	27,468	607,341

	66,420	57,923	32,722	810,000

Deferred –
Domestic	8,911	4,885	(6,272)	108,671
Foreign	(861)	1,898	(1,086)	(10,500)

	8,050	6,783	(7,358)	98,171

Total	¥74,470	¥64,706	¥25,364	$908,171

Total Income Taxes Recognized

Total income taxes recognized for the years ended March 31, 2012, 2011 and 2010 were applicable to the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Income before income taxes and equity in earnings of affiliated companies	¥74,470	¥64,706	¥25,364	$908,171
Other comprehensive income (loss):
Foreign currency translation adjustments	(591)	(493)	(292)	(7,207)
Net unrealized holding gains (losses) on securities available for sale	(70)	1,323	3,980	(854)
Pension liability adjustments	(99)	(1,456)	1,843	(1,207)
Net unrealized holding gains (losses) on derivative instruments	(807)	(78)	886	(9,842)

Total income taxes	¥72,903	¥64,002	¥31,781	$889,061

Temporary Differences and Tax Loss Carryforwards gave Rise to Deferred Tax Assets and Liabilities

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2012 and 2011, are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥5,151	¥3,944	$62,817
Accrued expenses	33,801	30,752	412,208
Pension and retirement benefits	13,619	17,985	166,085
Property, plant and equipment	11,066	13,402	134,951
Inventories	9,460	7,517	115,366
Net operating loss carryforwards	14,265	37,095	173,963
Research and development expenses	1,255	557	15,305
Other	13,861	24,044	169,037

Total gross deferred tax assets	102,478	135,296	1,249,732
Less valuation allowance	(20,730)	(36,690)	(252,805)

Total deferred tax assets	¥81,748	¥98,606	$996,927

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥8,776	¥9,972	$107,024
Deferral of profit from installment sales	—	27	—
Property, plant and equipment	11,267	12,917	137,402
Intangible assets	10,584	17,503	129,074
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	4,724	5,092	57,610

Total deferred tax liabilities	¥35,351	¥45,511	$431,110

Total deferred tax assets	¥46,397	¥53,095	$565,817

Net Deferred Tax Assets and Liabilities Reflected on Consolidated Balance Sheets

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥5,151	¥3,944	$62,817
Accrued expenses	33,801	30,752	412,208
Pension and retirement benefits	13,619	17,985	166,085
Property, plant and equipment	11,066	13,402	134,951
Inventories	9,460	7,517	115,366
Net operating loss carryforwards	14,265	37,095	173,963
Research and development expenses	1,255	557	15,305
Other	13,861	24,044	169,037

Total gross deferred tax assets	102,478	135,296	1,249,732
Less valuation allowance	(20,730)	(36,690)	(252,805)

Total deferred tax assets	¥81,748	¥98,606	$996,927

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥8,776	¥9,972	$107,024
Deferral of profit from installment sales	—	27	—
Property, plant and equipment	11,267	12,917	137,402
Intangible assets	10,584	17,503	129,074
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	4,724	5,092	57,610

Total deferred tax liabilities	¥35,351	¥45,511	$431,110

Total deferred tax assets	¥46,397	¥53,095	$565,817

Net deferred tax assets and liabilities as of March 31, 2012 and 2011 are reflected on the consolidated balance sheets under the following captions:
	Millions of yen		Thousand of U.S. dollars
	2012	2011	2012
Deferred income taxes and other current assets	¥44,825	¥55,953	$546,646
Deferred income taxes and other assets	18,835	15,117	229,695
Deferred income taxes and other current liabilities	(687)	(380)	(8,378)
Deferred income taxes and other liabilities	(16,576)	(17,595)	(202,146)

	¥46,397	¥53,095	$565,817

Differences between Japanese Statutory Tax Rates and Effective Tax Rates

The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2012, 2011 and 2010, are summarized as follows:

	2012	2011	2010
Japanese statutory tax rate	40.8%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(5.4)	(4.9)	24.4
Expenses not deductible for tax purposes	0.1	1.5	6.8
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.7)	(8.3)	(22.6)
Tax credit for research and development expenses	(0.0)	(1.3)	—
Realization of loss for investment in a subsidiary	—	—	(10.2)
Other, net	1.0	1.6	(0.2)

Effective tax rate	29.8%	29.4%	39.0%

Period Available to Offset Future Taxable Income in each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2012	Millions of yen
Within 5 years	¥9,980
6 to 20 years	16,248
Indefinite periods	12,837

Total	¥39,065

Rent Expenses (Tables)	12 Months Ended
Mar. 31, 2012
Future Minimum Lease Payments under Non-Cancelable Operating Leases and Capital Leases

At March 31, 2012, the future minimum lease payments under non-cancelable operating leases and capital leases are as follows:

	Millions of yen
Year ending March 31	Capital leases	Operating lease commitments	Total
2013	¥5,638	¥3,398	¥9,036
2014	3,711	2,378	6,089
2015	2,298	1,660	3,958
2016	925	1,068	1,993
2017	194	578	772
Thereafter	446	1,409	1,855

Total minimum lease payments	¥13,212	¥10,491	¥23,703

Less: amounts representing interest	(676)

Present value of net minimum capital lease payments	¥12,536

Net Income Attributable to Komatsu Ltd. per Share (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Komatsu Ltd. per Share Computations

A reconciliation of the numerators and denominators of the basic and diluted net income attributable to Komatsu Ltd. per share computations is as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net income attributable to Komatsu Ltd.	¥167,041	¥150,752	¥33,559	$2,037,085

	Number of shares
	2012	2011	2010
Weighted average common shares outstanding, less treasury stock	962,919,074	967,803,446	968,013,328
Dilutive effect of:
Stock options	857,871	671,477	449,531

Weighted average diluted common shares outstanding	963,776,945	968,474,923	968,462,859

	Yen			U.S. cents
	2012	2011	2010	2012
Net income attributable to Komatsu Ltd. per share:
Basic	¥173.47	¥155.77	¥34.67	¢ 211.55

Diluted	173.32	155.66	34.65	211.36

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Change in Accrued Product Warranty Cost

Change in accrued product warranty cost for the years ended March 31, 2012 and 2011 is summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Balance at beginning of year	¥28,531	¥23,758	$347,939
Addition	28,234	27,091	344,317
Utilization	(26,211)	(21,352)	(319,646)
Other	(20)	(966)	(244)

Balance at end of year	¥30,534	¥28,531	$372,366

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Notional Principal Amounts of Derivative Financial Instruments Outstanding

Notional principal amounts of derivative financial instruments outstanding at March 31, 2012 and 2011 are as follows.

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Forwards and options:
Sale of foreign currencies	¥129,282	¥94,504	$1,576,610
Purchase of foreign currencies	78,859	87,605	961,695
Option contracts (purchased)	247	490	3,012
Interest rate swaps, cross-currency swaps and interest rate cap agreements	83,014	123,424	1,012,366

Fair Value of Derivative Instrumetns

Fair value of derivative instruments at March 31, 2012 and 2011 on the consolidated balance sheets are as follows:

	Millions of yen
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥1,681	Deferred income taxes and other current liabilities	¥5,578
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	105
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	21	Deferred income taxes and other current liabilities	750
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥1,702		¥6,433

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥569	Deferred income taxes and other current liabilities	¥2,805
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	55
Option contracts	Deferred income taxes and other current assets	5	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,102	Deferred income taxes and other current liabilities	418
	Deferred income taxes and other assets	467	Deferred income taxes and other liabilities	9

Total		¥2,143		¥3,287

Total Derivative Instruments		¥3,845		¥9,720

	Millions of yen
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥11	Deferred income taxes and other current liabilities	¥817
	Deferred income taxes and other assets	2	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	126	Deferred income taxes and other current liabilities	471
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥139		¥1,288

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥403	Deferred income taxes and other current liabilities	¥2,025
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	126
Option contracts	Deferred income taxes and other current assets	7	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	6,967	Deferred income taxes and other current liabilities	382
	Deferred income taxes and other assets	3,515	Deferred income taxes and other liabilities	155

Total		¥10,892		¥2,688

Total Derivative Instruments		¥11,031		¥3,976

	Thousands of U.S. dollars
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	$20,500	Deferred income taxes and other current liabilities	$68,024
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	1,281
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	256	Deferred income taxes and other current liabilities	9,146
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		$20,756		$78,451

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	$6,939	Deferred income taxes and other current liabilities	$34,207
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	671
Option contracts	Deferred income taxes and other current assets	61	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	13,439	Deferred income taxes and other current liabilities	5,097
	Deferred income taxes and other assets	5,695	Deferred income taxes and other liabilities	110

Total		$26,134		$40,085

Total Derivative Instruments		$46,890		$118,536

Effects of Derivative Instruments on Consolidated Statements of Income

The effects of derivative instruments on the consolidated statements of income for the year ended March 31, 2012, 2011 and 2010 are as follows:

Derivative instruments designated as fair value hedging relationships

Millions of yen
2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

Millions of yen
2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

Millions of yen
2010
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥(270)	Other income (expenses), net: Other, net	¥355

Total		¥(270)		¥355

Thousands of U.S. dollars
2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	$—	Other income (expenses), net: Other, net	$—

Total		$—		$—

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥665	Other income (expenses), net: Other, net	¥2,645	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other income (expenses), net: Other, net	227	—	—

Total	¥665		¥2,872		¥—

	Millions of yen
	2011
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥7,195	Other income (expenses), net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	120	Other income (expenses), net: Other, net	—	—	—

Total	¥7,315		¥7,475		¥—

	Millions of yen
	2010
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥363	Other income (expenses), net: Other, net	¥532	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,758	Other income (expenses), net: Other, net	89	—	—

Total	¥2,121		¥621		¥—

	Thousands of U.S. dollars
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	$8,110	Other income (expenses), net: Other, net	$32,256	—	$—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other income (expenses), net: Other, net	2,768	—	—

Total	$8,110		$35,024		$—

*	OCI stands for other comprehensive income (loss).

Derivative Instruments Not Designated as hedging Instruments Relationships

Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥329
Option contracts	Other income (expenses), net: Other, net	(0)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(200)
	Other income (expenses), net: Other, net	(5,995)

Total		¥(5,866)

	Millions of yen
	2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥(1,411)
Option contracts	Other income (expenses), net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other income (expenses), net: Other, net	2,816

Total		¥941

	Millions of yen
	2010
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥(972)
Option contracts	Other income (expenses), net: Other, net	3
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(580)
	Other income (expenses), net: Other, net	1,900

Total		¥351

	Thousands of U.S. dollars
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	$4,012
Option contracts	Other income (expenses), net: Other, net	(5)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(2,439)
	Other income (expenses), net: Other, net	(73,110)

Total		$(71,542)

Fair Values of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Carrying Amounts and Estimated Fair Values of Financial Instruments including Financial Instruments Not Qualifying as Hedge

The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2012 and 2011, are summarized as follows:

	Millions of yen				Thousands of U.S. dollars
	2012		2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities, marketable equity securities	¥45,933	¥45,933	¥49,372	¥49,372	$560,159	$560,159
Long-term debt, including current portion	431,976	429,357	413,760	412,375	5,268,000	5,236,061
Derivatives:
Forward and options
Assets	2,255	2,255	423	423	27,500	27,500
Liabilities	8,543	8,543	2,968	2,968	104,183	104,183
Interest rate swaps, cross-currency swaps and interest rate cap agreements
Assets	1,590	1,590	10,608	10,608	19,390	19,390
Liabilities	1,177	1,177	1,008	1,008	14,353	14,353

Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2011 are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥27,172	¥—	¥—	¥27,172
Financial service industry	16,166	—	—	16,166
Other	2,595	—	—	2,595
Derivatives
Forward contracts	—	2,250	—	2,250
Option contracts	—	5	—	5
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,590	—	1,590

Total Assets	¥45,933	¥3,845	¥—	¥49,778

Liabilities
Derivatives
Forward contracts	¥—	¥8,543	¥—	¥8,543
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,177	—	1,177
Other	—	53,103	752	53,855

Total Liabilities	¥—	¥62,823	¥752	¥63,575

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥30,219	¥—	¥—	¥30,219
Financial service industry	16,439	—	—	16,439
Other	2,714	—	—	2,714
Derivatives
Forward contracts	—	416	—	416
Option contracts	—	7	—	7
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	10,608	—	10,608

Total Assets	¥49,372	¥11,031	¥—	¥60,403

Liabilities
Derivatives
Forward contracts	¥—	¥2,968	¥—	¥2,968
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,008	—	1,008
Other	—	26,665	859	27,524

Total Liabilities	¥—	¥30,641	¥859	¥31,500

At March 31, 2012	Thousands of U.S. dollars
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	$331,366	$—	$—	$331,366
Financial service industry	197,147	—	—	197,147
Other	31,646	—	—	31,646
Derivatives
Forward contracts	—	27,439	—	27,439
Option contracts	—	61	—	61
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	19,390	—	19,390

Total Assets	$560,159	$46,890	$—	$607,049

Liabilities
Derivatives
Forward contracts	$—	$104,183	$—	$104,183
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	14,353	—	14,353
Other	—	647,597	9,171	656,768

Total Liabilities	$—	$766,133	$9,171	$775,304

Summary Information About Changes of Level Three

The following table summarizes information about changes of Level 3 for the year ended March 31, 2012, 2011 and 2010:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Balance at beginning of year	¥(859)	¥(2,280)	¥919	$(10,476)
Total gains or losses (realized/unrealized)	107	219	1,543	1,305
Included in earnings	93	6	1,605	1,134
Included in other comprehensive income (loss)	14	213	(62)	171
Total purchases, issuance and settlements	—	1,202	(4,742)	—
Purchases	—	—	—	—
Issuance	—	—	—	—
Settlements	—	1,202	(4,742)	—

Balance at end of year	¥(752)	¥(859)	¥(2,280)	$(9,171)

Business Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2012
Operating Segments and Geographic Information

The following table presents financial information regarding Komatsu’s operating segments and geographic information at March 31, 2012, 2011 and 2010, and for the years then ended:

Operating segments:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales:
Construction, Mining and Utility Equipment –
External customers	¥1,739,348	¥1,615,689	¥1,268,575	$21,211,561
Intersegment	4,925	2,392	2,690	60,061

Total	1,744,273	1,618,081	1,271,265	21,271,622
Industrial Machinery and Others –
External customers	242,415	227,438	162,989	2,956,281
Intersegment	8,724	10,916	15,619	106,390

Total	251,139	238,354	178,608	3,062,671
Elimination	(13,649)	(13,308)	(18,309)	(166,452)

Consolidated	¥1,981,763	¥1,843,127	¥1,431,564	$24,167,841

Segment profit:
Construction, Mining and Utility Equipment	¥246,291	¥220,830	¥83,061	$3,003,549
Industrial Machinery and Others	16,779	20,965	2,998	204,622

Total segment profit	263,070	241,795	86,059	3,208,171
Corporate expenses and elimination	(4,407)	(6,823)	(5,340)	(53,744)

Total	258,663	234,972	80,719	3,154,427
Impairment loss on long-lived assets	3,106	5,142	3,332	37,878
Other operating income (expenses), net	786	(6,901)	(10,352)	9,585
Operating income	256,343	222,929	67,035	3,126,134
Interest and dividend income	3,776	4,493	6,158	46,049
Interest expense	(7,784)	(6,475)	(8,502)	(94,927)
Other, net	(2,726)	(1,138)	288	(33,244)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥249,609	¥219,809	¥64,979	$3,044,012

Segment assets:
Construction, Mining and Utility Equipment	¥1,965,406	¥1,859,004	¥1,682,542	$23,968,366
Industrial Machinery and Others	278,232	270,736	207,551	3,393,073
Corporate assets and elimination	76,891	19,397	68,962	937,695

Consolidated	¥2,320,529	¥2,149,137	¥1,959,055	$28,299,134

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥80,521	¥80,780	¥82,508	$981,964
Industrial Machinery and Others	8,494	7,662	7,707	103,585

Consolidated	¥89,015	¥88,442	¥90,215	$1,085,549

Capital investment:
Construction, Mining and Utility Equipment	¥115,518	¥92,049	¥92,979	$1,408,756
Industrial Machinery and Others	6,520	5,689	3,212	79,512

Consolidated	¥122,038	¥97,738	¥96,191	$1,488,268

Impairment Loss on Long-Lived Assets and Goodwill Recorded in each Segment Asset

Impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Impairment loss on long-lived assets
Construction, Mining and Utility Equipment	¥2,330	¥4,969	¥3,063	$28,415
Industrial Machinery and Others	776	173	269	9,463

Total	¥3,106	¥5,142	¥3,332	$37,878

Net Sales Determined by Customer Location

Net sales determined by customer location for the years ended March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Japan	¥402,505	¥349,184	¥323,813	$4,908,598
The Americas	460,814	397,427	323,984	5,619,683
Europe and CIS	207,848	165,418	127,377	2,534,732
China	270,017	428,208	270,870	3,292,890
Asia (excluding Japan and China) and Oceania	513,575	398,366	299,864	6,263,109
Middle East and Africa	127,004	104,524	85,656	1,548,829

Consolidated net sales	¥1,981,763	¥1,843,127	¥1,431,564	$24,167,841

Net Sales Determined by Geographic Origin and Property, Plant and Equipment Determined Based on Physical Location

Net sales determined by geographic origin for the years ended March 31, 2012, 2011 and 2010, and property, plant and equipment determined based on physical location at March 31, 2012, 2011 and 2010, are as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales:
Japan	¥723,568	¥641,502	¥498,568	$8,823,999
U.S.A.	436,300	391,380	311,170	5,320,732
Europe and CIS	217,085	175,217	141,510	2,647,378
China	196,537	332,581	238,102	2,396,793
Others	408,273	302,447	242,214	4,978,939

Total	¥1,981,763	¥1,843,127	¥1,431,564	$24,167,841

Property, plant and equipment:
Japan	¥356,424	¥354,797	¥380,592	$4,346,635
U.S.A.	67,350	63,972	62,637	821,341
Europe and CIS	29,483	29,868	35,811	359,549
Others	76,399	59,750	46,060	931,695

Total	¥529,656	¥508,387	¥525,100	$6,459,220

Supplementary Information to Balance Sheets (Tables)	12 Months Ended
Mar. 31, 2012
Deferred Income Taxes and Other Current Assets

At March 31, 2012 and 2011, deferred income taxes and other current assets were comprised of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Prepaid expenses	¥8,601	¥4,318	$104,890
Short-term loans receivable:
Affiliated companies	664	723	8,098
Other	1,144	1,427	13,951

Total	¥1,808	¥2,150	$22,049

Deferred income taxes	44,825	55,953	546,646
Other	89,044	90,360	1,085,903

Total	¥144,278	¥152,781	$1,759,488

Deferred Income Taxes and Other Current Liabilities

At March 31, 2012 and 2011, deferred income taxes and other current liabilities were comprised of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Accrued expenses	¥84,264	¥80,195	$1,027,610
Advances received	49,180	30,828	599,756
Deferred income taxes	687	380	8,378
Other	97,643	87,865	1,190,768

Total	¥231,774	¥199,268	$2,826,512

Supplementary Information to Statements of Income (Tables)	12 Months Ended
Mar. 31, 2012
Research and Development Expenses and Advertising Costs

The following information shows research and development expenses and advertising costs, for the years ended March 31, 2012, 2011 and 2010. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Research and development expenses	¥54,843	¥49,005	¥46,449	$668,817
Advertising costs	2,357	2,627	2,417	28,744

Shipping and Handling Costs Included in Selling, General and Administrative Expenses

Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2012, 2011 and 2010, were as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Shipping and handling costs	¥45,231	¥37,706	¥25,697	$551,598

Other Operating Income (Expenses), Net

Other operating income (expenses), net for the years ended March 31, 2012, 2011 and 2010, were comprised of the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Gain on sale of property	¥1,294	¥2,432	¥1,036	$15,781
Loss on disposal or sale of fixed assets*	(2,487)	(1,553)	(2,907)	(30,329)
Other*	1,979	(7,780)	(8,481)	24,133

Total	¥786	¥(6,901)	¥(10,352)	$9,585

*	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million and ¥2,787 million respectively resulted from the Great East Japan Earthquake.

Other Income (Expenses), Net

Other income (expenses), net for the years ended March 31, 2012, 2011 and 2010, were comprised of the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Interest income –
Installment receivables	¥289	¥503	¥1,206	$3,524
Other	2,632	2,670	3,785	32,098
Dividends	855	1,320	1,167	10,427
Interest expense	(7,784)	(6,475)	(8,502)	(94,927)
Net gain (loss) from sale of investment securities	(2,516)	(54)	679	(30,683)
Exchange gain (loss), net	3,864	(4,193)	1,066	47,122
Other	(4,074)	3,109	(1,457)	(49,683)

Total	¥(6,734)	¥(3,120)	¥(2,056)	$(82,122)

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2012
Valuation and Qualifying Accounts Deducted from Assets

Valuation and qualifying accounts deducted from assets to which they apply:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Allowance for doubtful receivables
Balance at beginning of fiscal period	¥15,793	¥14,941	¥15,330	$192,597
Additions
Charged to costs and expenses	2,105	5,307	7,457	25,671
Charged to other accounts	255	1,068	957	3,110
Deductions	2,910	5,523	8,803	35,488

Balance at end of fiscal period	¥15,243	¥15,793	¥14,941	$185,890

Deductions were principally collectible or uncollectible accounts and notes charged to the allowance.

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Valuation allowance for deferred tax assets
Balance at beginning of fiscal period	¥36,690	¥49,081	¥31,420	$447,439
Additions
Charged to costs and expenses	1,961	7,596	21,784	23,915
Charged to other accounts	276	—	8	3,366
Deductions	18,197	19,987	4,131	221,915

Balance at end of fiscal period	¥20,730	¥36,690	¥49,081	$252,805

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2012 Foreign Countries	Mar. 31, 2012 The Americas	Mar. 31, 2012 Europe and CIS	Mar. 31, 2012 China	Mar. 31, 2012 Asia (excluding Japan and China) and Oceania	Mar. 31, 2012 Middle East And Africa	Mar. 31, 2012 Construction Mining and Utility Equipment Segment	Mar. 31, 2012 Industrial Machinery and Others Segment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Sales as percent of consolidated net sale					79.70%	23.30%	10.50%	13.60%	25.90%	6.40%	87.80%	12.20%
Yen exchange rate used per $1 to translate values	82	82
Variable interest entities, carrying amount, assets	$ 324,500	¥ 26,609,000	¥ 26,020,000
Recognized tax benefit position				50.00%
Cash, withdrawals	$ 351,500	¥ 28,823,000	¥ 39,729,000

Estimated Useful Lives used in Computing Depreciation of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2012 Year
Buildings
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life, minimum	3
Estimated useful life, maximum	50
Machinery and equipment
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life, minimum	2
Estimated useful life, maximum	20

Aggregate Cost Included in Property, Plant and Equipment and Related Accumulated Amortization (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Assets Held under Capital Leases USD ($)	Mar. 31, 2012 Assets Held under Capital Leases JPY (¥)	Mar. 31, 2011 Assets Held under Capital Leases JPY (¥)
Property, Plant, and Equipment Disclosure [Line Items]
Aggregate cost	$ 14,462,244	¥ 1,185,904,000	¥ 1,147,755,000	$ 334,256	¥ 27,409,000	¥ 83,436,000
Accumulated amortization	$ 8,003,024	¥ 656,248,000	¥ 639,368,000	$ 201,549	¥ 16,527,000	¥ 36,331,000

Additional Cash Flow Information and Noncash Investing and Financing Activities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Additional cash flow information:
Interest paid	$ 89,134	¥ 7,309,000	¥ 6,367,000	¥ 8,533,000
Income taxes paid	1,062,610	87,134,000	46,227,000	9,797,000
Noncash investing and financing activities:
Capital lease obligations incurred	$ 28,049	¥ 2,300,000	¥ 2,244,000	¥ 14,285,000

Supplemental Cash Flow Information - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Supplemental Cash Flow Information [Line Items]
Increase (decrease) in advances received	$ 223,805	¥ 18,352,000	¥ 12,297,000	¥ (9,714,000)

Business Combinations - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Gigaphoton Inc USD ($)	Mar. 31, 2012 Gigaphoton Inc JPY (¥)	May 18, 2011 Gigaphoton Inc USD ($)	May 18, 2011 Gigaphoton Inc JPY (¥)	May 17, 2011 Gigaphoton Inc	Aug. 31, 2000 Gigaphoton Inc	Mar. 31, 2012 Gigaphoton Inc Additional equity interest	Mar. 31, 2012 Komatsu Australia Corporate Finance PTY Ltd	May 31, 2009 Komatsu Australia Corporate Finance PTY Ltd JPY (¥)	May 30, 2009 Komatsu Australia Corporate Finance PTY Ltd	Mar. 31, 2010 Komatsu Australia Corporate Finance PTY Ltd Additional equity interest
Business Acquisition [Line Items]
Number of additional shares purchased							50,000	50,000					3,144,898
Fair value of total consideration transferred							$ 91,463	¥ 7,500,000					¥ 1,684,000
Equity interest					100.00%	100.00%			50.00%		50.00%	60.00%		50.00%	10.00%
Joint-venture ownership interest										50.00%
Goodwill							13,183	1,081,000					736,000
Other income (expenses), net	$ (33,244)	¥ (2,726,000)	¥ (1,138,000)	¥ 288,000	$ 31,610	¥ 2,592,000
Total number of shares available for purchase													3,489,796

Summary of Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition (Detail) (Gigaphoton Inc) In Thousands, unless otherwise specified	1 Months Ended
	May 18, 2011 USD ($)	May 18, 2011 JPY (¥)
Consideration
Cash and cash equivalents	$ 91,463	¥ 7,500,000
Fair value of total consideration transferred	91,463	7,500,000
Fair value of Komatsu's equity interest in Gigaphoton held before the business combination	91,463	7,500,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	182,926	15,000,000
Acquisition-related cost(included in selling, general and administrative expenses)	439	36,000
Recognized amounts of identifiable assets and liabilities assumed
Current assets	181,206	14,859,000
Property, plant and equipment	28,976	2,376,000
Intangible assets	90,549	7,425,000
Other assets	183	15,000
Total assets acquired	300,914	24,675,000
Current liabilities	(95,854)	(7,860,000)
Long-term liabilities	(35,317)	(2,896,000)
Total liabilities assumed	(131,171)	(10,756,000)
Net assets acquired	169,743	13,919,000
Goodwill	13,183	1,081,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total	$ 182,926	¥ 15,000,000

Summary of Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition as well as Fair Value at Acquisition Date of Noncontrolling Interest (Detail) (Komatsu Australia Corporate Finance PTY Ltd, JPY ¥)
May 31, 2009
Komatsu Australia Corporate Finance PTY Ltd
Consideration
Cash and cash equivalents	¥ 1,684,000,000
Fair value of total consideration transferred	1,684,000,000
Fair value of Komatsu's equity interest in KACF held before the business combination	696,000,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	2,380,000,000
Recognized amounts of identifiable assets and liabilities assumed
Current assets	34,478,000,000
Property, plant and equipment	15,692,000,000
Intangible assets	2,000,000
Other assets	232,000,000
Total assets acquired	50,404,000,000
Current liabilities	(33,174,000,000)
Long-term liabilities	(13,999,000,000)
Total liabilities assumed	(47,173,000,000)
Net assets acquired	3,231,000,000
Noncontrolling interest	(1,587,000,000)
Goodwill	736,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total	¥ 2,380,000,000

Receivables (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade notes	$ 1,321,829	¥ 108,390,000	¥ 84,372,000
Accounts receivable	5,669,317	464,884,000	461,132,000
Total	6,991,146	573,274,000	545,504,000
Long-term trade receivables	2,268,439	186,012,000	186,316,000
Total trade receivables	9,259,585	759,286,000	731,820,000
Less: total allowance	(185,890)	(15,243,000)	(15,793,000)
Net trade receivables	$ 9,073,695	¥ 744,043,000	¥ 716,027,000

Roll-Forward Schedule of Allowance for Credit Losses of Financing Receivables (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	$ 91,146	¥ 7,474,000	¥ 7,550,000
Provision	15,317	1,256,000	2,277,000
Charge-offs	(12,244)	(1,004,000)	(1,855,000)
Other	293	24,000	(498,000)
Balance at end of year	$ 94,512	¥ 7,750,000	¥ 7,474,000

Lease Receivables (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Leases Disclosure [Line Items]
Minimum lease payments receivable	$ 2,839,000	¥ 232,798,000	¥ 209,723,000
Unearned income	(266,329)	(21,839,000)	(20,035,000)
Net lease receivables	$ 2,572,671	¥ 210,959,000	¥ 189,688,000

Trade Notes and Accounts Receivable - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from the sale of trade notes and accounts receivable	¥ 406	¥ 13,072

Inventories (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Inventory Disclosure [Line Items]
Finished products, including finished parts held for sale	$ 5,146,353	¥ 422,001,000	¥ 294,807,000
Work in process	1,723,195	141,302,000	135,167,000
Materials and supplies	598,244	49,056,000	43,902,000
Total	$ 7,467,792	¥ 612,359,000	¥ 473,876,000

Cost, Gross Unrealized Holding Gains and Losses and Fair Value for Investment Securities by Major Security Types (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Marketable equity securities available for sale USD ($)	Mar. 31, 2012 Marketable equity securities available for sale JPY (¥)	Mar. 31, 2011 Marketable equity securities available for sale JPY (¥)	Mar. 31, 2012 Other investment securities at cost USD ($)	Mar. 31, 2012 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Other investment securities at cost JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 343,280	¥ 28,149,000	¥ 35,370,000	$ 242,561	¥ 19,890,000	¥ 23,887,000	$ 100,719	¥ 8,259,000	¥ 11,483,000
Gross unrealized holding gains				317,951	26,072,000	25,599,000
Gross unrealized holding losses				353	29,000	114,000
Fair value	$ 560,159	¥ 45,933,000	¥ 49,372,000	$ 560,159	¥ 45,933,000	¥ 49,372,000

Investment Securities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Cost-method Investments [Line Items]
Proceeds from sale of available for sale investment securities	$ 21,427	¥ 1,757,000	¥ 2,132,000	¥ 1,005,000
Net realized gains or losses on impairment or sale of investment securities available for sale	$ 30,683	¥ 2,516,000	¥ 54,000	¥ (679,000)

Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities, Aggregated by Length of Time Individual Securities that have been in Continuous Unrealized Loss Position (Detail) (Marketable equity securities available for sale)
In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Less than 12 months Fair value	$ 3,317	¥ 272,000	¥ 479,000
Available-for-sale securities, Less than 12 months Gross unrealized holding losses	353	29,000	114,000
Available-for-sale securities, 12 months or longer Fair value
Available-for-sale securities, 12 months or longer Gross unrealized holding losses
Available-for-sale securities, Total Fair value	3,317	272,000	479,000
Available-for-sale securities, Total Gross unrealized holding losses	$ 353	¥ 29,000	¥ 114,000

Investments In and Advances to Affiliated Companies (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Investments in capital stock	$ 240,695	¥ 19,737,000	¥ 23,206,000
Advances	10,098	828,000	1,909,000
Total	$ 250,793	¥ 20,565,000	¥ 25,115,000

Investments in and Advances to Affiliated Companies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum
Investments in and Advances to Affiliates [Line Items]
Owned investments in affiliated companies accounted for equity method investment					20.00%	50.00%
Dividend received from affiliated companies	$ 6,902	¥ 566,000	¥ 469,000	¥ 329,000
Trade notes and accounts receivables from affiliated companies	285,841	23,439,000	17,271,000
Short-term loan receivables from affiliated companies	8,098	664,000	723,000
Trade notes and accounts payable to affiliated companies	102,390	8,396,000	10,359,000
Net sales to affiliated companies	632,293	51,848,000	42,673,000	37,058,000
Unappropriated retained earnings included share of undistributed earnings of affiliated companies	$ 118,549	¥ 9,721,000	¥ 11,380,000

Summarized Financial Information for Affiliated Companies (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Current assets	$ 1,328,280	¥ 108,919,000	¥ 118,206,000
Net property, plant and equipment - less accumulated depreciation and amortization	468,476	38,415,000	40,068,000
Investments and other assets	405,988	33,291,000	27,672,000
Total assets	2,202,744	180,625,000	185,946,000
Current liabilities	1,039,451	85,235,000	87,471,000
Noncurrent liabilities	527,293	43,238,000	38,923,000
Equity	636,000	52,152,000	59,552,000
Total liabilities and equity	2,202,744	180,625,000	185,946,000
Net sales	2,394,244	196,328,000	208,959,000	168,418,000
Net income	$ 40,866	¥ 3,351,000	¥ 5,602,000	¥ 3,229,000

Major Classes of Property, Plant and Equipment (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Property, Plant, and Equipment Disclosure [Line Items]
Land	$ 1,194,427	¥ 97,943,000	¥ 95,409,000
Buildings	4,310,805	353,486,000	337,619,000
Machinery and equipment	8,689,975	712,578,000	694,507,000
Construction in progress	267,037	21,897,000	20,220,000
Total	14,462,244	1,185,904,000	1,147,755,000
Less: accumulated depreciation and amortization	(8,003,024)	(656,248,000)	(639,368,000)
Net property, plant and equipment	$ 6,459,220	¥ 529,656,000	¥ 508,387,000	¥ 525,100,000

Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Recognized damaged loss related to property, plant and equipment	¥ 1,217

Assets Pledged as Collateral for Guarantees for Debt (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Guarantee Obligations USD ($)	Mar. 31, 2012 Guarantee Obligations JPY (¥)	Mar. 31, 2012 Cash and cash equivalents USD ($)	Mar. 31, 2012 Cash and cash equivalents JPY (¥)	Mar. 31, 2012 Other current assets USD ($)	Mar. 31, 2012 Other current assets JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	$ 27,817	¥ 2,281,000	$ 27,817	¥ 2,281,000	$ 24	¥ 2,000	$ 27,793	¥ 2,279,000

Intangible Assets Other Than Goodwill (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Software USD ($)	Mar. 31, 2012 Software JPY (¥)	Mar. 31, 2011 Software JPY (¥)	Mar. 31, 2012 Leasehold USD ($)	Mar. 31, 2012 Leasehold JPY (¥)	Mar. 31, 2011 Leasehold JPY (¥)	Mar. 31, 2012 Other Intangible Assets USD ($)	Mar. 31, 2012 Other Intangible Assets JPY (¥)	Mar. 31, 2011 Other Intangible Assets JPY (¥)
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	$ 950,646	¥ 77,953,000	¥ 72,492,000	$ 417,329	¥ 34,221,000	¥ 33,367,000	$ 107,732	¥ 8,834,000	¥ 8,926,000	$ 425,585	¥ 34,898,000	¥ 30,199,000
Accumulated amortization	(403,683)	(33,102,000)	(31,508,000)	(240,963)	(19,759,000)	(17,531,000)	(22,171)	(1,818,000)	(1,585,000)	(140,549)	(11,525,000)	(12,392,000)
Net carrying amount	546,963	44,851,000	40,984,000	176,366	14,462,000	15,836,000	85,561	7,016,000	7,341,000	285,036	23,373,000	17,807,000
Other intangible assets not subject to amortization	159,781	13,102,000	12,987,000
Total other intangible assets	$ 706,744	¥ 57,953,000	¥ 53,971,000

Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Amortizable intangible assets Customer Relationships USD ($)	Mar. 31, 2012 Amortizable intangible assets Customer Relationships JPY (¥)	Mar. 31, 2008 Amortizable intangible assets Customer Relationships USD ($)	Mar. 31, 2008 Amortizable intangible assets Customer Relationships JPY (¥)	Mar. 31, 2012 Amortizable intangible assets Technology assets USD ($)	Mar. 31, 2012 Amortizable intangible assets Technology assets JPY (¥)	Mar. 31, 2008 Amortizable intangible assets Technology assets USD ($)	Mar. 31, 2008 Amortizable intangible assets Technology assets JPY (¥)
Goodwill and Intangible Assets Disclosure [Line Items]
Net carrying amounts	$ 546,963,000	¥ 44,851,000,000	¥ 40,984,000,000		$ 13,671,000	¥ 1,121,000,000	$ 133,634,000	¥ 10,958,000,000	$ 65,061,000	¥ 5,335,000,000	$ 42,683,000	¥ 3,500,000,000
Impairment loss related to software to be disposed in the construction, mining and utility equipment segment			2,744,000,000
Amortization expense of other intangible assets subject to amortization	$ 103,646,000	¥ 8,499,000,000	¥ 8,149,000,000	¥ 8,633,000,000

Future Estimated Amortization Expenses for Each of Five Years Relating to Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
2013	¥ 8,112
2014	6,108
2015	4,844
2016	3,434
2017	¥ 2,618

Changes in Carrying Amounts of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment USD ($)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment USD ($)	Mar. 31, 2010 Industrial Machinery and Others Segment JPY (¥)
Goodwill [Line Items]
Goodwill acquired during the year	$ 28,768	¥ 2,359,000	¥ 578,000			$ 15,585	¥ 1,278,000	¥ 578,000			$ 13,183	¥ 1,081,000
Foreign exchange impact	(5,427)	(445,000)	(827,000)			(5,427)	(445,000)	(826,000)					(1,000)
Other	(73)	(6,000)									(73)	(6,000)
Goodwill	487,170	39,948,000	38,040,000	463,902	38,289,000	304,036	24,931,000	24,098,000	293,878	24,346,000	183,134	15,017,000	13,942,000	170,024	13,943,000
Accumulated impairment losses	(106,329)	(8,719,000)	(8,719,000)	(106,329)	(8,719,000)	(99,744)	(8,179,000)	(8,179,000)	(99,744)	(8,179,000)	(6,585)	(540,000)	(540,000)	(6,585)	(540,000)
Goodwill (Note 10)	$ 380,841	¥ 31,229,000	¥ 29,321,000	$ 357,573	¥ 29,570,000	$ 204,292	¥ 16,752,000	¥ 15,919,000	$ 194,134	¥ 16,167,000	$ 176,549	¥ 14,477,000	¥ 13,402,000	$ 163,439	¥ 13,403,000

Short Term Debt (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Banks, insurance companies and other financial institutions USD ($)	Mar. 31, 2012 Banks, insurance companies and other financial institutions JPY (¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions JPY (¥)	Mar. 31, 2012 Commercial paper USD ($)	Mar. 31, 2012 Commercial paper JPY (¥)
Short-term Debt [Line Items]
Short-term debt	$ 2,632,000	¥ 215,824,000	¥ 130,308,000	$ 2,083,220	¥ 170,824,000	¥ 130,308,000	$ 548,780	¥ 45,000,000

Short-Term and Long-Term Debt - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011	Mar. 31, 2012 Euro Medium-Term Notes USD ($)	Mar. 31, 2012 Euro Medium-Term Notes JPY (¥)	Mar. 31, 2011 Euro Medium-Term Notes JPY (¥)	Apr. 30, 1999 Euro Medium-Term Notes USD ($)	Mar. 31, 1996 Euro Medium-Term Notes USD ($)	Mar. 31, 2012 Commercial paper USD ($)	Mar. 31, 2012 Commercial paper JPY (¥)
Debt Instrument [Line Items]
Weighted-average annual interest rates to short-term debt outstanding	3.00%	3.00%	3.70%
Committed to credit lines totaling/commercial paper program	$ 712,134,000	¥ 58,395,000,000							$ 1,463,415,000	¥ 120,000,000,000
Unused committed to credit lines totaling/commercial paper program	152,976,000	12,544,000,000							914,634,000	75,000,000,000
Euro Medium-Term Note Program							1,200,000,000	1,000,000,000
Issued Euro Medium-Term Note				354,817,000	29,095,000,000	14,427,000,000
Maximum borrowing capacity under program to issue variable term bonds	1,219,512,000	100,000,000,000
Market value adjustments related to long term debt	$ 21,829,000	¥ 1,790,000,000

Long-Term Debt (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Banks, insurance companies and other financial institutions without collateral USD ($)	Mar. 31, 2012 Banks, insurance companies and other financial institutions without collateral JPY (¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions without collateral JPY (¥)	Mar. 31, 2012 Euro Medium-Term Notes USD ($)	Mar. 31, 2012 Euro Medium-Term Notes JPY (¥)	Mar. 31, 2011 Euro Medium-Term Notes JPY (¥)	Mar. 31, 2012 1.66% Unsecured Bonds due 2012 USD ($)	Mar. 31, 2012 1.66% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2011 1.66% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2012 0.85% Unsecured Bonds due 2012 USD ($)	Mar. 31, 2012 0.85% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2011 0.85% Unsecured Bonds due 2012 JPY (¥)	Mar. 31, 2012 1.53% Unsecured Bonds due 2013 USD ($)	Mar. 31, 2012 1.53% Unsecured Bonds due 2013 JPY (¥)	Mar. 31, 2011 1.53% Unsecured Bonds due 2013 JPY (¥)	Mar. 31, 2012 1.19% Unsecured Bonds due 2014 USD ($)	Mar. 31, 2012 1.19% Unsecured Bonds due 2014 JPY (¥)	Mar. 31, 2011 1.19% Unsecured Bonds due 2014 JPY (¥)	Mar. 31, 2012 0.58% Unsecured Bonds due 2016 USD ($)	Mar. 31, 2012 0.58% Unsecured Bonds due 2016 JPY (¥)	Mar. 31, 2012 Capital lease obligations USD ($)	Mar. 31, 2012 Capital lease obligations JPY (¥)	Mar. 31, 2011 Capital lease obligations JPY (¥)	Mar. 31, 2012 Other long term debt without collateral USD ($)	Mar. 31, 2012 Other long term debt without collateral JPY (¥)	Mar. 31, 2011 Other long term debt without collateral JPY (¥)
Debt Instrument [Line Items]
Total	$ 5,268,000	¥ 431,976,000	¥ 413,760,000	$ 2,934,500	¥ 240,629,000	¥ 217,554,000	$ 684,122	¥ 56,098,000	¥ 55,167,000	$ 243,902	¥ 20,000,000	¥ 20,000,000	$ 121,951	¥ 10,000,000	¥ 10,000,000	$ 365,854	¥ 30,000,000	¥ 30,000,000	$ 365,854	¥ 30,000,000	¥ 30,000,000	$ 365,854	¥ 30,000,000	$ 152,878	¥ 12,536,000	¥ 48,526,000	$ 33,085	¥ 2,713,000	¥ 2,513,000
Less: current maturities	(1,456,793)	(119,457,000)	(122,608,000)
Long-term debt	$ 3,811,207	¥ 312,519,000	¥ 291,152,000

Long-Term Debt (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Banks, insurance companies and other financial institutions without collateral
Debt Instrument [Line Items]
Long-term debt, weighted-average rate	3.90%	3.90%
Banks, insurance companies and other financial institutions without collateral | Minimum
Debt Instrument [Line Items]
Long-term debt, maturity year	2012	2012
Banks, insurance companies and other financial institutions without collateral | Maximum
Debt Instrument [Line Items]
Long-term debt, maturity year	2017	2017
Euro Medium-Term Notes
Debt Instrument [Line Items]
Long-term debt, weighted-average rate	1.70%	1.70%
Euro Medium-Term Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, maturity year	2012	2012
Euro Medium-Term Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, maturity year	2016	2016
1.66% Unsecured Bonds due 2012
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.66%	1.66%
Long-term debt, maturity year	2012	2012
0.85% Unsecured Bonds due 2012
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.85%	0.85%
Long-term debt, maturity year	2012	2012
1.53% Unsecured Bonds due 2013
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.53%	1.53%
Long-term debt, maturity year	2013	2013
1.19% Unsecured Bonds due 2014
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.19%	1.19%
Long-term debt, maturity year	2014	2014
0.58% Unsecured Bonds due 2016
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.58%	0.58%
Long-term debt, maturity year	2016	2016

Annual Maturities of Long-Term Debt Excluding Market Value Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Instrument [Line Items]
2013	¥ 118,418
2014	104,284
2015	118,876
2016	44,498
2017	43,281
2018 and thereafter	829
Total	¥ 430,186

Liability for Pension and Other Retirement Benefits - Additional Information (Detail)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Pension Plans, Defined Benefit USD ($) Year	Mar. 31, 2012 Pension Plans, Defined Benefit JPY (¥) Year	Mar. 31, 2011 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2011 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2010 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Foreign subsidiaries USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Foreign subsidiaries JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Foreign subsidiaries JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee benefits payable as pension		60.00%	60.00%
Mandatory retirement age		60	60
Accumulated benefit obligations for defined benefit plans		$ 1,528,378,000	¥ 125,327,000,000		¥ 125,743,000,000
Plan assets, invested in equity securities		35.00%	35.00%				35.00%	35.00%
Plan assets, invested in debt securities		30.00%	30.00%				65.00%	65.00%
Plan assets, invested in other investment assets		35.00%	35.00%
Fair value of plan assets		1,086,110,000	89,061,000,000	1,125,500,000	92,291,000,000	94,403,000,000	76,890,000	6,305,000,000	65,256,000	5,351,000,000	6,152,000,000	5,561,000	456,000,000	446,000,000	5,561,000	456,000,000	446,000,000
Expected contribution in next fiscal year	¥ 4,989,000,000		¥ 35,000,000

Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets of Defined Benefit Plans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2010 Pension Plans, Defined Benefit JPY (¥)
Change in benefit obligations:
Accumulated postretirement benefit obligations, beginning of year				$ 1,638,536	¥ 134,360,000	¥ 137,452,000
Service cost				91,378	7,493,000	6,630,000	7,224,000
Interest cost				42,378	3,475,000	3,585,000	3,745,000
Actuarial loss				30,732	2,520,000	1,854,000
Plan participants' contributions				1,061	87,000	55,000
Acquisition				1,707	140,000	125,000
Benefits paid				(154,219)	(12,646,000)	(13,505,000)
Foreign currency exchange rate change				(10,451)	(857,000)	(1,836,000)
Accumulated postretirement benefit obligations, end of year				1,641,122	134,572,000	134,360,000	137,452,000
Change in plan assets:
Fair value of plan assets, beginning of year				1,125,500	92,291,000	94,403,000
Actual return on plan assets				12,317	1,010,000	251,000
Employers' contributions				66,427	5,447,000	7,318,000
Plan participants' contributions				585	48,000	55,000
Acquisition				73	6,000	55,000
Benefits paid				(111,049)	(9,106,000)	(8,381,000)
Foreign currency exchange rate change				(7,743)	(635,000)	(1,410,000)
Fair value of plan assets, end of year				1,086,110	89,061,000	92,291,000	94,403,000
Funded status, end of year				(555,012)	(45,511,000)	(42,069,000)
Prepaid benefit cost				21,939	1,799,000	2,000,000
Other current liabilities				(1,220)	(100,000)	(49,000)
Accrued benefit liability	(618,110)	(50,685,000)	(48,027,000)	(575,731)	(47,210,000)	(44,020,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet				(555,012)	(45,511,000)	(42,069,000)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss				459,768	37,701,000	36,922,000
Prior service cost				26,122	2,142,000	1,491,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax				$ 485,890	¥ 39,843,000	¥ 38,413,000

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets and Pension Plans with Projected Benefit Obligations in Excess of Plan Assets (Detail) (Pension Plans, Defined Benefit)
In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligations	$ 1,323,317	¥ 108,512,000	¥ 109,556,000
Plans with accumulated benefit obligations in excess of plan assets, plan assets	838,939	68,793,000	73,171,000
Plans with projected benefit obligations in excess of plan assets, projected benefit obligations	1,419,341	116,386,000	126,307,000
Plans with projected benefit obligations in excess of plan assets, plan assets	$ 845,854	¥ 69,360,000	¥ 82,238,000

Net Periodic Pension Cost of Defined Benefit Plans (Detail) (Pension Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost - Benefits earned during the year	$ 91,378,000	¥ 7,493,000,000	¥ 6,630,000,000	¥ 7,224,000,000
Interest cost on projected benefit obligations	42,378,000	3,475,000,000	3,585,000,000	3,745,000,000
Expected return on plan assets	(33,256,000)	(2,727,000,000)	(2,961,000,000)	(2,452,000,000)
Amortization of actuarial loss	31,354,000	2,571,000,000	2,285,000,000	2,478,000,000
Amortization of prior service cost	2,878,000	236,000,000	227,000,000	179,000,000
Curtailment and settlement gain			(12,000,000)	(28,000,000)
Net periodic cost	$ 134,732,000	¥ 11,048,000,000	¥ 9,754,000,000	¥ 11,146,000,000

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (Pension Plans, Defined Benefit) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Current year actuarial loss	$ 40,854	¥ 3,350,000	¥ 4,216,000
Amortization of actuarial loss	(31,354)	(2,571,000)	(2,273,000)
Current year prior service cost	10,817	887,000	348,000
Amortization of prior service cost	(2,878)	(236,000)	(227,000)
Pension liability adjustments, Net unrealized losses, Pretax	$ 17,439	¥ 1,430,000	¥ 2,064,000

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans that will be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year (Detail) (Pension Plans, Defined Benefit)
In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of actuarial loss	$ 33,256	¥ 2,727,000
Amortization of prior service cost	$ 3,402	¥ 279,000

Weighted-Average Assumption used to Determine Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Domestic plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.80%	3.90%
Assumed rate of increase in future compensation levels	2.30%	2.60%
Foreign plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.50%	6.00%
Assumed rate of increase in future compensation levels	4.60%	4.60%

Weighted-Average Assumptions used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.90%	3.80%	3.90%
Assumed rate of increase in future compensation levels	2.60%	2.60%	2.40%
Expected long-term rate of return on plan assets	1.90%	1.90%	1.90%
Foreign plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	6.00%	6.00%	6.90%
Assumed rate of increase in future compensation levels	4.60%	4.40%	4.10%
Expected long-term rate of return on plan assets	6.50%	7.20%	7.60%

Fair Values of Benefit Plan Assets by Asset Class (Detail) (Pension Plans, Defined Benefit) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Cash USD ($)	Mar. 31, 2012 Cash JPY (¥)	Mar. 31, 2011 Cash JPY (¥)	Mar. 31, 2012 Japanese equities securities USD ($)		Mar. 31, 2012 Japanese equities securities JPY (¥)		Mar. 31, 2011 Japanese equities securities JPY (¥)		Mar. 31, 2012 Foreign equity securities USD ($)		Mar. 31, 2012 Foreign equity securities JPY (¥)		Mar. 31, 2011 Foreign equity securities JPY (¥)		Mar. 31, 2012 Pooled funds equity securities USD ($)		Mar. 31, 2012 Pooled funds equity securities JPY (¥)		Mar. 31, 2011 Pooled funds equity securities JPY (¥)		Mar. 31, 2012 Government bonds and municipal bonds USD ($)		Mar. 31, 2012 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2011 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2012 Corporate bonds USD ($)	Mar. 31, 2012 Corporate bonds JPY (¥)	Mar. 31, 2011 Corporate bonds JPY (¥)	Mar. 31, 2012 Life insurance company general accounts USD ($)	Mar. 31, 2012 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Other investment securities at cost USD ($)	Mar. 31, 2012 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Other investment securities at cost JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Cash USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Cash JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Cash JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Japanese equities securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Japanese equities securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 1 Japanese equities securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Foreign equity securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Foreign equity securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 1 Foreign equity securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Pooled funds equity securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Pooled funds equity securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 1 Pooled funds equity securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Government bonds and municipal bonds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 1 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 1 Other investment securities at cost USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Other investment securities at cost JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Japanese equities securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Japanese equities securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Japanese equities securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Foreign equity securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Foreign equity securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Foreign equity securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Pooled funds equity securities USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Pooled funds equity securities JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Pooled funds equity securities JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Government bonds and municipal bonds USD ($)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2011 Fair Value, Inputs, Level 2 Government bonds and municipal bonds JPY (¥)		Mar. 31, 2012 Fair Value, Inputs, Level 2 Corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Life insurance company general accounts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Other investment securities at cost USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Other investment securities at cost JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Other investment securities at cost USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Other investment securities at cost JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 Other investment securities at cost JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 1,086,110	¥ 89,061,000	$ 1,125,500	¥ 92,291,000	¥ 94,403,000	$ 48,598	¥ 3,985,000	¥ 4,822,000	$ 92,818	[1]	¥ 7,611,000	[1]	¥ 7,955,000	[1]	$ 228,122	[1]	¥ 18,706,000	[1]	¥ 19,598,000	[1]	$ 62,244	[1],[2]	¥ 5,104,000	[1],[2]	¥ 4,823,000	[1],[2]	$ 238,023	[3]	¥ 19,518,000	[3]	¥ 19,999,000	[3]	$ 53,439	¥ 4,382,000	¥ 5,025,000	$ 354,720	¥ 29,087,000	¥ 28,932,000	$ 8,146	¥ 668,000	¥ 1,137,000	$ 546,208	¥ 44,789,000	¥ 48,197,000	$ 48,598	¥ 3,985,000	¥ 4,822,000	$ 87,220	[1]	¥ 7,152,000	[1]	¥ 7,569,000	[1]	$ 173,866	[1]	¥ 14,257,000	[1]	¥ 15,223,000	[1]	$ 54,695	[1],[2]	¥ 4,485,000	[1],[2]	¥ 4,252,000	[1],[2]	$ 181,317	[3]	¥ 14,868,000	[3]	¥ 16,293,000	[3]	$ 512	¥ 42,000	¥ 38,000	$ 534,341	¥ 43,816,000	¥ 43,648,000	$ 5,598	[1]	¥ 459,000	[1]	¥ 386,000	[1]	$ 54,256	[1]	¥ 4,449,000	[1]	¥ 4,375,000	[1]	$ 7,549	[1],[2]	¥ 619,000	[1],[2]	¥ 571,000	[1],[2]	$ 56,706	[3]	¥ 4,650,000	[3]	¥ 3,706,000	[3]	$ 53,439	¥ 4,382,000	¥ 5,025,000	$ 354,720	¥ 29,087,000	¥ 28,932,000	$ 2,073	¥ 170,000	¥ 653,000	$ 5,561	¥ 456,000	¥ 446,000	$ 5,561	¥ 456,000	¥ 446,000

[1]	The plan's equity securities include common stock of the Company in the amount of ¥45 million ($549 thousand) (0.08% of the Company's total plan assets) and ¥41 million (0.07% of the Company's total plan assets) at March 31, 2012 and 2011, respectively.
[2]	The plan's pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.
[3]	The plan's government bonds and municipal bonds include approximately 50% Japanese bonds and 50% foreign bonds.

Fair Values of Benefit Plan Assets by Asset Class (Parenthetical) (Detail) (Pension Plans, Defined Benefit) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2012 Government bonds and municipal bonds Japanese bonds	Mar. 31, 2012 Government bonds and municipal bonds Foreign bonds	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Common stock included in Plan assets				$ 549	¥ 45,000	¥ 41,000
Plan assets, invested in equity securities	35.00%			0.08%	0.08%	0.07%
Plan assets, invested in debt securities	30.00%	50.00%	50.00%

Benefits Expected to be Paid in each of Next Five Years, and in Aggregate for Five Years Thereafter which Reflect Estimated Future Employee Service - Defined Benefit Plans (Detail) (Pension Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	¥ 11,021
2014	7,210
2015	8,012
2016	8,852
2017	8,762
Through 2018-2022	¥ 40,179

Reconciliation of Beginning and Ending Balances of Accumulated Postretirement Benefit Obligations and Fair Value of Plan Assets of U.S. Subsidiaries' Plans (Detail)
In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligations, beginning of year				$ 101,329	¥ 8,309,000	¥ 9,416,000
Service cost				2,659	218,000	227,000	231,000
Interest cost				5,317	436,000	452,000	528,000
Actuarial loss (gain)				9,695	795,000	(134,000)
Plan participants' contributions				24	2,000	2,000
Medicare Part D				695	57,000	55,000
Benefits paid				(7,951)	(652,000)	(728,000)
Foreign currency exchange rate change				(902)	(74,000)	(981,000)
Accumulated postretirement benefit obligations, end of year				110,866	9,091,000	8,309,000	9,416,000
Change in plan assets:
Fair value of plan assets, beginning of year				65,256	5,351,000	6,152,000
Actual return on plan assets				3,634	298,000	424,000
Employer's contributions				22,939	1,881,000	726,000
Plan participants' contributions				24	2,000	2,000
Benefits paid				(14,695)	(1,205,000)	(1,303,000)
Foreign currency exchange rate change				(268)	(22,000)	(650,000)
Fair value of plan assets, end of year				76,890	6,305,000	5,351,000	6,152,000
Funded status, end of year				(33,976)	(2,786,000)	(2,958,000)
Prepaid benefit cost				8,585	704,000	719,000
Other current liabilities				(451)	(37,000)	(38,000)
Accrued benefit liability	(618,110)	(50,685,000)	(48,027,000)	(42,110)	(3,453,000)	(3,639,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total				(33,976)	(2,786,000)	(2,958,000)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss				44,598	3,657,000	3,050,000
Prior service cost				6,622	543,000	551,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total				$ 51,220	¥ 4,200,000	¥ 3,601,000

Net Periodic Postretirement Benefit Cost of U.S. Subsidiaries' Plans (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost - Benefits earned during the year	$ 2,659,000	¥ 218,000,000	¥ 227,000,000	¥ 231,000,000
Interest cost on projected benefit obligations	5,317,000	436,000,000	452,000,000	528,000,000
Expected return on plan assets	(3,902,000)	(320,000,000)	(302,000,000)	(324,000,000)
Amortization of actuarial loss	1,878,000	154,000,000	196,000,000	250,000,000
Amortization of prior service cost	780,000	64,000,000	65,000,000	70,000,000
Curtailment and settlement gain				(116,000,000)
Net periodic cost	$ 6,732,000	¥ 552,000,000	¥ 638,000,000	¥ 639,000,000

Other Changes in Plan Assets and Accumulated Postretirement Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (Other Postretirement Benefit Plans, Defined Benefit)
In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Current year actuarial loss (gain)	$ 9,280	¥ 761,000	¥ (256,000)
Amortization of actuarial loss	(1,878)	(154,000)	(196,000)
Current year prior service cost	683	56,000
Amortization of prior service cost	(780)	(64,000)	(65,000)
Pension liability adjustments, Net unrealized losses, Pretax	$ 7,305	¥ 599,000	¥ (517,000)

Estimated Actuarial Loss and Prior Service Cost for Postretirement Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Postretirement Benefit Cost Over Next Fiscal Year (Detail) (Other Postretirement Benefit Plans, Defined Benefit)
In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Pension and Other Postretirement Benefits Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Amortization of actuarial loss	$ 2,646	¥ 217,000
Amortization of prior service cost	$ 780	¥ 64,000

Weighted-Average Assumptions used to Determine Accumulated Postretirement Benefit Obligation (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.70%	5.60%
Assumed rate of increase in future compensation levels	4.00%	4.00%
Current healthcare cost trend rate	7.90%	7.90%
Ultimate healthcare cost trend rate	4.80%	4.80%
Number of years to ultimate healthcare cost trend rate	4 years	5 years

Weighted Average Assumptions used to Determine Net Periodic Postretirement Benefi Cost (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.60%	5.40%	6.40%
Assumed rate of increase in future compensation levels	4.00%	4.00%	4.00%
Expected long - term rate of return on plan assets	5.30%	5.60%	5.50%
Current healthcare cost trend rate	7.90%	7.80%	7.80%
Ultimate healthcare cost trend rate	4.80%	4.80%	4.80%
Number of years to ultimate healthcare cost trend rate	5 years	7 years	7 years

Fair Values of Postretirement Benefit Plan Assets by Asset Class (Detail) (Other Postretirement Benefit Plans, Defined Benefit) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Cash USD ($)	Mar. 31, 2012 Cash JPY (¥)	Mar. 31, 2011 Cash JPY (¥)	Mar. 31, 2012 Foreign equity securities USD ($)	Mar. 31, 2012 Foreign equity securities JPY (¥)	Mar. 31, 2011 Foreign equity securities JPY (¥)	Mar. 31, 2012 Pooled funds equity securities USD ($)	Mar. 31, 2012 Pooled funds equity securities JPY (¥)	Mar. 31, 2011 Pooled funds equity securities JPY (¥)	Mar. 31, 2012 Government bonds and municipal bonds USD ($)	Mar. 31, 2012 Government bonds and municipal bonds JPY (¥)	Mar. 31, 2011 Government bonds and municipal bonds JPY (¥)	Mar. 31, 2012 Corporate bonds USD ($)	Mar. 31, 2012 Corporate bonds JPY (¥)	Mar. 31, 2011 Corporate bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Cash USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Cash JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Cash JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Foreign equity securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Foreign equity securities JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Foreign equity securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pooled funds equity securities USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Pooled funds equity securities JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Pooled funds equity securities JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Government bonds and municipal bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Government bonds and municipal bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Government bonds and municipal bonds JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Corporate bonds USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Corporate bonds JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Corporate bonds JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 76,890	¥ 6,305,000	$ 65,256	¥ 5,351,000	¥ 6,152,000	$ 3,427	¥ 281,000	¥ 283,000	$ 9,951	¥ 816,000	¥ 650,000	$ 17,402	¥ 1,427,000	¥ 1,101,000	$ 33,842	¥ 2,775,000	¥ 2,276,000	$ 12,268	¥ 1,006,000	¥ 1,041,000	$ 30,780	¥ 2,524,000	¥ 2,034,000	$ 3,427	¥ 281,000	¥ 283,000	$ 9,951	¥ 816,000	¥ 650,000	$ 17,402	¥ 1,427,000	¥ 1,101,000	$ 46,110	¥ 3,781,000	¥ 3,317,000	$ 33,842	¥ 2,775,000	¥ 2,276,000	$ 12,268	¥ 1,006,000	¥ 1,041,000

Benefits Expected to be Paid in each of Next Five Years, and in Aggregate for Five Years Thereafter which Reflect Estimated Future Employee Service - Other Postretirement Benefit Plan (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2013	¥ 629
2014	656
2015	676
2016	692
2017	713
Through 2018-2022	¥ 3,882

Komatsu Ltd. Shareholders' Equity - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Directors	Mar. 31, 2011 Directors	Mar. 31, 2010 Directors
Stockholders Equity Note [Line Items]
Increase in capital surplus in case of applying certain US practices	$ 1,258,403,000	¥ 103,189,000,000
Number of shares owned by affiliated companies	1,092,000	1,092,000	1,104,600
Percentage of shares owned by affiliated companies	0.11%	0.11%	0.11%
Acts provision for Retained Earnings Appropriated for Legal Reserve	10.00%	10.00%
Percentage of capital surplus and legal reserve to common stock	25.00%	25.00%
Shareholder equity available for dividend under the Act	3,866,134,000	317,023,000,000
Payment Of cash dividend	244,012,000	20,009,000,000
Cash dividend record date	Mar 31, 2012	Mar 31, 2012
Stock purchased and retired, shares	15,613,800	15,613,800
Stock purchased, values		29,997,000,000
Stock retired, values		22,218,000,000
Multiplying factor for purchase price	The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.	The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.
Multiplying factor of per share purchase price	1.05	1.05
Number of share acquisition rights issued	2,529	2,529	558	403	872	210	239
Percentage of options vested on grant date	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Number of shares to be issued for one share acquisition rights			100				1,000
Exercise price of treasury shares granted to directors and certain employees and certain directors of subsidiaries	$ 0.01	¥ 1	¥ 1	¥ 1,729
Compensation expense recorded in selling, general and administrative under fair value method	9,402,000	771,000,000	137,000,000	413,000,000
Intrinsic values of options exercised	$ 6,329,000	¥ 519,000,000	¥ 199,000,000	¥ 153,000,000

Stock Option Activity (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Number of shares
Outstanding at beginning of year	3,235,800	3,235,800	3,333,000	3,333,000	2,891,000
Granted	340,100	340,100	76,800	76,800	642,000
Exercised	(393,000)	(393,000)	(174,000)	(174,000)	(200,000)
Outstanding at end of year	3,182,900	3,182,900	3,235,800	3,235,800	3,333,000
Exercisable at end of year	2,766,000	2,766,000	3,159,000	3,159,000	2,691,000
Weighted average exercise price
Outstanding at beginning of year	$ 24.96	¥ 2,047		¥ 2,051	¥ 2,022
Granted	$ 0.01	¥ 1		¥ 1	¥ 1,729
Exercised	$ 13.2	¥ 1,082		¥ 1,238	¥ 595
Outstanding at end of year	$ 23.74	¥ 1,947	$ 24.96	¥ 2,047	¥ 2,051
Exercisable at end of year	$ 27.32	¥ 2,240		¥ 2,096	¥ 2,128

Options Outstanding and Options Exercisable (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2012 Yen 1 - 650 JPY (¥)	Mar. 31, 2012 Yen 1 - 650 USD ($) Year	Mar. 31, 2012 Yen 651 - 900 JPY (¥) Year	Mar. 31, 2012 Yen 651 - 900 USD ($) Year	Mar. 31, 2012 Yen 901 - 1,350 JPY (¥) Year	Mar. 31, 2012 Yen 901 - 1,350 USD ($) Year	Mar. 31, 2012 Yen 1,351 - 2,325 JPY (¥) Year	Mar. 31, 2012 Yen 1,351 - 2,325 USD ($) Year	Mar. 31, 2012 Yen 2,326 - 3,700 JPY (¥) Year	Mar. 31, 2012 Yen 2,326 - 3,700 USD ($) Year	Mar. 31, 2012 Yen 1 - 3,700 JPY (¥) Year	Mar. 31, 2012 Yen 1 - 3,700 USD ($) Year
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 1		¥ 651		¥ 901		¥ 1,351		¥ 2,326		¥ 1
Exercise Prices, upper range	¥ 650		¥ 900		¥ 1,350		¥ 2,325		¥ 3,700		¥ 3,700
Options Outstanding, Number of shares		416,900		70,000		515,000		1,169,000		1,012,000		3,182,900
Options Outstanding, Weighted average exercise price	¥ 1	$ 0.01	¥ 673	$ 8.21	¥ 1,126	$ 13.73	¥ 2,043	$ 24.91	¥ 3,144	$ 38.34	¥ 1,947	$ 23.74
Options Outstanding, Intrinsic value	¥ 983,000	$ 11,988	¥ 118,000	$ 1,439	¥ 635,000	$ 7,744	¥ 370,000	$ 4,512	¥ 0	$ 0	¥ 2,106,000	$ 25,683
Options Outstanding, Weighted average remaining contractual life		7.2		0.3		1.3		3.8		3.9		3.8
Options Exercisable, Number of shares				70,000		515,000		1,169,000		1,012,000		2,766,000
Options Exercisable, Weighted average exercise price			¥ 673	$ 8.21	¥ 1,126	$ 13.73	¥ 2,043	$ 24.91	¥ 3,144	$ 38.34	¥ 2,240	$ 27.32
Options Exercisable, Intrinsic value			¥ 118,000	$ 1,439	¥ 635,000	$ 7,744	¥ 370,000	$ 4,513	¥ 0	$ 0	¥ 1,123,000	$ 13,695
Options Exercisable, Weighted average remaining contractual life			0.3		1.3		3.8		3.9		3.3

Risk-Free Rate for Periods Within Contractual Term of Share Option Based on Japanese Government Bond Yield Curve in Effect at Time of Grant (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($) Year		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥) Year		Mar. 31, 2010 JPY (¥) Year
Stockholders Equity Note [Line Items]
Grant-date fair value	$ 27.66		¥ 2,268		¥ 1,785		¥ 643
Expected term	5		5		5		7
Risk-free rate, minimum	0.12%	[1]	0.12%	[1]	0.13%	[1]	0.17%	[1]
Risk-free rate, maximum	1.12%	[1]	1.12%	[1]	1.11%	[1]	1.35%	[1]
Expected volatility	48.00%		48.00%		54.00%		44.00%
Expected dividend yield	1.83%		1.83%		0.96%		2.07%

[1]	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows: 1 year 2 years 3 years 4 years 5 years 6 years 7 years 8 years 9 years 10 years 2010 0.17% 0.24% 0.32% 0.48% 0.63% 0.74% 0.88% 1.03% 1.19% 1.35% 2011 0.13% 0.14% 0.18% 0.25% 0.36% 0.47% 0.59% 0.76% 0.94% 1.11% 2012 0.12% 0.16% 0.21% 0.29% 0.38% 0.49% 0.63% 0.78% 0.96% 1.12%

Risk-Free Rate for Periods Within Contractual Term of Share Option Based on Japanese Government Bond Yield Curve in Effect at Time of Grant (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
1 year
Stockholders Equity Note [Line Items]
Risk-free rate	0.12%	0.13%	0.17%
2 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.16%	0.14%	0.24%
3 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.21%	0.18%	0.32%
4 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.29%	0.25%	0.48%
5 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.38%	0.36%	0.63%
6 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.49%	0.47%	0.74%
7 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.63%	0.59%	0.88%
8 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.78%	0.76%	1.03%
9 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.96%	0.94%	1.19%
10 years
Stockholders Equity Note [Line Items]
Risk-free rate	1.12%	1.11%	1.35%

Component of Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)	Mar. 31, 2010 Parent JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, beginning balance					$ (1,491,293)	¥ (122,286,000)	¥ (85,056,000)	¥ (84,152,000)
Foreign currency translation adjustments	(109,171)	(8,952,000)	(39,529,000)	993,000	(106,817)	(8,759,000)	(37,237,000)	(904,000)
Foreign currency translation adjustments, ending balance					(1,597,671)	(131,009,000)	(122,286,000)	(85,056,000)
Net unrealized holding gains on securities available for sale, beginning balance					196,391	16,104,000	14,126,000	8,646,000
Net unrealized holding gains on securities available for sale Net increase (decrease)	8,841	725,000	1,978,000	5,480,000	8,841	725,000	1,978,000	5,480,000
Net unrealized holding gains on securities available for sale, ending balance					205,232	16,829,000	16,104,000	14,126,000
Pension liability adjustments, beginning balance					(297,634)	(24,406,000)	(24,315,000)	(29,235,000)
Adjustment for the year	(23,695)	(1,943,000)	(91,000)	4,922,000	(23,537)	(1,930,000)	(91,000)	4,920,000
Pension liability adjustments, beginning balance					(321,195)	(26,338,000)	(24,406,000)	(24,315,000)
Balance, beginning of year					(5,744)	(471,000)	(389,000)	(1,003,000)
Net increase (decrease)	(18,366)	(1,506,000)	(26,000)	1,339,000	(17,073)	(1,400,000)	(82,000)	614,000
Balance, end of year					(22,817)	(1,871,000)	(471,000)	(389,000)
Total accumulated other comprehensive loss; Balance, beginning of year		(131,059,000)			(1,598,280)	(131,059,000)	(95,634,000)	(105,744,000)
Other comprehensive income (loss) for the year, net of tax					(138,171)	(11,330,000)	(35,425,000)	10,110,000
Total accumulated other comprehensive loss, ending balance	$ (1,736,451)	¥ (142,389,000)	¥ (131,059,000)		$ (1,736,451)	¥ (142,389,000)	¥ (131,059,000)	¥ (95,634,000)

Other Comprehensive Income (Loss) - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments transferred to non controlling interests	$ 439	¥ 36,000	¥ 7,000
Pension Liability adjustments transferred to non-controlling interests	$ (24)	¥ (2,000)

Components of Other Comprehensive Income (Loss) and Adjustments (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)	Mar. 31, 2010 Parent JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Pretax					$ (114,024)	¥ (9,350,000)	¥ (37,730,000)	¥ (1,196,000)
Net unrealized holding gains on securities available for sale, Pretax:
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Pretax					40,621	3,331,000	4,172,000	9,124,000
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income attributable to Komatsu Ltd, Pretax					(32,634)	(2,676,000)	(871,000)	336,000
Net unrealized holding gains on securities available for sale, Net unrealized gains, Pretax					7,987	655,000	3,301,000	9,460,000
Pension liability adjustments, Pretax
Pension liability adjustments, Unrealized holding losses arising during the year, Pretax					(61,634)	(5,054,000)	(4,308,000)	3,930,000
Less: Pension liability adjustments, reclassification adjustment for losses included in net income attributable to Komatsu Ltd, Pretax					36,890	3,025,000	2,761,000	2,833,000
Pension liability adjustments, Net unrealized losses, Pretax					(24,744)	(2,029,000)	(1,547,000)	6,763,000
Net unrealized holding losses on derivative instruments, Pretax:
Net unrealized holding losses on derivative instruments, Changes in fair value of derivatives, Pretax					8,110	665,000	7,315,000	2,121,000
Net unrealized holding losses on derivative instruments, Net gains reclassified into earnings, Pretax					(35,024)	(2,872,000)	(7,475,000)	(621,000)
Net unrealized holding losses on derivative instruments, Net unrealized losses, Pretax					(26,914)	(2,207,000)	(160,000)	1,500,000
Other comprehensive loss, Pretax					(157,695)	(12,931,000)	(36,136,000)	16,527,000
Foreign currency translation adjustments, Tax (expense) benefit	7,207	591,000	493,000	292,000	7,207	591,000	493,000	292,000
Net unrealized holding gains on securities available for sale, Tax (expense) benefit:
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Tax (expense) benefit					(12,451)	(1,021,000)	(1,678,000)	(3,843,000)
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income attributable to Komatsu Ltd, Tax (expense) benefit					13,305	1,091,000	355,000	(137,000)
Net unrealized holding gains on securities available for sale, Net unrealized gains, Tax (expense) benefit	854	70,000	(1,323,000)	(3,980,000)	854	70,000	(1,323,000)	(3,980,000)
Pension liability adjustments, Tax (expense) benefit
Pension liability adjustments, Unrealized holding losses arising during the year, Tax (expense) benefit					15,719	1,289,000	2,706,000	(1,224,000)
Less: Pension liability adjustments, reclassification adjustment for losses included in net income attributable to Komatsu Ltd, Tax (expense) benefit					(14,512)	(1,190,000)	(1,250,000)	(619,000)
Pension liability adjustments, Net unrealized losses, Tax (expense) benefit	1,207	99,000	1,456,000	(1,843,000)	1,207	99,000	1,456,000	(1,843,000)
Net unrealized holding losses on derivative instruments, Tax (expense) benefit:
Net unrealized holding losses on derivative instruments, Changes in fair value of derivatives, Tax (expense) benefit					(5,000)	(410,000)	(2,971,000)	(1,138,000)
Net unrealized holding losses on derivative instruments, Net gains reclassified into earnings, Tax (expense) benefit					14,841	1,217,000	3,049,000	252,000
Net unrealized holding losses on derivative instruments, Net unrealized losses, Tax (expense) benefit	9,841	807,000	78,000	(886,000)	9,841	807,000	78,000	(886,000)
Other comprehensive loss, Tax (expense) benefit					19,109	1,567,000	704,000	(6,417,000)
Foreign currency translation adjustments, Net of tax	(109,171)	(8,952,000)	(39,529,000)	993,000	(106,817)	(8,759,000)	(37,237,000)	(904,000)
Net unrealized holding gains on securities available for sale, Net of tax:
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Net of tax					28,170	2,310,000	2,494,000	5,281,000
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income attributable to Komatsu Ltd, Net of tax					(19,329)	(1,585,000)	(516,000)	199,000
Net unrealized holding gains on securities available for sale, Net unrealized gains, Net of tax	8,841	725,000	1,978,000	5,480,000	8,841	725,000	1,978,000	5,480,000
Pension liability adjustments, Net of tax
Pension liability adjustments, Unrealized holding losses arising during the year, Net of tax					(45,915)	(3,765,000)	(1,602,000)	2,706,000
Less: Pension liability adjustments, reclassification adjustment for losses included in net income attributable to Komatsu Ltd, Net of tax					22,378	1,835,000	1,511,000	2,214,000
Pension liability adjustments, Net unrealized losses, Net of tax	(23,695)	(1,943,000)	(91,000)	4,922,000	(23,537)	(1,930,000)	(91,000)	4,920,000
Net unrealized holding losses on derivative instruments, Net of tax:
Net unrealized holding losses on derivative instruments, Changes in fair value of derivatives, Net of tax					3,110	255,000	4,344,000	983,000
Net unrealized holding losses on derivative instruments, Net gains reclassified into earnings, Net of tax					(20,183)	(1,655,000)	(4,426,000)	(369,000)
Net unrealized holding losses on derivative instruments, Net unrealized losses, Net of tax	(18,366)	(1,506,000)	(26,000)	1,339,000	(17,073)	(1,400,000)	(82,000)	614,000
Other comprehensive loss, Net of tax					$ (138,586)	¥ (11,364,000)	¥ (35,432,000)	¥ 10,110,000

Sources of Income (loss) Before Income Taxes and Equity in Earnings of Affiliated Companies and Sources of Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	$ 972,098	¥ 79,712,000	¥ 68,682,000	¥ (35,965,000)
Foreign	2,071,914	169,897,000	151,127,000	100,944,000
Income before income taxes and equity in earnings of affiliated companies	3,044,012	249,609,000	219,809,000	64,979,000
Current -
Domestic	202,659	16,618,000	15,391,000	5,254,000
Foreign	607,341	49,802,000	42,532,000	27,468,000
Current	810,000	66,420,000	57,923,000	32,722,000
Deferred-
Domestic	108,671	8,911,000	4,885,000	(6,272,000)
Foreign	(10,500)	(861,000)	1,898,000	(1,086,000)
Deferred	98,171	8,050,000	6,783,000	(7,358,000)
Income before income taxes and equity in earnings of affiliated companies	$ 908,171	¥ 74,470,000	¥ 64,706,000	¥ 25,364,000

Total Income Taxes Recognized (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Income before income taxes and equity in earnings of affiliated companies	$ 908,171	¥ 74,470,000	¥ 64,706,000	¥ 25,364,000
Foreign currency translation adjustments	(7,207)	(591,000)	(493,000)	(292,000)
Net unrealized holding gains (losses) on securities available for sale	(854)	(70,000)	1,323,000	3,980,000
Pension liability adjustments	(1,207)	(99,000)	(1,456,000)	1,843,000
Net unrealized holding gains (losses) on derivative instruments	(9,841)	(807,000)	(78,000)	886,000
Total income taxes	$ 889,061	¥ 72,903,000	¥ 64,002,000	¥ 31,781,000

Temporary Differences and Tax Loss Carryforwards which Gave Rise to Deferred Tax Assets and Liabilities (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred tax assets:
Allowances provided, not yet recognized for tax	$ 62,817,000	¥ 5,151,000,000	¥ 3,944,000,000
Accrued expenses	412,208,000	33,801,000,000	30,752,000,000
Pension and retirement benefits	166,085,000	13,619,000,000	17,985,000,000
Property, plant and equipment	134,951,000	11,066,000,000	13,402,000,000
Inventories	115,366,000	9,460,000,000	7,517,000,000
Net operating loss carryforwards	173,963,000	14,265,000,000	37,095,000,000
Research and development expenses	15,305,000	1,255,000,000	557,000,000
Other	169,037,000	13,861,000,000	24,044,000,000
Total gross deferred tax assets	1,249,732,000	102,478,000,000	135,296,000,000
Less valuation allowance	(252,805,000)	(20,730,000,000)	(36,690,000,000)
Total deferred tax assets	996,927,000	81,748,000,000	98,606,000,000
Deferred tax liabilities:
Unrealized holding gains on securities available for sale	107,024,000	8,776,000,000	9,972,000,000
Deferral of profit from installment sales			27,000,000
Property, plant and equipment	137,402,000	11,267,000,000	12,917,000,000
Intangible assets	129,074,000	10,584,000,000	17,503,000,000
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	57,610,000	4,724,000,000	5,092,000,000
Total deferred tax liabilities	431,110,000	35,351,000,000	45,511,000,000
Total deferred tax assets	$ 565,817,000	¥ 46,397,000,000	¥ 53,095,000,000

Net Deferred Tax Assets and Liabilities Reflected on Consolidated Balance Sheet (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes and other current assets	$ 546,646	¥ 44,825,000	¥ 55,953,000
Deferred income taxes and other assets	229,695	18,835,000	15,117,000
Deferred income taxes and other current liabilities	(8,378)	(687,000)	(380,000)
Deferred income taxes and other liabilities	(202,146)	(16,576,000)	(17,595,000)
Total deferred tax assets	$ 565,817	¥ 46,397,000	¥ 53,095,000

Income Taxes - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2012 Merger Agreement JPY (¥)	Mar. 31, 2011 Merger Agreement JPY (¥)	Mar. 31, 2012 Fiscal years beginning on or after April 1, 2012	Mar. 31, 2012 Fiscal years beginning on or after April 1, 2015	Mar. 31, 2012 Foreign subsidiaries USD ($)	Mar. 31, 2012 Foreign subsidiaries JPY (¥)	Mar. 31, 2011 Foreign subsidiaries JPY (¥)
Income Taxes [Line Items]
Valuation allowances				¥ 49,081,000,000	¥ 31,420,000,000
Net changes in the total valuation allowance	(194,634,000)	(15,960,000,000)	(12,391,000,000)	17,661,000,000		(12,686,000,000)	(13,579,000,000)
National corporate tax rate	30.00%	30.00%
Inhabitant tax	6.00%	6.00%
Approximate deductible enterprise tax	8.00%	8.00%
Japanese statutory income tax rate	40.80%	40.80%	40.80%	40.80%				38.10%	35.70%
Undistributed earnings of foreign subsidiaries aggregate	11,602,377,000	951,395,000,000	847,153,000,000							6,564,902,000	538,322,000,000	520,980,000,000
Recognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries										14,768,000	1,211,000,000	677,000,000
Unrecognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries										245,585,000	20,138,000,000	18,620,000,000
Net operating loss carryforwards approximately	$ 476,402,000	¥ 39,065,000,000

Differences between Japanese Tax Rates and Effective Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Japanese statutory tax rate	40.80%	40.80%	40.80%
Increase (decrease) in tax rates resulting from
Change in valuation allowance	(5.40%)	(4.90%)	24.40%
Expenses not deductible for tax purposes	0.10%	1.50%	6.80%
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.70%)	(8.30%)	(22.60%)
Tax credit for research and development expenses	0.00%	(1.30%)
Realization of loss for investment in a subsidiary			(10.20%)
Other, net	1.00%	1.60%	(0.20%)
Effective tax rate	29.80%	29.40%	39.00%

Period Available to Offset Future Taxable Income in each Tax Jurisdiction (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Income Taxes [Line Items]
Within 5 years		¥ 9,980,000,000
6 to 20 years		16,248,000,000
Indefinite periods		12,837,000,000
Total	$ 476,402,000	¥ 39,065,000,000

Rent Expenses - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Leases Disclosure [Line Items]
Rent expenses under cancelable and non-cancelable operating leases	$ 188,915	¥ 15,491,000	¥ 14,480,000	¥ 13,823,000

Future Minimum Lease Payments under Non-Cancelable Operating Leases and Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases Disclosure [Line Items]
Capital leases, 2013	¥ 5,638
Capital leases, 2014	3,711
Capital leases, 2015	2,298
Capital leases, 2016	925
Capital leases, 2017	194
Capital leases, Thereafter	446
Capital leases, Total minimum lease payments	13,212
Capital leases, Less: amounts representing interest	(676)
Capital leases, Present value of net minimum capital lease payments	12,536
Operating lease commitments, 2013	3,398
Operating lease commitments, 2014	2,378
Operating lease commitments, 2015	1,660
Operating lease commitments, 2016	1,068
Operating lease commitments, 2017	578
Operating lease commitments, Thereafter	1,409
Operating lease commitments, Total minimum lease payments	10,491
Capital leases and operating lease commitments, 2013	9,036
Capital leases and operating lease commitments, 2014	6,089
Capital leases and operating lease commitments, 2015	3,958
Capital leases and operating lease commitments, 2016	1,993
Capital leases and operating lease commitments, 2017	772
Capital leases and operating lease commitments, Thereafter	1,855
Capital leases and operating lease commitments, Total minimum lease payments	¥ 23,703

Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Komatsu Ltd. per Share Computations (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Earnings Per Share Disclosure [Line Items]
Net income attributable to Komatsu Ltd.	$ 2,037,085	¥ 167,041,000	¥ 150,752,000	¥ 33,559,000
Weighted average common shares outstanding, less treasury stock	962,919,074	962,919,074	967,803,446	968,013,328
Dilutive effect of:
Stock options	857,871	857,871	671,477	449,531
Weighted average diluted common shares outstanding	963,776,945	963,776,945	968,474,923	968,462,859
Net income attributable to Komatsu Ltd. per share:
Basic	$ 2.1155	¥ 173.47	¥ 155.77	¥ 34.67
Diluted	$ 2.1136	¥ 173.32	¥ 155.66	¥ 34.65

Commitments and Contingent Liabilities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Employees with housing loans Minimum	Mar. 31, 2012 Employees with housing loans Maximum	Mar. 31, 2012 Loans related to affiliated companies, customers and other companies Minimum	Mar. 31, 2012 Loans related to affiliated companies, customers and other companies Maximum
Commitments and Contingencies Disclosure [Line Items]
Liability for discounted and transferred recourse receivables	$ 22,866	¥ 1,875,000
Contract terms under guarantee			10 years	30 years	1 year	11 years
Maximum amount of undiscounted payments under guarantee	1,133,598	92,955,000
Commitments for capital investment outstanding	$ 152,439	¥ 12,500,000

Change in Accrued Product Warranty Cost (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Balance at beginning of year	$ 347,939	¥ 28,531,000	¥ 23,758,000
Addition	344,317	28,234,000	27,091,000
Utilization	(319,646)	(26,211,000)	(21,352,000)
Other	(244)	(20,000)	(966,000)
Balance at end of year	$ 372,366	¥ 30,534,000	¥ 28,531,000

Derivative Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Income included in accumulated other comprehensive income (loss) that will be reclassified into earnings within twelve months	$ 19,305	¥ 1,583,000

Notional Principal Amounts of Derivative Financial Instruments Outstanding (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Option contracts USD ($)	Mar. 31, 2012 Option contracts JPY (¥)	Mar. 31, 2011 Option contracts JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)
Forwards and options:
Sale of foreign currencies	$ 1,576,610	¥ 129,282,000	¥ 94,504,000
Purchase of foreign currencies	961,695	78,859,000	87,605,000
Notional principal amount				$ 3,012	¥ 247,000	¥ 490,000	$ 1,012,366	¥ 83,014,000	¥ 123,424,000

Fair Value of Derivative Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Designated as hedging instruments USD ($)	Mar. 31, 2012 Designated as hedging instruments JPY (¥)	Mar. 31, 2011 Designated as hedging instruments JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other current liabilities USD ($)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Forward contracts Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other liabilities USD ($)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Designated as hedging instruments Forward contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Forward contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Forward contracts Deferred income taxes and other assets JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities USD ($)	Mar. 31, 2012 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2012 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Designated as hedging instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments USD ($)	Mar. 31, 2012 Undesignated derivative instruments JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other current liabilities USD ($)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Forward contracts Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other liabilities USD ($)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Forward contracts Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Undesignated derivative instruments Forward contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Forward contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities USD ($)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current liabilities JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other liabilities USD ($)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other liabilities JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other assets USD ($)	Mar. 31, 2012 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other assets JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Interest rate swaps, cross-currency swaps and interest rate cap agreements Deferred income taxes and other assets JPY (¥)	Mar. 31, 2012 Undesignated derivative instruments Option contracts Deferred income taxes and other current assets USD ($)	Mar. 31, 2012 Undesignated derivative instruments Option contracts Deferred income taxes and other current assets JPY (¥)	Mar. 31, 2011 Undesignated derivative instruments Option contracts Deferred income taxes and other current assets JPY (¥)
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	$ 46,890	¥ 3,845,000	¥ 11,031,000	$ 20,756	¥ 1,702,000	¥ 139,000						$ 20,500	¥ 1,681,000	¥ 11,000	¥ 2,000				$ 256	¥ 21,000	¥ 126,000	$ 26,134	¥ 2,143,000	¥ 10,892,000							$ 6,939	¥ 569,000	¥ 403,000							$ 13,439	¥ 1,102,000	¥ 6,967,000	$ 5,695	¥ 467,000	¥ 3,515,000	$ 61	¥ 5,000	¥ 7,000
Derivative liabilities, estimated fair value	$ 118,536	¥ 9,720,000	¥ 3,976,000	$ 78,451	¥ 6,433,000	¥ 1,288,000	$ 68,024	¥ 5,578,000	¥ 817,000	$ 1,281	¥ 105,000					$ 9,146	¥ 750,000	¥ 471,000				$ 40,085	¥ 3,287,000	¥ 2,688,000	$ 34,207	¥ 2,805,000	¥ 2,025,000	$ 671	¥ 55,000	¥ 126,000				$ 5,097	¥ 418,000	¥ 382,000	$ 110	¥ 9,000	¥ 155,000

Effects of Derivative Instruments on Consolidated Statements of Income (Detail)	12 Months Ended
	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net JPY (¥)	Mar. 31, 2012 Cash Flow Hedging USD ($)		Mar. 31, 2012 Cash Flow Hedging JPY (¥)		Mar. 31, 2011 Cash Flow Hedging JPY (¥)		Mar. 31, 2010 Cash Flow Hedging JPY (¥)		Mar. 31, 2012 Cash Flow Hedging Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)		Mar. 31, 2012 Cash Flow Hedging Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)		Mar. 31, 2011 Cash Flow Hedging Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)		Mar. 31, 2010 Cash Flow Hedging Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)		Mar. 31, 2012 Cash Flow Hedging Forward contracts Other income (expenses), net USD ($)		Mar. 31, 2012 Cash Flow Hedging Forward contracts Other income (expenses), net JPY (¥)		Mar. 31, 2011 Cash Flow Hedging Forward contracts Other income (expenses), net JPY (¥)		Mar. 31, 2010 Cash Flow Hedging Forward contracts Other income (expenses), net JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	¥ (270,000,000)	¥ (270,000,000)
Amount of gains (losses) recognized in income on hedged items	355,000,000	355,000,000
Amount of gains (losses) recognized in OCI on derivatives			8,110,000	[1]	665,000,000	[1]	7,315,000,000	[1]	2,121,000,000	[1]					120,000,000	[1]	1,758,000,000	[1]	8,110,000	[1]	665,000,000	[1]	7,195,000,000	[1]	363,000,000	[1]
Amount of gains (losses) reclassified from accumulated OCI into income			35,024,000	[1]	2,872,000,000	[1]	7,475,000,000	[1]	621,000,000	[1]	2,768,000	[1]	227,000,000	[1]			89,000,000	[1]	32,256,000	[1]	2,645,000,000	[1]	7,475,000,000	[1]	532,000,000	[1]
Amount of gains (losses) recognized in income on derivatives

[1]	OCI stands for other comprehensive income (loss).

Derivative Instruments Not Designated as Hedging Instruments Relationships (Detail) (Undesignated derivative instruments) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Forward contracts Other income (expenses), net USD ($)	Mar. 31, 2012 Forward contracts Other income (expenses), net JPY (¥)	Mar. 31, 2011 Forward contracts Other income (expenses), net JPY (¥)	Mar. 31, 2010 Forward contracts Other income (expenses), net JPY (¥)	Mar. 31, 2012 Option contracts Other income (expenses), net USD ($)	Mar. 31, 2012 Option contracts Other income (expenses), net JPY (¥)	Mar. 31, 2011 Option contracts Other income (expenses), net JPY (¥)	Mar. 31, 2010 Option contracts Other income (expenses), net JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swaps and interest rate cap agreements Other income (expenses), net JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements Cost of Sales USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements Cost of Sales JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements Cost of Sales JPY (¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swaps and interest rate cap agreements Cost of Sales JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	$ (71,542)	¥ (5,866,000)	¥ 941,000	¥ 351,000	$ 4,012	¥ 329,000	¥ (1,411,000)	¥ (972,000)	$ (5)	¥ 0	¥ (9,000)	¥ 3,000	$ (73,110)	¥ (5,995,000)	¥ 2,816,000	¥ 1,900,000	$ (2,439)	¥ (200,000)	¥ (455,000)	¥ (580,000)

Carrying Amounts and Estimated Fair Values of Financial Instruments including Financial Instruments Not Qualifying as Hedge (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Forward and options USD ($)	Mar. 31, 2012 Forward and options JPY (¥)	Mar. 31, 2011 Forward and options JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, marketable equity securities, Carrying amount	$ 560,159	¥ 45,933,000	¥ 49,372,000
Long-term debt, including current portion, Carrying amount	5,268,000	431,976,000	413,760,000
Derivative assets, Carrying amount				27,500	2,255,000	423,000	19,390	1,590,000	10,608,000
Derivative liabilities, Carrying amount				104,183	8,543,000	2,968,000	14,353	1,177,000	1,008,000
Investment securities, marketable equity securities	560,159	45,933,000	49,372,000
Long-term debt, including current portion, Estimated fair value	5,236,061	429,357,000	412,375,000
Derivative assets, Estimated fair value				27,500	2,255,000	423,000	19,390	1,590,000	10,608,000
Derivative liabilities, Estimated fair value				$ 104,183	¥ 8,543,000	¥ 2,968,000	$ 14,353	¥ 1,177,000	¥ 1,008,000

Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Manufacturing industry USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Manufacturing industry JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Manufacturing industry JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Financial service industry USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Financial service industry JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Financial service industry JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Other USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Other JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Other JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Forward contracts USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Forward contracts JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Forward contracts JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Option contracts USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Option contracts JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Option contracts JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Manufacturing industry USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Manufacturing industry JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Manufacturing industry JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Financial service industry USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Financial service industry JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Financial service industry JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Other USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Other JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Other JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Forward contracts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Forward contracts JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Forward contracts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Option contracts USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Option contracts JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Option contracts JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Interest rate swaps, cross-currency swaps and interest rate cap agreements JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	$ 560,159	¥ 45,933,000	¥ 49,372,000							$ 331,366	¥ 27,172,000	¥ 30,219,000	$ 197,147	¥ 16,166,000	¥ 16,439,000	$ 31,646	¥ 2,595,000	¥ 2,714,000													$ 331,366	¥ 27,172,000	¥ 30,219,000	$ 197,147	¥ 16,166,000	¥ 16,439,000	$ 31,646	¥ 2,595,000	¥ 2,714,000
Derivatives assets				19,390	1,590,000	10,608,000													27,439	2,250,000	416,000	61	5,000	7,000	19,390	1,590,000	10,608,000																27,439	2,250,000	416,000	61	5,000	7,000	19,390	1,590,000	10,608,000
Total assets							607,049	49,778,000	60,403,000																			560,159	45,933,000	49,372,000										46,890	3,845,000	11,031,000
Derivatives liabilities																			104,183	8,543,000	2,968,000				14,353	1,177,000	1,008,000																104,183	8,543,000	2,968,000				14,353	1,177,000	1,008,000
Other							656,768	53,855,000	27,524,000																															647,597	53,103,000	26,665,000										9,171	752,000	859,000
Total liabilities							$ 775,304	¥ 63,575,000	¥ 31,500,000																															$ 766,133	¥ 62,823,000	¥ 30,641,000										$ 9,171	¥ 752,000	¥ 859,000

Summary Information about Changes of Level Three (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ (10,476,000)	¥ (859,000,000)	¥ (2,280,000,000)	¥ 919,000,000
Total gains or losses (realized/unrealized)	1,305,000	107,000,000	219,000,000	1,543,000,000
Included in earnings	1,134,000	93,000,000	6,000,000	1,605,000,000
Included in other comprehensive income (loss)	171,000	14,000,000	213,000,000	(62,000,000)
Total purchases, issuance and settlements			1,202,000,000	(4,742,000,000)
Purchases
Issuance
Settlements			1,202,000,000	(4,742,000,000)
Balance at end of year	$ (9,171,000)	¥ (752,000,000)	¥ (859,000,000)	¥ (2,280,000,000)

Fair Value Measurements - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Fair Value Measurements [Line Items]
Unrealized gains on classified Level 3 assets and liabilities recognized in earnings	$ 1,134,000	¥ 93,000,000	¥ 6,000,000	¥ 1,605,000,000
Long-lived assets book value	66,451,000	5,449,000,000	5,833,000,000
Long-lived assets fair value	28,573,000	2,343,000,000	691,000,000
Impairment loss on long-lived assets	37,878,000	3,106,000,000	5,142,000,000	3,332,000,000
Impairment loss related to long-lived assets			¥ 5,142,000,000

Business Segment and Geographic Information - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Segment	Mar. 31, 2012 JPY (¥) Segment	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Segment Reporting Disclosure [Line Items]
Number of operating segments	2	2
Amortization of long-term prepaid expenses	$ 13,305	¥ 1,091,000	¥ 1,025,000	¥ 1,104,000

Operating Segments and Geographic Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment Revenues From External Customers USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment Revenues From External Customers JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment Revenues From External Customers JPY (¥)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment Revenues From External Customers JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment Intersegment USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment Intersegment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment Intersegment JPY (¥)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment Intersegment JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment Revenues From External Customers USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment Revenues From External Customers JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment Revenues From External Customers JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others Segment Revenues From External Customers JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment Intersegment USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment Intersegment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment Intersegment JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others Segment Intersegment JPY (¥)	Mar. 31, 2012 Corporate Elimination USD ($)	Mar. 31, 2012 Corporate Elimination JPY (¥)	Mar. 31, 2011 Corporate Elimination JPY (¥)	Mar. 31, 2010 Corporate Elimination JPY (¥)
Segment Reporting Information [Line Items]
Net sales (Notes 1 and 7)	$ 24,167,841	¥ 1,981,763,000	¥ 1,843,127,000	¥ 1,431,564,000	$ 21,271,622	¥ 1,744,273,000	¥ 1,618,081,000	¥ 1,271,265,000	$ 21,211,561	¥ 1,739,348,000	¥ 1,615,689,000	¥ 1,268,575,000	$ 60,061	¥ 4,925,000	¥ 2,392,000	¥ 2,690,000	$ 3,062,671	¥ 251,139,000	¥ 238,354,000	¥ 178,608,000	$ 2,956,281	¥ 242,415,000	¥ 227,438,000	¥ 162,989,000	$ 106,390	¥ 8,724,000	¥ 10,916,000	¥ 15,619,000	$ (166,452)	¥ (13,649,000)	¥ (13,308,000)	¥ (18,309,000)
Segment profit	3,208,171	263,070,000	241,795,000	86,059,000	3,003,549	246,291,000	220,830,000	83,061,000									204,622	16,779,000	20,965,000	2,998,000
Corporate expenses and elimination	(53,744)	(4,407,000)	(6,823,000)	(5,340,000)
Assets	28,299,134	2,320,529,000	2,149,137,000	1,959,055,000	23,968,366	1,965,406,000	1,859,004,000	1,682,542,000									3,393,073	278,232,000	270,736,000	207,551,000									937,695	76,891,000	19,397,000	68,962,000
Total profit	3,154,427	258,663,000	234,972,000	80,719,000
Depreciation and amortization	1,085,549	89,015,000	88,442,000	90,215,000	981,964	80,521,000	80,780,000	82,508,000									103,585	8,494,000	7,662,000	7,707,000
Impairment loss on long-lived assets	37,878	3,106,000	5,142,000	3,332,000	28,415	2,330,000	4,969,000	3,063,000									9,463	776,000	173,000	269,000
Capital investment	1,488,268	122,038,000	97,738,000	96,191,000	1,408,756	115,518,000	92,049,000	92,979,000									79,512	6,520,000	5,689,000	3,212,000
Other operating income (expenses), net	9,585	786,000	(6,901,000)	(10,352,000)
Operating income	3,126,134	256,343,000	222,929,000	67,035,000
Interest and dividend income	46,049	3,776,000	4,493,000	6,158,000
Interest expense	(94,927)	(7,784,000)	(6,475,000)	(8,502,000)
Other, net	(33,244)	(2,726,000)	(1,138,000)	288,000
Consolidated income before income taxes and equity in earnings of affiliated companies	$ 3,044,012	¥ 249,609,000	¥ 219,809,000	¥ 64,979,000

Impairment Loss on Long-Lived Assets and Goodwill Recorded in each Segment Asset (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others Segment JPY (¥)
Segment Reporting Information [Line Items]
Impairment loss on long-lived assets	$ 37,878	¥ 3,106,000	¥ 5,142,000	¥ 3,332,000	$ 28,415	¥ 2,330,000	¥ 4,969,000	¥ 3,063,000	$ 9,463	¥ 776,000	¥ 173,000	¥ 269,000

Net Sales Determined by Customer Location (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 JAPAN USD ($)	Mar. 31, 2012 JAPAN JPY (¥)	Mar. 31, 2011 JAPAN JPY (¥)	Mar. 31, 2010 JAPAN JPY (¥)	Mar. 31, 2012 Europe and CIS USD ($)	Mar. 31, 2012 Europe and CIS JPY (¥)	Mar. 31, 2011 Europe and CIS JPY (¥)	Mar. 31, 2010 Europe and CIS JPY (¥)	Mar. 31, 2012 China USD ($)	Mar. 31, 2012 China JPY (¥)	Mar. 31, 2011 China JPY (¥)	Mar. 31, 2010 China JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination JAPAN USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination JAPAN JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination JAPAN JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination JAPAN JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination The Americas USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination The Americas JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination The Americas JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination The Americas JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination Europe and CIS USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination Europe and CIS JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination Europe and CIS JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination Europe and CIS JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination China USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination China JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination China JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination China JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination Asia (excluding Japan and China) and Oceania USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination Asia (excluding Japan and China) and Oceania JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination Asia (excluding Japan and China) and Oceania JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination Asia (excluding Japan and China) and Oceania JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination Middle East And Africa USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination Middle East And Africa JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination Middle East And Africa JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination Middle East And Africa JPY (¥)
Segment Reporting Disclosure [Line Items]
Net sales	$ 24,167,841	¥ 1,981,763,000	¥ 1,843,127,000	¥ 1,431,564,000	$ 8,823,999	¥ 723,568,000	¥ 641,502,000	¥ 498,568,000	$ 2,647,378	¥ 217,085,000	¥ 175,217,000	¥ 141,510,000	$ 2,396,793	¥ 196,537,000	¥ 332,581,000	¥ 238,102,000	$ 4,908,598	¥ 402,505,000	¥ 349,184,000	¥ 323,813,000	$ 5,619,683	¥ 460,814,000	¥ 397,427,000	¥ 323,984,000	$ 2,534,732	¥ 207,848,000	¥ 165,418,000	¥ 127,377,000	$ 3,292,890	¥ 270,017,000	¥ 428,208,000	¥ 270,870,000	$ 6,263,109	¥ 513,575,000	¥ 398,366,000	¥ 299,864,000	$ 1,548,829	¥ 127,004,000	¥ 104,524,000	¥ 85,656,000

Net Sales Determined by Geographic Origin and Property, Plant and Equipment Determined Based on Physical Location (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 JAPAN USD ($)	Mar. 31, 2012 JAPAN JPY (¥)	Mar. 31, 2011 JAPAN JPY (¥)	Mar. 31, 2010 JAPAN JPY (¥)	Mar. 31, 2012 U.S.A. USD ($)	Mar. 31, 2012 U.S.A. JPY (¥)	Mar. 31, 2011 U.S.A. JPY (¥)	Mar. 31, 2010 U.S.A. JPY (¥)	Mar. 31, 2012 Europe and CIS USD ($)	Mar. 31, 2012 Europe and CIS JPY (¥)	Mar. 31, 2011 Europe and CIS JPY (¥)	Mar. 31, 2010 Europe and CIS JPY (¥)	Mar. 31, 2012 China USD ($)	Mar. 31, 2012 China JPY (¥)	Mar. 31, 2011 China JPY (¥)	Mar. 31, 2010 China JPY (¥)	Mar. 31, 2012 Other Countries USD ($)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2010 Other Countries JPY (¥)
Segment Reporting Disclosure [Line Items]
Net sales	$ 24,167,841	¥ 1,981,763,000	¥ 1,843,127,000	¥ 1,431,564,000	$ 8,823,999	¥ 723,568,000	¥ 641,502,000	¥ 498,568,000	$ 5,320,732	¥ 436,300,000	¥ 391,380,000	¥ 311,170,000	$ 2,647,378	¥ 217,085,000	¥ 175,217,000	¥ 141,510,000	$ 2,396,793	¥ 196,537,000	¥ 332,581,000	¥ 238,102,000	$ 4,978,939	¥ 408,273,000	¥ 302,447,000	¥ 242,214,000
Property, plant and equipment of domicile country					4,346,635	356,424,000	354,797,000	380,592,000	821,341	67,350,000	63,972,000	62,637,000
Property, plant and equipment of foreign countries													359,549	29,483,000	29,868,000	35,811,000					931,695	76,399,000	59,750,000	46,060,000
Property, plant and equipment	$ 6,459,220	¥ 529,656,000	¥ 508,387,000	¥ 525,100,000

Deferred Income Taxes and Other Current Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepaid expenses	$ 104,890	¥ 8,601,000	¥ 4,318,000
Short-term loans receivable:
Affiliated companies	8,098	664,000	723,000
Other	13,951	1,144,000	1,427,000
Total	22,049	1,808,000	2,150,000
Deferred income taxes	546,646	44,825,000	55,953,000
Other	1,085,903	89,044,000	90,360,000
Total	$ 1,759,488	¥ 144,278,000	¥ 152,781,000

Deferred Income Taxes and Other Current Liabilities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Accrued expenses	$ 1,027,610	¥ 84,264,000	¥ 80,195,000
Advances received	599,756	49,180,000	30,828,000
Deferred income taxes	8,378	687,000	380,000
Other	1,190,768	97,643,000	87,865,000
Total	$ 2,826,512	¥ 231,774,000	¥ 199,268,000

Research and Development Expenses and Advertising Costs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	$ 668,817	¥ 54,843,000	¥ 49,005,000	¥ 46,449,000
Advertising costs	$ 28,744	¥ 2,357,000	¥ 2,627,000	¥ 2,417,000

Shipping and Handling Costs Included in Selling, General and Administrative Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Shipping and handling costs	$ 551,598	¥ 45,231,000	¥ 37,706,000	¥ 25,697,000

Supplementary Information to Statements of Income - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Components of Other Income (Expense) [Line Items]
Impairment loss on long-lived assets	$ 37,878,000	¥ 3,106,000,000	¥ 5,142,000,000	¥ 3,332,000,000
Reorganization cost			¥ 3,771,000,000	¥ 8,883,000,000

Other Operating Income (Expenses), Net (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Gain on sale of property	$ 15,781		¥ 1,294,000		¥ 2,432,000		¥ 1,036,000
Loss on disposal or sale of fixed assets	(30,329)	[1]	(2,487,000)	[1]	(1,553,000)	[1]	(2,907,000)	[1]
Other	24,133	[1]	1,979,000	[1]	(7,780,000)	[1]	(8,481,000)	[1]
Total	$ 9,585		¥ 786,000		¥ (6,901,000)		¥ (10,352,000)

[1]	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million and ¥2,787 million respectively resulted from the Great East Japan Earthquake.

Other Operating Income (Expenses), Net (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2011 Great East Japan Earthquake JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Loss on disposal or sale of fixed assets	$ (30,329)	[1]	¥ (2,487,000)	[1]	¥ (1,553,000)	[1]	¥ (2,907,000)	[1]	¥ (73,000)
Other	$ 24,133	[1]	¥ 1,979,000	[1]	¥ (7,780,000)	[1]	¥ (8,481,000)	[1]	¥ 2,787,000

[1]	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million and ¥2,787 million respectively resulted from the Great East Japan Earthquake.

Other Income (Expenses), Net (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Interest income -
Installment receivables	$ 3,524	¥ 289,000	¥ 503,000	¥ 1,206,000
Other	32,098	2,632,000	2,670,000	3,785,000
Dividends	10,427	855,000	1,320,000	1,167,000
Interest expense	(94,927)	(7,784,000)	(6,475,000)	(8,502,000)
Net gain (loss) from sale of investment securities	(30,683)	(2,516,000)	(54,000)	679,000
Exchange gain (loss), net	47,122	3,864,000	(4,193,000)	1,066,000
Other	(49,683)	(4,074,000)	3,109,000	(1,457,000)
Total	$ (82,122)	¥ (6,734,000)	¥ (3,120,000)	¥ (2,056,000)

Valuation and Qualifying Accounts Deducted from Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Allowance for doubtful receivables USD ($)	Mar. 31, 2012 Allowance for doubtful receivables JPY (¥)	Mar. 31, 2011 Allowance for doubtful receivables JPY (¥)	Mar. 31, 2010 Allowance for doubtful receivables JPY (¥)	Mar. 31, 2012 Valuation allowance for deferred tax assets USD ($)	Mar. 31, 2012 Valuation allowance for deferred tax assets JPY (¥)	Mar. 31, 2011 Valuation allowance for deferred tax assets JPY (¥)	Mar. 31, 2010 Valuation allowance for deferred tax assets JPY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of fiscal period	$ 192,597	¥ 15,793,000	¥ 14,941,000	¥ 15,330,000	$ 447,439	¥ 36,690,000	¥ 49,081,000	¥ 31,420,000
Charged to costs and expenses	25,671	2,105,000	5,307,000	7,457,000	23,915	1,961,000	7,596,000	21,784,000
Charged to other accounts	3,110	255,000	1,068,000	957,000	3,366	276,000		8,000
Deductions	35,488	2,910,000	5,523,000	8,803,000	221,915	18,197,000	19,987,000	4,131,000
Balance at end of fiscal period	$ 185,890	¥ 15,243,000	¥ 15,793,000	¥ 14,941,000	$ 252,805	¥ 20,730,000	¥ 36,690,000	¥ 49,081,000